UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

Statement of Investments

Financial Square Treasury Obligations Fund
March 31, 2005 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Treasury Obligations — 19.0%
United States Treasury Bills
$80,000,000	2.72	%(a)	04/15/2005	$79,915,378
50,000,000	2.62		05/26/2005	49,800,243
112,000,000	2.46		06/23/2005	111,364,773
80,000,000	2.47		06/23/2005	79,545,345
145,000,000	2.79		06/23/2005	144,068,959
100,000,000	2.84		08/25/2005	98,850,250
100,000,000	2.85		08/25/2005	98,846,194
30,000,000	3.00		09/15/2005	29,582,500
United States Treasury Notes
20,000,000	6.75		05/15/2005	20,127,841
123,000,000	1.88		11/30/2005	122,425,218
30,000,000	1.50		03/31/2006	29,415,197

Total U.S. Treasury Obligations				$863,941,898

Total Investments before Repurchase Agreements				$863,941,898

Repurchase Agreements(b) — 84.2%
Bank of America Securities LLC(c)
$75,000,000	2.70%		05/03/2005	$75,000,000
Maturity Value: $75,225,000
Dated: 03/24/05
Collateralized by U.S. Treasury Bill, 0.00%, due 09/22/2005
Deutsche Bank Securities, Inc.
40,000,000	2.45		04/12/2005	40,000,000
Maturity Value: $40,245,000
Dated: 01/12/05
Collateralized by U.S. Treasury Stripped Interest Only Note, 0.00%, due 08/15/2011
50,000,000	2.72		05/03/2005	50,000,000
Maturity Value: $50,128,444
Dated: 03/30/05
Collateralized by U.S. Treasury Note, 3.38%, due 10/15/2009
60,000,000	2.73	(a)	05/03/2005	60,000,000
Maturity Value: $60,145,600
Dated: 04/01/05
Joint Repurchase Agreement Account I
3,112,700,000	2.67		04/01/2005	3,112,700,000
Maturity Value: $3,112,931,032

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements(b) (continued)
UBS Securities LLC
$264,000,000	2.61%	04/01/2005	$264,000,000
Maturity Value: $264,019,140
Collateralized by U.S. Treasury Notes, 1.63% to 3.38%, due 10/31/2005 to 02/15/2008
75,000,000	2.36	04/04/2005	75,000,000
Maturity Value: $75,442,500
Dated: 01/04/05
Collateralized by U.S. Treasury Note, 1.63%, due 10/31/2005
80,000,000	2.70	05/02/2005	80,000,000
Maturity Value: $80,246,000
Dated: 03/22/05
Collateralized by U.S. Treasury Note, 1.25%, due 05/31/2005
75,000,000	2.71	05/03/2005	75,000,000
Maturity Value: $75,225,833
Dated: 03/24/05
Collateralized by U.S. Treasury Notes, 1.50% to 3.50%, due 03/31/2006 to 01/15/2009

Total Repurchase Agreements			$3,831,700,000

Total Investments — 103.2%			$4,695,641,898

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or portion represents a forward commitment.

(b) Unless noted, all repurchase agreements were entered into on March 31, 2005.

(c) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2005, these securities amounted to $75,000,000 or approximately 1.6% of net assets.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

Statement of Investments

Financial Square Treasury Obligations Fund (continued)
March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At March 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $3,112,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$500,000,000	2.68%	04/01/2005	$500,037,222

Banc of America Securities LLC	400,000,000	2.65	04/01/2005	400,029,444

Barclays Capital PLC	500,000,000	2.68	04/01/2005	500,037,222

Bear Stearns & Co.	500,000,000	2.65	04/01/2005	500,036,806

Deutsche Bank Securities, Inc.	356,000,000	2.70	04/01/2005	356,026,700

Greenwich Capital Markets	200,000,000	2.68	04/01/2005	200,014,889

J.P. Morgan Securities, Inc.	310,000,000	2.67	04/01/2005	310,022,992

Morgan Stanley & Co.	810,000,000	2.68	04/01/2005	810,060,300

UBS Securities LLC	310,000,000	2.66	04/01/2005	310,022,906

TOTAL	$3,886,000,000			$3,886,288,481

At March 31, 2005, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 06/02/2005 to 09/15/2005; U.S. Treasury Bonds, 10.00% to 13.88%, due 05/15/2010 to 11/15/2014; U.S. Treasury Inflation Index Bonds, 3.38% to 4.25%, due 01/15/2007 to 01/15/2012; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 05/15/2005 to 02/15/2015; U.S. Treasury Notes, 0.00% to 7.00%, due 05/15/2005 to 11/15/2014 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 12.00%, due 05/15/2005 to 02/15/2015.

INVESTMENT VALUATION — The Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for U.S. federal income tax purposes.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Statement of Investments

Financial Square Federal Fund
March 31, 2005 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations — 85.2%
Federal Farm Credit Bank
$70,000,000	2.59	%(a)	04/01/2005	$69,988,250
25,000,000	2.61	(a)	04/01/2005	24,996,285
75,000,000	2.62	(a)	04/01/2005	74,998,970
42,000,000	2.75	(a)	04/01/2005	41,995,754
315,000,000	2.77	(a)	04/01/2005	314,972,726
120,000,000	2.64	(a)	04/02/2005	119,987,129
30,000,000	2.69	(a)	04/12/2005	29,993,721
50,000,000	2.76	(a)	04/17/2005	49,995,203
40,500,000	2.67		04/20/2005	40,442,929
110,000,000	2.77	(a)	04/22/2005	109,976,805
35,715,000	2.74	(a)	04/24/2005	35,699,827
15,000,000	2.64		05/20/2005	14,946,100
Federal Home Loan Bank
35,000,000	1.40		04/01/2005	35,000,000
60,000,000	2.07		04/01/2005	60,000,000
125,000,000	2.61	(a)	04/02/2005	124,913,412
60,000,000	2.45	(a)	04/03/2005	59,984,737
220,000,000	2.45	(a)	04/05/2005	219,933,344
14,300,000	2.51		04/06/2005	14,295,015
35,500,000	2.64		04/06/2005	35,487,008
50,000,000	2.69		04/13/2005	49,955,167
268,712,000	2.70		04/13/2005	268,470,384
35,000,000	1.40		04/15/2005	34,999,812
50,000,000	2.08		04/15/2005	49,991,657
13,661,000	2.52		04/15/2005	13,647,612
250,700,000	2.70		04/15/2005	250,436,765
175,000,000	2.71		04/18/2005	174,776,049
75,000,000	2.59	(a)	04/19/2005	74,998,885
71,123,000	2.54		04/20/2005	71,027,656
50,000,000	2.65		04/20/2005	49,930,069
50,000,000	2.72		04/20/2005	49,928,222
75,000,000	2.73		04/20/2005	74,892,135
75,000,000	2.74	(a)	04/21/2005	74,937,962
259,283,000	2.71		04/22/2005	258,873,117
125,000,000	2.68		04/25/2005	124,776,667
48,316,000	2.71		04/25/2005	48,228,709
115,000,000	2.14		04/27/2005	114,822,676
75,000,000	2.15		04/27/2005	74,883,542
50,000,000	2.56		04/27/2005	49,907,556
50,000,000	2.68		04/27/2005	49,903,222
244,375,000	2.71		04/27/2005	243,896,704
55,850,000	1.35		04/28/2005	55,798,136
5,717,000	2.70		04/29/2005	5,704,994
60,000,000	2.71		04/29/2005	59,873,533
35,000,000	1.33		05/02/2005	35,000,000
75,000,000	2.63	(a)	05/02/2005	74,940,456
15,000,000	2.57		05/03/2005	14,965,733
74,000,000	2.25		05/04/2005	73,847,375
115,000,000	2.59		05/04/2005	114,727,016
70,000,000	2.60		05/04/2005	69,833,327
30,000,000	4.13		05/13/2005	30,090,928
75,000,000	2.68	(a)	05/16/2005	74,945,309
130,980,000	2.63		05/18/2005	130,530,266
124,900,000	2.64		05/18/2005	124,470,327

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)
$23,000,000	2.65%		05/20/2005	$22,917,040
100,158,000	2.69		05/25/2005	99,753,862
135,000,000	2.70		05/25/2005	134,454,262
225,000,000	2.75	(a)	05/26/2005	224,945,923
75,000,000	2.73		05/27/2005	74,682,083
45,000,000	2.55		06/01/2005	44,805,562
160,000,000	2.77		06/01/2005	159,249,022
70,000,000	2.79	(a)	06/01/2005	69,947,276
100,000,000	2.78		06/03/2005	99,513,391
150,000,000	2.81		06/08/2005	149,205,250
72,000,000	2.86	(a)	06/13/2005	71,940,019
50,000,000	2.55		06/15/2005	49,734,271
75,000,000	2.98	(a)	06/28/2005	74,962,902
23,429,000	2.83		08/05/2005	23,196,936
75,000,000	2.85		08/17/2005	74,180,625
47,628,000	2.89		08/17/2005	47,101,274
150,000,000	3.12		09/14/2005	147,842,000
63,000,000	3.14		09/21/2005	62,050,879
41,285,000	2.38		11/04/2005	41,204,041
50,000,000	3.00		01/27/2006	49,947,888
48,000,000	2.50		02/24/2006	47,500,572
18,000,000	2.20		02/27/2006	17,762,755
11,775,000	2.25		03/23/2006	11,607,823
20,000,000	2.17		03/27/2006	19,695,904

Total U.S. Government Agency Obligations				$6,363,820,743

U.S. Treasury Obligations — 16.2%
United States Treasury Bills
$50,000,000	2.62%		04/14/2005	$49,952,649
110,000,000	2.72	(b)	04/15/2005	109,883,645
1,000,000	2.59		04/21/2005	998,561
32,500,000	2.64		04/21/2005	32,452,333
100,000,000	2.66		04/21/2005	99,852,222
800,000,000	2.69		04/21/2005	798,805,973
88,100,000	2.70		04/21/2005	87,968,095
30,000,000	2.62		04/28/2005	29,941,106

Total U.S. Treasury Obligations				$1,209,854,584

Total Investments — 101.4%				$7,573,675,327

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either LIBOR or Prime lending rate.

(b) All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

Statement of Investments

Financial Square Federal Fund (continued)
March 31, 2005 (Unaudited)

INVESTMENT VALUATION — The Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for U.S. federal income tax purposes.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Statement of Investments

Financial Square Government Fund
March 31, 2005 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations — 67.1%
Federal Home Loan Bank
$20,000,000	1.40%		04/01/2005	$20,000,000
50,000,000	2.61	(a)	04/02/2005	49,961,998
20,000,000	2.45	(a)	04/03/2005	19,994,912
50,000,000	2.45	(a)	04/05/2005	49,984,046
20,000,000	1.40		04/15/2005	19,999,854
50,000,000	2.59	(a)	04/19/2005	49,999,257
48,000,000	2.74	(a)	04/21/2005	47,960,295
45,000,000	2.63	(a)	05/02/2005	44,964,274
50,000,000	2.68	(a)	05/16/2005	49,963,539
50,000,000	2.98	(a)	06/28/2005	49,975,268
Federal Home Loan Mortgage Corp.
233,000,000	2.50		04/05/2005	232,935,278
50,000,000	2.55	(a)	04/07/2005	50,000,000
70,575,000	2.55		04/19/2005	70,485,017
25,000,000	2.93	(a)	06/09/2005	25,000,655
48,000,000	2.61		06/14/2005	47,742,480
50,000,000	2.93		06/30/2005	49,633,750
29,250,000	3.58		03/17/2006	28,233,359
Federal National Mortgage Association
25,000,000	2.43	(a)	04/03/2005	24,991,733
313,500,000	2.63	(a)	04/07/2005	313,305,125
50,000,000	2.70	(a)	04/15/2005	49,999,129
25,000,000	1.35		04/28/2005	25,000,000
70,000,000	2.73	(a)	04/29/2005	69,986,254
96,500,000	2.74	(a)	04/29/2005	96,455,234
50,000,000	2.26		05/04/2005	49,896,417
100,000,000	2.62		05/04/2005	99,759,833
50,000,000	2.64	(a)	05/06/2005	49,968,093
22,749,000	2.69		05/18/2005	22,669,107
205,000,000	2.75	(a)	05/22/2005	204,859,459
100,000,000	2.83	(a)	06/06/2005	99,973,933
100,000,000	2.83	(a)	06/07/2005	99,889,452
150,000,000	2.89		06/15/2005	149,096,875
50,000,000	2.88		08/17/2005	49,448,000
138,876,000	2.92		08/17/2005	137,321,515
50,000,000	2.53		10/14/2005	49,311,278
45,000,000	3.15		02/06/2006	44,990,645
30,000,000	3.56		03/17/2006	28,961,667

Total U.S. Government Agency Obligations				$2,572,717,731

Total Investments before Repurchase Agreements				$2,572,717,731

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(b) — 29.6%
Banc of America Securities LLC(c)
$78,000,000	2.79%	05/03/2005	$78,000,000
Maturity Value: $78,241,800
Dated: 03/24/2005
Collateralized by Federal Home Loan Mortgage Corporation, 6.00% to 6.50%, due 09/01/2034 to 03/01/2035 and Federal National Mortgage Association, 4.00% to 7.00%, due 05/01/2011 to 03/01/2035
Joint Repurchase Agreement Account I
18,400,000	2.67	04/01/2005	18,400,000
Maturity Value: $18,401,366
Joint Repurchase Agreement Account II
1,000,000,000	2.90	04/01/2005	1,000,000,000
Maturity Value: $1,000,080,667
Lehman Brothers Holdings, Inc.
35,900,000	2.84	04/01/2005	35,900,000
Maturity Value: $35,902,832
Collateralized by Federal Home Loan Mortgage Corporation, 5.50%, due 06/01/2033 and Federal National Mortgage Association 5.00% to 5.50%, due 01/01/2018 to 10/01/2023

Total Repurchase Agreements- Unaffiliated Issuers			$1,132,300,000

Repurchase Agreement-Affiliated Issuer(b) — 3.3%
Goldman, Sachs & Co.
$125,000,000	2.85%	04/01/2005	$125,000,000
Maturity Value: $125,009,896
Collateralized by Federal Home Loan Mortgage Corporation, 5.50%, due 10/01/2017 to 07/01/2024 and Federal National Mortgage Association, 4.50% to 7.00%, due 06/01/2018 to 09/01/2034

Total Investments — 100.0%			$3,830,017,731

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on LIBOR rate.

(b) Unless noted, all repurchase agreements were entered into on March 31, 2005.

(c) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2005, these securities amounted to $78,000,000 or approximately 2.0% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

Statement of Investments

Financial Square Government Fund (continued)
March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At March 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $18,400,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$500,000,000	2.68%	04/01/2005	$500,037,222

Banc of America Securities LLC	400,000,000	2.65	04/01/2005	400,029,444

Barclays Capital PLC	500,000,000	2.68	04/01/2005	500,037,222

Bear Stearns & Co.	500,000,000	2.65	04/01/2005	500,036,806

Deutsche Bank Securities, Inc.	356,000,000	2.70	04/01/2005	356,026,700

Greenwich Capital Markets	200,000,000	2.68	04/01/2005	200,014,889

J.P. Morgan Securities, Inc.	310,000,000	2.67	04/01/2005	310,022,992

Morgan Stanley & Co.	810,000,000	2.68	04/01/2005	810,060,300

UBS Securities LLC	310,000,000	2.66	04/01/2005	310,022,906

TOTAL	$3,886,000,000			$3,886,288,481

At March 31, 2005, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 06/02/2005 to 09/15/2005; U.S. Treasury Bonds, 10.00% to 13.88%, due 05/15/2010 to 11/15/2014; U.S. Treasury Inflation Index Bonds, 3.38% to 4.25%, due 01/15/2007 to 01/15/2012; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 05/15/2005 to 02/15/2015; U.S. Treasury Notes, 0.00% to 7.00%, due 05/15/2005 to 11/15/2014 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 12.00%, due 05/15/2005 to 02/15/2015.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,000,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$500,000,000	2.92%	04/01/2005	$500,040,555

Banc of America Securities LLC	750,000,000	2.93	04/01/2005	750,061,042

Barclays Capital PLC	1,500,000,000	2.90	04/01/2005	1,500,120,833

CS First Boston LLC	500,000,000	2.90	04/01/2005	500,040,278

Greenwich Capital Markets	400,000,000	2.91	04/01/2005	400,032,333

J.P. Morgan Securities, Inc.	350,000,000	2.87	04/01/2005	350,027,903

Morgan Stanley & Co.	750,000,000	2.91	04/01/2005	750,060,625

UBS Securities LLC	150,600,000	2.88	04/01/2005	150,612,048

UBS Securities LLC	700,000,000	2.90	04/01/2005	700,056,389

Westdeutsche Landesbank AG	900,000,000	2.90	04/01/2005	900,072,500

TOTAL	$6,500,600,000			$6,501,124,506

At March 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.25%, due 12/15/2005; Federal Home Loan Mortgage Association, 0.00% to 12.30%, due 01/01/2007 to 04/01/2035; Federal National Mortgage Association, 0.00% to 11.50%, due 06/15/2005 to 03/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 03/15/2018 to 03/20/2035 and U.S. Treasury Notes, 0.00% to 4.25%, due 04/30/2006 to 11/15/2013.

INVESTMENT VALUATION — The Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for U.S. federal income tax purposes.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Statement of Investments

Financial Square Money Market Fund
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations — 43.6%
Asset-Backed
Amstel Funding Corp.
$211,411,000	2.63%	04/25/2005	$211,040,326
114,692,000	2.92	06/14/2005	114,003,593
Aspen Funding Corp.
50,000,000	2.61	04/22/2005	49,923,875
70,000,000	2.62	04/26/2005	69,872,639
120,000,000	2.73	05/16/2005	119,590,500
50,000,000	2.95	06/17/2005	49,684,514
Atlantis One Funding Corp.
35,812,000	2.62	04/21/2005	35,759,874
65,598,000	2.63	04/21/2005	65,502,154
100,000,000	2.80	05/18/2005	99,634,444
Austra Corp.
242,570,000	2.68	04/04/2005	242,515,826
Blue Ridge Asset Funding Corp.
150,000,000	2.73	04/14/2005	149,852,125
Cancara Asset Securitisation Ltd.
100,000,000	2.65	04/01/2005	100,000,000
Citibank Credit Card Issuance Trust (Dakota Corp.)
50,000,000	2.70	04/08/2005	49,973,750
50,000,000	2.61	04/19/2005	49,934,750
Davis Square Funding III (Delaware) Corp.
200,000,000	2.70	05/03/2005	199,520,000
Discover Card Master Trust I Series 2000-A (New Castle)
95,000,000	2.96	06/16/2005	94,406,356
FCAR Owner Trust Series I
70,000,000	2.64	05/03/2005	69,835,733
Ford Credit Floor Plan Master Owner Trust (Motown)
100,000,000	2.69	05/09/2005	99,716,056
110,000,000	2.94	06/13/2005	109,344,217
George Street Finance LLC
76,528,000	2.57	04/12/2005	76,467,904
50,000,000	2.60	04/12/2005	49,960,278
Grampian Funding Ltd.
65,000,000	2.58	04/14/2005	64,939,442
50,000,000	2.61	04/26/2005	49,909,375
100,000,000	2.80	05/26/2005	99,572,222
Newport Funding Corp.
75,000,000	2.60	04/21/2005	74,891,667
125,000,000	2.62	04/25/2005	124,781,667
80,000,000	2.73	05/16/2005	79,727,000
Nieuw Amsterdam Receivables Corp.
140,397,000	2.62	04/21/2005	140,192,644
20,269,000	2.58	06/08/2005	20,170,222
30,406,000	2.56	06/09/2005	30,256,808
59,673,000	3.01	06/30/2005	59,223,961
Preferred Receivables Funding Corp.
50,341,000	2.54	04/12/2005	50,301,930
Scaldis Capital LLC
68,675,000	2.59	04/15/2005	68,605,829
50,000,000	2.60	04/15/2005	49,949,444
40,000,000	2.95	06/15/2005	39,754,167

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
Asset-Backed (continued)
Sierra Madre Funding Ltd.
$85,000,000	2.58%	04/11/2005	$84,939,083
100,000,000	2.72	05/06/2005	99,735,555
Thames Asset Global Securitization I
155,670,000	2.68	04/07/2005	155,600,467
27,749,000	2.73	05/12/2005	27,662,724
75,529,000	2.73	05/16/2005	75,271,257
60,000,000	2.94	06/13/2005	59,642,300
Thunder Bay Funding, Inc.
24,248,000	2.57	04/11/2005	24,230,690
60,000,000	2.60	04/15/2005	59,939,333
Tulip Funding Corp.
39,412,000	2.64	04/25/2005	39,342,635
209,409,000	2.85	06/01/2005	208,397,729
Commercial Banks
Banco Santander Central Hispano SA
220,000,000	2.98	08/17/2005	217,486,866
Bank of America Corp.
50,000,000	2.61	04/20/2005	49,931,125
Barclays Bank PLC
325,000,000	2.95	06/16/2005	322,975,972
Deutsche Bank AG
250,000,000	2.80	05/03/2005	249,377,778
HSBC Bank PLC
50,000,000	3.29	10/04/2005	49,151,375
Norddeutsche Landesbank Girozentrale
110,000,000	2.97	06/21/2005	109,264,925
Westpac Capital Corp.
110,000,000	2.97	06/22/2005	109,255,850
Financial Services
Solitaire Funding Ltd.
100,000,000	2.64	04/26/2005	99,816,667
100,000,000	2.95	08/15/2005	98,885,555
Insurance Carrier
ING Bank NV
40,000,000	2.63	04/25/2005	39,929,867

Total Commercial Paper and Corporate Obligations			$5,239,653,045

Bank Note — 0.6%
Bank of America Corp.
$75,000,000	2.69%	05/03/2005	$75,000,000

Certificate of Deposit — 0.7%
First Tennessee Bank NA
$85,000,000	2.99%	06/20/2005	$85,000,000

Statement of Investments

Financial Square Money Market Fund (continued)
March 31, 2005 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Certificates of Deposit-Eurodollar — 4.9%
Alliance & Leicester PLC
$35,000,000	2.51%		10/12/2005	$35,000,920
40,000,000	3.79		03/29/2006	40,000,000
BNP Paribas SA
95,000,000	2.58		04/13/2005	94,999,172
Calyon
45,000,000	3.78		03/29/2006	45,000,000
HSBC Bank PLC
200,000,000	2.15		04/14/2005	199,991,575
National Australia Bank Ltd.
85,000,000	2.52		11/08/2005	85,000,000
Societe Generale
35,000,000	2.55		04/11/2005	34,999,451
50,000,000	3.00		12/21/2005	50,000,000

Total Certificates of Deposit-Eurodollar				$584,991,118

Certificates of Deposit-Yankeedollar — 7.1%
Bayerische Landesbank Girozentrale
$25,000,000	1.49%		05/06/2005	$24,999,641
Depfa Bank PLC
100,000,000	2.70		05/04/2005	100,000,000
HSBC Bank PLC
170,000,000	2.72		05/09/2005	170,001,783
Toronto-Dominion Bank
60,000,000	2.72		11/14/2005	59,996,289
UBS AG
500,000,000	2.80		05/02/2005	500,000,000

Total Certificates of Deposit-Yankeedollar				$854,997,713

Master Demand Note — 0.8%
Bank of America Corp.
$100,000,000	2.89%		05/03/2005	$100,000,000

U.S. Government Agency Obligations — 14.1%
Federal Home Loan Bank
$100,000,000	2.61	%(a)	04/02/2005	$99,923,997
200,000,000	2.45	(a)	04/05/2005	199,941,072
20,000,000	1.40		04/15/2005	19,999,893
100,000,000	2.59	(a)	04/19/2005	99,998,513
15,000,000	1.50		05/04/2005	15,000,000
Federal Home Loan Mortgage Corp.(a)
182,000,000	2.55		04/07/2005	182,000,000
Federal National Mortgage Association(a)
170,000,000	2.43		04/03/2005	169,943,784
275,000,000	2.75		05/22/2005	274,811,387
140,000,000	2.83		06/06/2005	139,963,506
485,000,000	2.83		06/07/2005	484,480,019

Total U.S. Government Agency Obligations				$1,686,062,171

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) — 14.3%
Allstate Life Global Funding II
$30,000,000	2.86%	04/18/2005	$30,000,000
American Express Credit Corp.
74,000,000	2.83	04/05/2005	74,030,845
90,000,000	2.86	04/29/2005	90,013,536
BNP Paribas SA
160,000,000	2.79	04/01/2005	159,997,528
Caixa Geral De Depositos SA
60,000,000	2.99	06/20/2005	59,979,146
Canadian Imperial Bank of Commerce
85,000,000	2.79	04/29/2005	84,996,201
Credit Agricole Indosuez
50,000,000	2.80	04/01/2005	49,999,325
DePfa-Bank Europe PLC
50,000,000	2.99	06/15/2005	50,000,000
General Electric Capital Corp.
75,000,000	2.86	04/11/2005	75,000,000
HBOS Treasury Services PLC
60,000,000	2.73	04/11/2005	59,997,706
225,000,000	2.77	04/29/2005	225,054,291
75,000,000	2.90	05/20/2005	75,000,000
Metropolitan Life Global Funding I
40,000,000	2.85	04/15/2005	40,000,000
Monumental Life Insurance Co.(b)
80,000,000	2.84	04/01/2005	80,000,000
Morgan Stanley
25,000,000	2.75	04/04/2005	25,000,000
Nationwide Building Society
50,000,000	3.12	06/28/2005	50,000,000
New York Life Insurance Co.(b)
140,000,000	2.63	04/01/2005	140,000,000
25,000,000	3.11	07/01/2005	25,000,000
Rabobank Nederland
65,000,000	2.79	04/01/2005	64,999,145
Unicredito Italiano SPA
60,000,000	2.90	06/09/2005	59,982,296
World Savings Bank, FSB
200,000,000	2.71	04/11/2005	199,991,128

Total Variable Rate Obligations			$1,719,041,147

Total Investments before Repurchase Agreement			$10,344,745,194

Repurchase Agreements-Unaffiliated Issuers(c) — 11.7%
Citigroup Global Markets, Inc.
$375,000,000	2.96%	04/01/2005	$375,000,000
Maturity Value: $375,030,833
Collateralized by various corporate issues, 3.30% to 9.80%, due 11/01/2006 to 08/25/2044

Statement of Investments

Financial Square Money Market Fund (continued)
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(c) (continued)
Joint Repurchase Agreement Account I
$10,800,000	2.67%	04/01/2005	$10,800,000
Maturity Value: $10,800,802
Joint Repurchase Agreement Account II
670,000,000	2.90	04/01/2005	670,000,000
Maturity Value: $670,054,047
Lehman Brothers Holdings, Inc.
101,300,000	2.84	04/01/2005	101,300,000
Maturity Value: $101,307,991 Collateralized by Federal Home Loan
Mortgage Corporation, 4.50% to 7.00%, due 02/01/2009 to 04/01/2035 and Federal National Mortgage Association, 5.00% to 7.50%, due 08/01/2023 to 07/01/2031
UBS Securities LLC
250,000,000	2.88	04/01/2005	250,000,000
Maturity Value: $250,020,000 Collateralized by Federal Home Loan
Mortgage Corporation, 4.00% to 8.50%, due 02/01/2008 to 04/01/2035 and Federal National Mortgage Association, 4.00% to 11.00%, due 02/01/2007 to 03/01/2035

Total Repurchase Agreements-Unaffiliated Issuers			$1,407,100,000

Repurchase Agreements-Affiliated Issuer(c) — 2.1%
Goldman, Sachs & Co.
$50,000,000	2.85%	04/01/2005	$50,000,000
Maturity Value: $50,003,958 Collateralized by Federal Home Loan
Mortgage Corporation, 4.50% to 8.00%, due 11/01/10 to 10/01/34 and Federal National Mortgage Association, 5.00% to 7.00%, due 05/01/14 to 10/01/34
Goldman, Sachs & Co.
200,000,000	2.90	04/01/2005	200,000,000
Maturity Value: $200,016,111 Collateralized by Federal Home Loan
Mortgage Corporation, 4.50% to 8.00%, due 11/01/10 to 10/01/34 and Federal National Mortgage Association, 5.00% to 7.00%, due 05/01/14 to 10/01/34

Total Repurchase Agreements-Affiliated Issuer			$250,000,000

Total Investments — 99.9%			$12,001,845,194

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either U.S. Treasury Bill, LIBOR, or Prime lending rate.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2005, these securities amounted to $245,000,000 or approximately 2.0% of net assets.

(c) Unless noted, all repurchase agreements were entered into on March 31, 2005.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

Statement of Investments

Financial Square Money Market Fund (continued)
March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At March 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $10,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$500,000,000	2.68%	04/01/2005	$500,037,222

Banc of America Securities LLC	400,000,000	2.65	04/01/2005	400,029,444

Barclays Capital PLC	500,000,000	2.68	04/01/2005	500,037,222

Bear Stearns & Co.	500,000,000	2.65	04/01/2005	500,036,806

Deutsche Bank Securities, Inc.	356,000,000	2.70	04/01/2005	356,026,700

Greenwich Capital Markets	200,000,000	2.68	04/01/2005	200,014,889

J.P. Morgan Securities, Inc.	310,000,000	2.67	04/01/2005	310,022,992

Morgan Stanley & Co.	810,000,000	2.68	04/01/2005	810,060,300

UBS Securities LLC	310,000,000	2.66	04/01/2005	310,022,906

TOTAL	$3,886,000,000			$3,886,288,481

At March 31, 2005, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 06/02/2005 to 09/15/2005; U.S. Treasury Bonds, 10.00% to 13.88%, due 05/15/2010 to 11/15/2014; U.S. Treasury Inflation Index Bonds, 3.38% to 4.25%, due 01/15/2007 to 01/15/2012; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 05/15/2005 to 02/15/2015; U.S. Treasury Notes, 0.00% to 7.00%, due 05/15/2005 to 11/15/2014 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 12.00%, due 05/15/2005 to 02/15/2015.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $670,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$500,000,000	2.92%	04/01/2005	$500,040,555

Banc of America Securities LLC	750,000,000	2.93	04/01/2005	750,061,042

Barclays Capital PLC	1,500,000,000	2.90	04/01/2005	1,500,120,833

CS First Boston LLC	500,000,000	2.90	04/01/2005	500,040,278

Greenwich Capital Markets	400,000,000	2.91	04/01/2005	400,032,333

J.P. Morgan Securities, Inc.	350,000,000	2.87	04/01/2005	350,027,903

Morgan Stanley & Co.	750,000,000	2.91	04/01/2005	750,060,625

UBS Securities LLC	150,600,000	2.88	04/01/2005	150,612,048

UBS Securities LLC	700,000,000	2.90	04/01/2005	700,056,389

Westdeutsche Landesbank AG	900,000,000	2.90	04/01/2005	900,072,500

TOTAL	$6,500,600,000			$6,501,124,506

At March 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.25%, due 12/15/2005; Federal Home Loan Mortgage Association, 0.00% to 12.30%, due 01/01/2007 to 04/01/2035; Federal National Mortgage Association, 0.00% to 11.50%, due 06/15/2005 to 03/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 03/15/2018 to 03/20/2035 and U.S. Treasury Notes, 0.00% to 4.25%, due 04/30/2006 to 11/15/2013.

INVESTMENT VALUATION — The Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for U.S. federal income tax purposes.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Statement of Investments

Financial Square Prime Obligations Fund
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations — 38.0%
Asset-Backed
Blue Ridge Asset Funding Corp.
$100,000,000	2.73%	04/14/2005	$99,901,417
Chariot Funding LLC
102,699,000	2.70	04/07/2005	102,652,785
125,831,000	2.60	04/15/2005	125,703,771
Citibank Credit Card Issuance Trust (Dakota Corp.)
100,000,000	2.70	04/08/2005	99,947,500
150,000,000	2.75	05/05/2005	149,610,417
95,000,000	2.78	05/05/2005	94,750,572
200,000,000	2.86	06/01/2005	199,030,778
255,000,000	2.98	06/17/2005	253,374,658
245,000,000	2.99	06/20/2005	243,372,111
Clipper Receivables Co. LLC
100,000,000	2.67	04/04/2005	99,977,750
100,000,000	2.63	04/21/2005	99,853,889
140,000,000	2.92	06/09/2005	139,216,467
CRC Funding LLC
90,000,000	2.60	04/22/2005	89,863,500
100,000,000	2.62	04/25/2005	99,825,333
Discover Card Master Trust I Series 2000-A (New Castle)
35,000,000	2.69	05/09/2005	34,900,619
90,000,000	2.73	05/17/2005	89,686,050
120,590,000	2.76	05/18/2005	120,155,474
225,000,000	2.80	05/25/2005	224,055,000
110,000,000	3.00	06/21/2005	109,257,500
Edison Asset Securitization Corp.
79,148,000	2.69	05/09/2005	78,923,264
195,000,000	3.12	09/07/2005	192,312,900
FCAR Owner Trust Series I
200,000,000	2.61	04/21/2005	199,710,000
100,000,000	2.68	05/04/2005	99,754,333
100,000,000	2.85	06/03/2005	99,501,250
100,000,000	2.86	06/06/2005	99,475,667
190,000,000	2.94	06/15/2005	188,836,250
Ford Credit Floor Plan Master Owner Trust (Motown)
100,000,000	2.54	04/08/2005	99,950,611
67,000,000	2.57	04/13/2005	66,942,603
51,000,000	2.63	04/19/2005	50,932,935
50,000,000	2.69	05/03/2005	49,880,444
242,000,000	2.69	05/09/2005	241,312,855
94,000,000	2.71	05/09/2005	93,731,108
310,000,000	2.73	05/16/2005	308,942,125
Fountain Square Commercial Funding Corp.
60,000,000	2.62	04/22/2005	59,908,300
75,000,000	2.73	05/16/2005	74,744,063
35,000,000	2.81	05/25/2005	34,852,475
100,000,000	2.82	05/26/2005	99,569,167
Galleon Capital Corp.
44,469,000	2.81	05/03/2005	44,357,926
25,000,000	2.82	05/03/2005	24,937,333
46,083,000	2.70	05/12/2005	45,941,557
83,861,000	2.54	06/09/2005	83,452,737

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
Asset-Backed (continued)
Govco, Inc.
$25,000,000	2.60%	04/18/2005	$24,969,306
85,000,000	2.60	04/19/2005	84,889,500
400,350,000	2.62	04/21/2005	399,767,268
100,000,000	2.62	04/25/2005	99,825,333
100,000,000	2.79	05/23/2005	99,597,000
110,000,000	2.81	05/24/2005	109,544,936
100,000,000	2.83	05/26/2005	99,567,639
Jupiter Securitization Corp.
51,105,000	2.68	04/04/2005	51,093,587
51,109,000	2.68	04/05/2005	51,093,781
75,165,000	2.68	04/06/2005	75,137,022
112,279,000	2.69	04/08/2005	112,220,272
96,679,000	2.62	04/25/2005	96,510,134
81,776,000	2.94	06/15/2005	81,275,122
23,323,000	3.01	06/30/2005	23,147,494
Kittyhawk Funding Corp.
108,473,000	2.60	04/18/2005	108,339,819
64,280,000	2.93	08/15/2005	63,569,706
Park Granada LLC
198,249,001	2.66	04/01/2005	198,249,000
115,000,000	2.83	05/03/2005	114,710,711
Preferred Receivables Funding Corp.
137,015,000	2.62	04/25/2005	136,775,681
61,821,000	2.94	06/20/2005	61,417,103
Three Pillars Funding LLC
50,331,000	2.62	04/19/2005	50,265,066
Ticonderoga Funding LLC
95,056,000	2.67	04/07/2005	95,013,700
200,000,000	2.69	04/07/2005	199,910,333
95,216,000	2.69	04/08/2005	95,166,197
Variable Funding Capital Corp.
180,000,000	2.83	05/25/2005	179,235,900
Business Credit Institution
General Electric Capital Corp.
495,000,000	2.93	08/12/2005	489,641,763
Chemicals & Allied Products
Pfizer, Inc.
6,000,000	2.60	04/13/2005	5,994,800
Commercial Banks
Bank of America Corp.
170,000,000	2.61	04/20/2005	169,765,825
195,000,000	2.93	08/16/2005	192,829,406
150,000,000	3.12	09/07/2005	147,933,000
Financial Services
General Electric Capital Corp.
242,000,000	2.69	05/09/2005	241,312,854
200,000,000	2.87	06/06/2005	198,947,667
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
500,000,000	2.92	04/01/2005	500,000,000

Total Commercial Paper and Corporate Obligations			$9,470,822,419

Statement of Investments

Financial Square Prime Obligations Fund (continued)
March 31, 2005 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Bank Notes — 1.0%
Bank of America Corp.
$225,000,000	2.69%		05/03/2005	$225,000,000
Wachovia Corp.
26,330,000	7.55		08/18/2005	26,832,112

Total Bank Notes				$251,832,112

Certificates of Deposit — 3.0%
Citibank, N.A.
$235,000,000	2.85%		05/31/2005	$235,000,000
Discover Bank
300,000,000	2.65		04/01/2005	300,000,000
National City Bank of Indiana
208,000,000	3.77		03/29/2006	208,010,073

Total Certificates of Deposit				$743,010,073

Master Demand Note — 1.5%
Bank of America Corp.
$365,000,000	2.96%		05/03/2005	$365,000,000

Medium Term Notes — 0.2%
Bank of America Corp.
$3,000,000	7.88%		05/16/2005	$3,022,312
Citigroup, Inc.
26,000,000	6.75		12/01/2005	26,676,606
Citigroup, Inc.
5,025,000	4.13		06/30/2005	5,047,315
Gannett Co., Inc.
4,650,000	4.95		04/01/2005	4,650,000
Merrill Lynch & Co., Inc.
7,000,000	6.00		07/15/2005	7,072,474
National Rural Utilities Cooperative Finance Corp.
3,995,000	6.13		05/15/2005	4,014,198
Wells Fargo & Co.
5,000,000	6.50		06/01/2005	5,036,028

Total Medium Term Notes				$55,518,933

U.S. Government Agency Obligations — 24.2%
Federal Home Loan Bank
$28,880,000	1.40%		04/01/2005	$28,880,000
250,000,000	2.61	(a)	04/02/2005	249,809,993
210,000,000	2.45	(a)	04/03/2005	209,946,580
275,000,000	2.45	(a)	04/05/2005	274,922,030
335,000,000	1.40		04/15/2005	334,997,664
2,100,000	1.63		04/15/2005	2,100,273
500,000,000	2.59	(a)	04/19/2005	499,992,566
150,000,000	1.33		05/02/2005	150,000,000
50,000,000	1.50		05/04/2005	50,000,000
530,000	1.66		05/16/2005	530,000
190,000,000	2.68	(a)	05/16/2005	189,861,449
Federal Home Loan Mortgage Corp.
909,125,001	2.55	(a)	04/07/2005	909,125,000
245,000,000	2.73	(a)	05/07/2005	245,000,000
275,615,000	2.93	(a)	06/09/2005	275,642,553
5,000,000	7.00		07/15/2005	5,067,087

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations (continued)
Federal National Mortgage Association
$75,000,000	1.36%		04/01/2005	$75,000,000
200,000,000	2.43	(a)	04/03/2005	199,933,864
120,000,000	2.63	(a)	04/07/2005	119,874,888
400,000,000	2.74	(a)	04/29/2005	399,824,374
50,000,000	1.36		05/03/2005	49,999,795
435,000,000	2.64	(a)	05/06/2005	434,722,408
225,000	1.61		05/13/2005	225,000
350,000,000	2.75	(a)	05/22/2005	349,759,947
330,000,000	2.83	(a)	06/06/2005	329,913,978
200,000,000	2.83	(a)	06/07/2005	199,787,308
2,033,000	6.35		06/10/2005	2,049,386
339,200,000	2.40		10/14/2005	334,767,787
125,000,000	2.53		10/14/2005	123,278,194

Total U.S. Government Agency Obligations				$6,045,012,124

Variable Rate Obligations(a) — 13.4%
Allstate Life Global Funding II
$50,000,000	2.80%		04/15/2005	$50,000,000
70,000,000	2.86		04/18/2005	70,000,000
American Express Centurion Bank
100,000,000	2.77		04/15/2005	99,999,225
100,000,000	2.78		04/18/2005	100,000,000
105,000,000	2.81		04/28/2005	105,000,000
100,000,000	2.81		04/29/2005	99,996,891
American Express Credit Corp.
70,000,000	2.83		04/05/2005	70,000,000
BellSouth Telecommunications, Inc.
200,000,000	3.00		06/06/2005	200,000,000
Chase Manhattan Bank USA
1,550,000	2.72		04/11/2005	1,550,000
Citigroup, Inc.
60,000,000	2.95		06/01/2005	60,015,182
General Electric Capital Corp.
156,000,000	2.86		04/11/2005	156,000,000
Hartford Life Insurance Co.(b)
100,000,000	2.82		04/01/2005	100,000,000
Merrill Lynch & Co., Inc.
35,000,000	2.71		04/01/2005	35,017,695
150,000,000	2.99		04/01/2005	150,100,906
100,000,000	2.66		04/04/2005	100,070,660
125,000,000	2.75		04/04/2005	125,000,000
23,260,000	3.08		04/13/2005	23,340,563
50,000,000	3.02		05/23/2005	50,013,674
Metropolitan Life Global Funding I
85,000,000	2.89		04/28/2005	85,000,000
Monumental Life Insurance Co.(b)
175,000,000	2.84		04/01/2005	175,000,000
Morgan Stanley
100,000,000	2.95		04/01/2005	100,000,000
250,000,000	2.96		04/01/2005	250,000,000
25,000,000	2.75		04/04/2005	25,000,000
150,000,000	2.86		04/28/2005	150,000,000

Statement of Investments

Financial Square Prime Obligations Fund (continued)
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) (continued)
New York Life Insurance Co.(b)
$275,000,000	2.63%	04/01/2005	$275,000,000
25,000,000	3.11	07/01/2005	25,000,000
Pacific Life Insurance Co.
100,000,000	2.71	04/04/2005	100,000,000
50,000,000	2.79	04/13/2005	50,000,000
Travelers Insurance Co.(b)
150,000,000	2.82	04/29/2005	150,000,000
Wachovia Asset Security Issuance LLC(b)
190,000,000	2.84	04/25/2005	190,000,000
Wells Fargo & Co.
140,000,000	3.02	06/17/2005	140,005,204
42,500,000	3.12	06/29/2005	42,514,690

Total Variable Rate Obligations			$3,353,624,690

Time Deposits — 3.9%
Suntrust Banks, Inc.
$225,000,000	2.81%	04/01/2005	$225,000,000
U.S. Bank, N.A.
750,000,000	2.84	04/01/2005	750,000,000

Total Time Deposits			$975,000,000

Total Investments before Repurchase Agreements			$21,259,820,351

Repurchase Agreements-Unaffiliated Issuers(c) — 13.8%
Citigroup Global Markets, Inc.
$450,000,000	2.96%	04/01/2005	$450,000,000
Maturity Value: $450,037,000 Collateralized by various corporate issues,
3.30% to 9.80%, due 11/01/2006 to 08/25/2035
Joint Repurchase Agreement Account I
188,800,000	2.67	04/01/2005	188,800,000
Maturity Value: $188,814,003
Joint Repurchase Agreement Account II
2,500,000,000	2.90	04/01/2005	2,500,000,000
Maturity Value: $2,500,201,667
Lehman Brothers Holdings, Inc.
43,900,000	2.84	04/01/2005	43,900,000
Maturity Value: $43,903,463 Collateralized by Federal Home Loan
Mortgage Corporation, 7.00%, due 05/01/2032 and Federal National Mortgage Association, 5.50% to 6.00%, due 06/01/2033 to 03/01/2035

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(c) (continued)
UBS Securities LLC
$250,000,000	2.88%	04/01/2005	$250,000,000
Maturity Value: $250,020,000 Collateralized by Federal Home Loan
Mortgage Corporation, 4.00% to 8.50%, due 02/01/2008 to 04/01/2035 and Federal National Mortgage Association, 4.00% to 11.00%, due 02/01/2007 to 03/01/2035

Total Repurchase Agreements-Unaffiliated Issuers			$3,432,700,000

Repurchase Agreements-Affiliated Issuer(c) — 1.0%
Goldman, Sachs & Co.
$50,000,000	2.85%	04/01/2005	$50,000,000
Maturity Value: $50,003,958 Collateralized by Federal Home Loan
Mortgage Corporation, 5.50% to 8.50%, due 10/01/2015 to 09/01/2034 and Federal National Mortgage Association, 4.00% to 8.00%, due 12/01/2008 to 09/01/2034
200,000,000	2.90	04/01/2005	200,000,000
Maturity Value: $200,016,111 Collateralized by Federal Home Loan
Mortgage Corporation, 5.50% to 8.50%, due 10/01/2015 to 09/01/2034 and Federal National Mortgage Association, 4.00% to 8.00%, due 12/01/2008 to 09/01/2034

Total Repurchase Agreements-Affiliated Issuer			$250,000,000

Total Investments — 100.0%			$24,942,520,351

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on the federal funds or LIBOR rate.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2005, these securities amounted to $915,000,000 or approximately 3.7% of net assets.

(c) Unless noted, all repurchase agreements were entered into on March 31, 2005.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

Statement of Investments

Financial Square Prime Obligations Fund (continued)
March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At March 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $188,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$500,000,000	2.68%	04/01/2005	$500,037,222

Banc of America Securities LLC	400,000,000	2.65	04/01/2005	400,029,444

Barclays Capital PLC	500,000,000	2.68	04/01/2005	500,037,222

Bear Stearns & Co.	500,000,000	2.65	04/01/2005	500,036,806

Deutsche Bank Securities, Inc.	356,000,000	2.70	04/01/2005	356,026,700

Greenwich Capital Markets	200,000,000	2.68	04/01/2005	200,014,889

J.P. Morgan Securities, Inc.	310,000,000	2.67	04/01/2005	310,022,992

Morgan Stanley & Co.	810,000,000	2.68	04/01/2005	810,060,300

UBS Securities LLC	310,000,000	2.66	04/01/2005	310,022,906

TOTAL	$3,886,000,000			$3,886,288,481

At March 31, 2005, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 06/02/2005 to 09/15/2005; U.S. Treasury Bonds, 10.00% to 13.88%, due 05/15/2010 to 11/15/2014; U.S. Treasury Inflation Index Bonds, 3.38% to 4.25%, due 01/15/2007 to 01/15/2012; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 05/15/2005 to 02/15/2015; U.S. Treasury Notes, 0.00% to 7.00%, due 05/15/2005 to 11/15/2014 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 12.00%, due 05/15/2005 to 02/15/2015.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $2,500,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$500,000,000	2.92%	04/01/2005	$500,040,555

Banc of America Securities LLC	750,000,000	2.93	04/01/2005	750,061,042

Barclays Capital PLC	1,500,000,000	2.90	04/01/2005	1,500,120,833

CS First Boston LLC	500,000,000	2.90	04/01/2005	500,040,278

Greenwich Capital Markets	400,000,000	2.91	04/01/2005	400,032,333

J.P. Morgan Securities, Inc.	350,000,000	2.87	04/01/2005	350,027,903

Morgan Stanley & Co.	750,000,000	2.91	04/01/2005	750,060,625

UBS Securities LLC	150,600,000	2.88	04/01/2005	150,612,048

UBS Securities LLC	700,000,000	2.90	04/01/2005	700,056,389

Westdeutsche Landesbank AG	900,000,000	2.90	04/01/2005	900,072,500

TOTAL	$6,500,600,000			$6,501,124,506

At March 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.25%, due 12/15/2005; Federal Home Loan Mortgage Association, 0.00% to 12.30%, due 01/01/2007 to 04/01/2035; Federal National Mortgage Association, 0.00% to 11.50%, due 06/15/2005 to 03/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 03/15/2018 to 03/20/2035 and U.S. Treasury Notes, 0.00% to 4.25%, due 04/30/2006 to 11/15/2013.

INVESTMENT VALUATION – The Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for U.S. federal income tax purposes.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Statement of Investments

Financial Square Tax-Free Money Market Fund
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama — 1.8%
Alabama Housing Finance Authority MF Hsg. VRDN RB Refunding for Rime Village Huntsville Series 1996 B (FNMA) (A-1+)
$11,275,000	2.33%	04/07/2005	$11,275,000
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
4,420,000	2.30	04/07/2005	4,420,000
Birmingham GO VRDN Capital Improvement Series 2004 A (AMBAC) (Southtrust Bank N.A. SPA) (A-1+/P-1)
18,490,000	2.32	04/07/2005	18,490,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A (A-1/VMIG1)
16,300,000	2.30	04/01/2005	16,300,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (A-1/VMIG1)
11,700,000	2.33	04/01/2005	11,700,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
11,100,000	2.33	04/01/2005	11,100,000
Gadsden IDA VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
6,150,000	2.31	04/01/2005	6,150,000
Huntsville Alabama GO VRDN Warrants Series 2002 G (Regions Bank SPA) (A-1/VMIG1)
9,705,000	2.30	04/07/2005	9,705,000
Mobile City IDRB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
5,100,000	2.34	04/07/2005	5,100,000
Mobile City IDRB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
14,100,000	2.30	04/01/2005	14,100,000
Parrish IDRB VRDN PCRB for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
7,750,000	2.30	04/01/2005	7,750,000
University of Alabama General VRDN RB Eagle Series 20040032 Class A (MBIA) (Citibank N.A. SPA) (A-1+) (a)
11,000,000	2.32	04/07/2005	11,000,000
University of Alabama General VRDN RB ROCS II-R-2131 Series 2004 (MBIA) (Citigroup Global Markets SPA) (A-1+) (a)
5,235,000	2.32	04/07/2005	5,235,000
University of Alabama VRDN RB Series 1993 B (A-1+/VMIG1)
6,200,000	2.30	04/07/2005	6,200,000
University of Alabama VRDN RB Series 2004 C (MBIA) (Southtrust Bank N.A. SPA) (A-1/VMIG1)
12,100,000	2.30	04/07/2005	12,100,000

			$150,625,000

Alaska — 0.5%
Alaska State Housing Finance Corp. RB for State Capital Project Series 1998 A2 (AA/Aa2)
6,485,000	5.00	06/01/2005	6,520,815

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alaska (continued)
Alaska State Housing Finance Corp. VRDN RB for Housing Development Series 2000 B (A-1+/VMIG1)
$33,300,000	2.30%	04/07/2005	$33,300,000

			$39,820,815

Arizona — 0.5%
Arizona School Facilities Board VRDN ROCS II-R-7001 Series 2005 (COPS) (FGIC) (Citibank N.A.) (A-1+/VMIG1) (a)
5,200,000	2.32	04/07/2005	5,200,000
Arizona State Transportation Board Highway RB (Aa1/AAA)
10,000,000	6.00	07/01/2005	10,100,504
Arizona State Transportation Board Highway VRDN RB ROCS II-R-4003 (Citigroup Global Markets SPA) (VMIG1) (a)
5,175,000	2.32	04/07/2005	5,175,000
Arizona State University COPS VRDN P-Floats-PT 2404 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1) (a)
5,510,000	2.32	04/07/2005	5,510,000
Arizona State University RB P-Floats PT 2264 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (A-1) (a)
7,175,000	2.32	04/07/2005	7,175,000
Salt River Agricultural Project CPSeries S-B (Bank of America, Citibank N.A., JP Morgan Chase & Co., M&I Marshall & Ilsley Bank and Wells Fargo Bank SPA)
13,000,000	1.97	04/06/2005	13,000,000

			$46,160,504

California — 3.1%
California Health Facilities Financing Authority VRDN RB for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
4,686,604	2.28	04/07/2005	4,686,604
California State Economic Recovery VRDN RB Series 2004 C-12 (XL Capital Assurance LOC) (Depfa Bank PLC SPA) (A-1+/VMIG1)
22,025,000	2.28	04/07/2005	22,025,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2004 (F-1)
9,000,000	2.05	05/23/2005	9,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 C (HSH Nordbank AG SPA) (A-1)
28,960,000	2.29	04/07/2005	28,960,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M (A-1)
15,600,000	2.31	04/07/2005	15,600,000
City of Glendale California VRDN COPS for Police Building Project Series 2000 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,730,000	2.28	04/07/2005	4,730,000
Clovis Unified School District GO TRANS Series 2004 (SP-1+)
25,500,000	2.50	06/30/2005	25,555,673
East Bay Municipal Utility District CP (JP Morgan Chase & Co. and Westdeutsche Landesbank SPA) (A-1+P-1)
8,000,000	2.10	06/07/2005	8,000,000
Los Angeles GO VRDN P-Floats-PT 1475 Series 2002 (MBIA) (Merrill Lynch Capital Services SPA) (A-1) (a)
13,610,000	2.30	04/07/2005	13,610,000

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Los Angeles Municipal Improvement Corp. VRDN RB P-Float-PT 1405 Series 2002 (MBIA) (Merrill Lynch Capital Services SPA) (A-1) (a)
$10,605,000	2.30%	04/07/2005	$10,605,000
Los Angeles Unified School District GO VRDN Merlots Series 2003 B34 (FSA) (Wachovia Bank N.A. SPA) (VMIG1) (a)
6,220,000	2.32	04/07/2005	6,220,000
Los Angeles Water & Power Revenue VRDN RB for Power System Subseries 2001 B-7 (Bank of America N.A., Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase & Co., Landesbank-Baden Wurttemberg, State Street Corp. and Westdeutsche Landesbank SPA) (A-1+/VMIG1)

9,100,000	2.28	04/07/2005	9,100,000
Los Angeles Water & Power Revenue VRDN RB for Power System Subseries 2002 A-4 (Bayerische Landesbank SPA, BNP Paribas, Dexia Credit Local, JP Morgan Chase & Co. and Westdeutsche Landesbank) (A-1+/VMIG1)

12,400,000	2.28	04/07/2005	12,400,000
Los Angeles Water & Power Revenue VRDN RB for Power System Subseries 2002 A-7 (Bayerische Landesbank, BNP Paribas, Dexia Credit Local, JP Morgan Chase & Co. and Westdeutsche Landesbank SPA) (A-1+/VMIG1)

34,400,000	2.28	04/07/2005	34,400,000
Los Angeles Water & Power Revenue VRDN RB for Power System Subseries 2002 A-8 (Bayerische Landesbank, BNP Paribas, Dexia Credit Local, JP Morgan Chase & Co. and Westdeutsche Landesbank SPA) (A-1+/VMIG1)

5,900,000	2.28	04/07/2005	5,900,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 A (A-1+/VMIG1)
10,600,000	2.28	04/07/2005	10,600,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 B (A-1+/VMIG1)
9,900,000	2.28	04/07/2005	9,900,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 C (A-1+/VMIG1)
6,000,000	2.28	04/07/2005	6,000,000
Sacramento County TRANS Series 2004 A (SP-1+/MIG1)
6,900,000	3.00	07/11/2005	6,925,348
San Diego County Regional Transportation CP Series 2003 (JP Morgan Chase & Co. SPA) (A-1+/P-1)
14,000,000	2.05	06/10/2005	14,000,000

			$258,217,625

Colorado — 3.5%
Adams & Arapahoe Countys School District No. 28J Aurora GO VRDN ROCS II-R-2015 (FSA) (Citigroup SPA) (VMIG1) (a)
5,350,000	2.32	04/07/2005	5,350,000
Arapahoe County Multifamily VRDN RB Refunding for Rent Housing-Hunters Run Series 2001 (FHLMC) (A-1+)
7,030,000	2.30	04/07/2005	7,030,000
Boulder County Open Space for Capital Improvement Trust Fund VRDN RB ROCS II-340 Series 2005 (FSA) (Citibank N.A. SPA) (A-1+/VMIG1) (a)
5,820,000	2.32	04/07/2005	5,820,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Colorado (continued)
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2002 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$15,230,000	2.30%	04/07/2005	$15,230,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-3 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
49,400,000	2.30	04/07/2005	49,400,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-6 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
40,000,000	2.25	04/07/2005	40,000,000
Colorado Health Facilities Authority VRDN RB for Sisters Charity Health System Series 2003-A (A-1+/VMIG1)
20,000,000	2.30	04/07/2005	20,000,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Series 2002 (A-1+/VMIG1)
31,800,000	2.30	04/07/2005	31,800,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/VMIG1)
17,820,000	2.25	04/07/2005	17,820,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-2 (Bayerische Landesbank SPA) (A-1+/VMIG1)
20,730,000	2.30	04/07/2005	20,730,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-4 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
9,845,000	2.25	04/07/2005	9,845,000
Colorado Springs VRDN RB for The Colorado College Project Series 2005 (A-1+/VMIG1)
10,145,000	2.28	04/07/2005	10,145,000
Colorado State General Fund Revenue TRANS Series 2004 (SP-1+/MIG1)
18,500,000	3.00	06/27/2005	18,560,714
Denver City & County VRDN COPS Refunding for Wellington Series 2003 E Web-C3 (AMBAC) (Dexia Credit Local SPA) (A-1+/VMIG1)
5,000,000	2.28	04/07/2005	5,000,000
Northern Water Conservancy District COPS VRDN P-Floats-PT 1395 (MBIA) (Merrill Lynch Capital Services SPA) (A-1) (a) (b)
5,110,000	2.32	04/07/2005	5,110,000
Platte River Power Authority Electric VRDN RB Sub Lien Series 1993 S-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
13,200,000	2.30	04/07/2005	13,200,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 1413 Series 2002 (Merrill Lynch Capital Services SPA) (A-1) (a)
7,245,000	2.32	04/07/2005	7,245,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 2184 Series 2004 (AMBAC) (Merrill Lynch SPA) (F-1+) (a)
17,165,000	2.32	04/07/2005	17,165,000

			$299,450,714

Connecticut — 0.2%
Connecticut State GO VRDN P-Floats-PT 1409 Series 2002 (Merrill Lynch Capital Services SPA) (A-1) (a)
12,390,000	2.29	04/07/2005	12,390,000

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Connecticut (continued)
Connecticut State Health & Educational Facilities Authority VRDN RB Eagle Series 20026027 Class A (Citibank N.A.) (A-1+) (a)
$8,500,000	2.32%	04/07/2005	$8,500,000

			$20,890,000

Delaware — 0.1%
Delaware State GO Series 2003 C (Aaa/AAA)
9,000,000	6.00	07/01/2005	9,090,453

Florida — 4.0%
Board of Education GO VRDN ROCS II-R-344 Series 2005 (Citibank N.A.) (VMIG1) (a)
18,300,000	2.31	04/07/2005	18,300,000
Board of Education Public Education VRDN P-Floats-PT 1465 Series 2002 (Merrill Lynch Capital Services SPA) (A-1) (a)
8,505,000	2.31	04/07/2005	8,505,000
Broward County GO Float-PT 2138 Series 2004 (Merrill Lynch Capital Services SPA) (A-1) (a)
7,020,000	2.31	04/07/2005	7,020,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (FNMA) (VMIG1)
6,000,000	2.31	04/07/2005	6,000,000
Broward County Housing Finance Authority VRDN MF Hsg. RB Refunding for Island Club Apartments Series 2001 A (FHLMC) (A-1+)
6,335,000	2.30	04/07/2005	6,335,000
Broward County MF Hsg. VRDN RB for Landings of Inverrary Apartments Series 1985 (FNMA) (VMIG1)
9,600,000	2.31	04/07/2005	9,600,000
Florida Board of Education Eagle Tax-Exempt Trust GO VRDN Weekly Participation Certificate 20026006 B (MBIA) (Citibank N.A. SPA) (A-1+) (a)
7,880,000	2.31	04/07/2005	7,880,000
Florida Board of Education Eagle Tax-Exempt Trust Series 20010901 (Citibank N.A. SPA) (A-1+) (a)
26,850,000	2.31	04/07/2005	26,850,000
Florida Board of Education Eagle Tax-Exempt Trust Series 96c0917 A (Citibank N.A. SPA) (a)
9,900,000	2.31	04/07/2005	9,900,000
Florida Board of Education VRDN RB Eagle Tax-Exempt Trust Series 20010906 Class A COPS (FGIC) (Citibank N.A. SPA) (A-1+) (a)
1,500,000	2.31	04/07/2005	1,500,000
Florida Board of Education VRDN RB for Lottery P-Floats-PT-2036 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA) (F-1+) (a)
8,160,000	2.31	04/07/2005	8,160,000
Florida Board of Education VRDN RB Refunding P-Float-PT 2584 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (A+/A3/F-1+) (a)
7,805,000	2.31	04/07/2005	7,805,000
Florida Department of Transportation Eagle Tax-Exempt Trust Series 96C 0903 (Citibank N.A. SPA) (A-1+) (a)
24,750,000	2.31	04/07/2005	24,750,000
Florida State Turnpike Authority VRDN RB P-Floats-PA 1279 Series 2004 (Merrill Lynch Capital Services SPA) (F-1+) (a)
5,000,000	2.32	04/07/2005	5,000,000
Florida State Turnpike Authority VRDN RB P-Floats-PT 1944 Series 2003 (AMBAC) (Merrill Lynch Capital Services SPA) (F-1+) (a)
14,975,000	2.31	04/07/2005	14,975,000
Hillsborough County GO VRDN Merlots Series 2002 A-54 (MBIA) (Wachovia Bank N.A.) (VMIG1) (a)
7,975,000	2.35	04/07/2005	7,975,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Jackson County VRDN PCRB RB Refunding for Gulf Power Co. Project Series 1997 (A-1/VMIG1)
$1,930,000	2.34%	04/01/2005	$1,930,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
25,000,000	2.05	05/11/2005	25,000,000
Jacksonville Electric Authority CP Series 2001 C (Dexia Credit Local SPA) (A-1+/VMIG1)
25,000,000	2.02	07/19/2005	25,000,000
Jacksonville Electric Authority CP Series C-1 (JP Morgan Chase & Co. SPA) (A-1+/P-1)
34,000,000	1.94	04/08/2005	34,000,000
Kissimmee Utility Authority CP (JP Morgan Chase & Co. SPA) (P-1)
7,000,000	1.92	04/12/2005	7,000,000
13,000,000	2.05	05/25/2005	13,000,000
Miami Dade County School Board VRDN COPS ROCS II-R-5004 Series 2003 (FGIC) (Citigroup Global Markets SPA) (VMIG1) (a)
6,285,000	2.31	04/07/2005	6,285,000
Miami Dade County School District TANS Series 2004 (MIG1)
32,500,000	2.75	06/28/2005	32,596,513
Orange County Educational Facilities Authority VRDN RB for Rollins College Project Series 2001 (Bank of America N.A. LOC) (VMIG1)
1,750,000	2.29	04/01/2005	1,750,000
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 B (Suntrust Bank SPA) (A-1+/VMIG1)
15,500,000	2.30	04/07/2005	15,500,000
Sunshine State CP Series F (AMBAC) (Depfa Bank PLC SPA) (A-1+)
4,810,000	2.00	06/13/2005	4,810,000

			$337,426,513

Georgia — 2.6%
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Series 1991 (A/VMIG1)
2,120,000	2.34	04/07/2005	2,120,000
Atlanta Airport VRDN RB Refunding for General RF-C-2 Series 2003 (MBIA) (Wachovia Bank N.A. SPA) (A-1/VMIG1)
15,800,000	2.28	04/07/2005	15,800,000
Atlanta GO VRDN ROCS II-R-2166 Series 2004 (MBIA) (Citigroup SPA) (A-1+) (a)
5,705,000	2.32	04/07/2005	5,705,000
Burke County Development Authority VRDN PCRB for Georgia Power Co. Series 1992 (A-1/VMIG1)
10,900,000	2.29	04/01/2005	10,900,000
Cobb County IDA VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (A/VMIG1)
8,330,000	2.29	04/01/2005	8,330,000
Dekalb County Hospital Authority Revenue Anticipation Certificates VRDN RB for Dekalb Medical Center Project Series 1993 B (Suntrust Bank LOC) (VMIG1)
5,775,000	2.29	04/07/2005	5,775,000
Dekalb County Hospital Authority Revenue Anticipation Certificates VRDN RB for Dekalb Medical Center Project Series 2003 B (FSA) (Wachovia Bank N.A. SPA) (AAA/VMIG1)
26,355,000	2.29	04/07/2005	26,355,000

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia (continued)
Dekalb County Hospital Authority VRDN RB Anticipation Certificates for Dekalb Medical Center, Inc. Series 2000 A (Suntrust Bank LOC) (VMIG1)
$9,885,000	2.29%	04/07/2005	$9,885,000
Dekalb County Water & Sewer Systems VRDN RB Series 2005-1003 (Morgan Stanley) (A-1) (a) (b)
4,999,000	2.32	04/07/2005	4,999,000
Dekalb Private Hospital Authority VRDN RB Anticipation Certificates for Children’s Health Care System Project Series 1998 B (Suntrust Bank LOC) (VMIG1)
10,215,000	2.30	04/07/2005	10,215,000
Floyd County Development Authority VRDN PCRB for Georgia Power Co. Hammond Plant Project Series 1996 (A-1/VMIG1)
6,380,000	2.29	04/01/2005	6,380,000
Fulco Hospital Authority VRDN RANS for Peidmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/VMIG1)
28,265,000	2.28	04/07/2005	28,265,000
Georgia State GO VRDN Eagle Tax-Exempt Trust Series 20041004 Class A (Citibank N.A. SPA) (A-1+) (a)
6,000,000	2.32	04/07/2005	6,000,000
Georgia State GO VRDN P-Floats-PT 2228 Series 2004 (Merrill Lynch Capital Services SPA) (F-1+) (a)
5,105,000	2.31	04/07/2005	5,105,000
Georgia State Road & Thruway Authority VRDN RB P-Floats-PT 1501 Series 2002 (Merrill Lynch Capital Services SPA) (A-1) (a)
21,745,000	2.30	04/07/2005	21,745,000
Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax VRDN RB Eagle Class Series 20026022 (MBIA) (Citibank N.A. SPA) (A-1+) (a)
14,760,000	2.32	04/07/2005	14,760,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank SPA) (A-1+)
9,000,000	1.90	04/18/2005	9,000,000
10,000,000	1.94	04/18/2005	10,000,000
1,424,000	1.95	04/18/2005	1,424,000
Municipal Electric Authority of Georgia VRDN RB P-Floats-PT 2154 (FSA) (Merrill Lynch SPA) (F-1+) (a)
4,980,000	2.32	04/07/2005	4,980,000
Putnam County Development Authority VRDN PCRB for Georgia Power Co. Pollution Branch Project Series 1998 (A-1/VMIG1)
8,725,000	2.29	04/07/2005	8,725,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
2,785,000	2.29	04/01/2005	2,785,000

			$219,253,000

Hawaii — 0.1%
Honolulu Hawaii City & County GO VRDN Eagle Series 20041012 Class A (MBIA-IBC) (Citibank N.A. SPA) (A-1+) (a)
6,000,000	2.32	04/07/2005	6,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois — 8.7%
Chicago Illinois GO Eagle Tax-Exempt Trust VRDN Series 20011301 Class A (FGIC) (Citibank N.A. SPA) (A-1+) (a)
$8,910,000	2.32%	04/07/2005	$8,910,000
Chicago Illinois GO Tender Notes Series 2005 (Bank of America N.A. LOC) (SP-1+/VMIG1)
14,000,000	2.30	12/08/2005	14,000,000
Chicago Illinois GO VRDN Merlots Series 2000 WWW (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1) (a)
4,000,000	2.35	04/07/2005	4,000,000
Chicago Illinois GO VRDN Merlots Series 2004 B-24 (FSA) (Wachovia Bank N.A. SPA) (A-1) (a)
4,975,000	2.35	04/07/2005	4,975,000
Chicago Illinois GO VRDN P-Floats-PT 2360 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (F-1+) (a)
5,570,000	2.32	04/07/2005	5,570,000
Chicago Illinois GO VRDN Series 2002 B (FGIC) (Landesbank-Baden Wurttemberg SPA) (A-1+/VMIG1)
14,000,000	2.29	04/07/2005	14,000,000
Chicago Illinois GO VRDN Series 2005-1026 (MBIA) (Morgan Stanley) (F-1+) (a)
5,000,000	2.32	04/07/2005	5,000,000
Chicago Illinois Metropolitan Water Reclamation District GO VRDN Refunding Series 2002 A (Bank of America and Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
9,600,000	2.29	04/07/2005	9,600,000
Chicago Illinois VRDN Merlots Series 2003 A43 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1) (a)
8,255,000	2.35	04/06/2005	8,255,000
Chicago Wastewater Transmission VRDN RB Merlots Series 2001-A-125 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1) (a)
3,975,000	2.35	04/07/2005	3,975,000
Cook County GO VRDN Capital Improvement Series 2002 A (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
60,000,000	2.25	04/07/2005	60,000,000
Cook County Illinois GO VRDN P-Floats-PT 1522 Series 2002 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1) (a)
8,825,000	2.32	04/07/2005	8,825,000
Cook County VRDN RB for Catholic Theological Union Project Series 2005 (Harris Trust & Savings Bank LOC) (VMIG1)
4,500,000	2.30	04/07/2005	4,500,000
Du Page County Illinois GO VRDN Community Unit School District No. 200 Wheaton ROCS II-R-2048 (FSA) (Citigroup Global Markets SPA) (VMIG1) (a) (b)
5,210,000	2.32	04/07/2005	5,210,000
Evanston GO VRDN Capital Improvement Project Series 2000 D (Bank of America N.A. SPA) (VMIG1)
4,500,000	2.30	04/07/2005	4,500,000
Evanston GO VRDN for Recreation Center Project Series 2000 C (Bank of America N.A. SPA) (VMIG1)
5,400,000	2.30	04/07/2005	5,400,000
Evanston GO VRDN Maple Street Project Series 2000 A (Bank of America N.A. SPA) (VMIG1)
14,500,000	2.30	04/07/2005	14,500,000

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Illinois Development Finance Authority VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1/Aaa)
$15,620,000	2.28%	04/07/2005	$15,620,000
Illinois Educational Facilities Authority VRDN RB for University of Chicago Series 2003 B (A-1+/VMIG1)
39,000,000	2.26	04/07/2005	39,000,000
Illinois Educational Facilities Authority VRDN RB ROCS II-R-325 for Northwestern University Series 2004 (Citibank N.A. SPA) (VMIG1)(a)
34,480,000	2.32	04/07/2005	34,480,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A+1+/VMIG1)
8,000,000	2.26	04/07/2005	8,000,000
Illinois Health Facilities Authority VRDN RB for Herman M. Finch University (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
9,500,000	2.25	04/07/2005	9,500,000
Illinois Health Facilities Authority VRDN RB for Little Mary Hospital Series 2001 (U.S. Bank N.A. LOC) (A-1+)
24,000,000	2.29	04/07/2005	24,000,000
Illinois Health Facilities Authority VRDN RB for Resurrection Health Series 1999 B (FSA) (Lasalle Bank N.A. SPA) (A-1+/VMIG1)
55,250,000	2.27	04/07/2005	55,250,000
Illinois Health Facilities Authority VRDN RB for Riverside Health System Series 2002 B (LaSalle Bank N.A. SPA) (A-1/VMIG1)
10,000,000	2.28	04/07/2005	10,000,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 C (JP Morgan Chase & Co. LOC) (A-1+/VMIG1) (b)
9,600,000	2.30	04/07/2005	9,600,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 D (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
36,225,000	2.30	04/07/2005	36,225,000
Illinois Health System Evanston Hospital CP Series 2005 S-A (A-1+/VMIG1)
33,000,000	2.05	05/26/2005	33,000,000
18,500,000	2.17	06/16/2005	18,500,000
Illinois State GO Eagle Tax-Exempt Trust Series 95C 1305 Class A COPS (FGIC) (Citibank N.A. SPA) (A-1) (a)
14,850,000	2.32	04/07/2005	14,850,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 96 C1301 Class A (Citibank N.A. SPA) (A-1+) (a)
5,000,000	2.32	04/07/2005	5,000,000
Illinois State GO VRDN Merlots Series 2002 A49 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1) (a)
4,950,000	2.35	04/07/2005	4,950,000
Illinois State GO VRDN P-Floats PT 1975 Series 2003 (FGIC) (Merrill Lynch Capital Services SPA) (A-1) (a)
4,070,000	2.32	04/07/2005	4,070,000
Illinois State GO VRDN P-Floats PT-2009 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (A-1) (a)
5,365,000	2.32	04/07/2005	5,365,000
Illinois State GO VRDN P-Floats-MT 096 Series 2005 (AMBAC) (BNP Paribas SPA) (F-1+) (a)
5,200,000	2.32	04/07/2005	5,200,000
Illinois State GO VRDN P-Floats-PT 1882 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA) (F-1+) (a)
10,290,000	2.32	04/07/2005	10,290,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Illinois State GO VRDN P-Floats-PT 2131 Series 2004 (Merrill Lynch Capital Services SPA) (F-1+) (a)
$7,730,000	2.32%	04/07/2005	$7,730,000
Illinois State GO VRDN ROCS II-R-4529 Series 2003 (MBIA) (Citigroup Global Markets SPA) (A-1+) (c)
6,980,000	1.70	08/04/2005	6,980,000
Illinois State GO VRDN ROCS II-R-4536 Series 2003 (Citigroup Global Markets SPA) (A-1+) (a) (b)
5,450,000	2.32	04/07/2005	5,450,000
Illinois State GO VRDN ROCS Series II-R-1007 (MBIA) (Citigroup Global Markets SPA) (VMIG1) (a) (b)
11,650,000	2.32	04/07/2005	11,650,000
Illinois State GO VRDN Series 2005-1024 (Morgan Stanley SPA) (F-1+) (a)
14,000,000	2.32	04/07/2005	14,000,000
Illinois State Sales Tax Revenue P-Floats-PT 1929 Series 2003 (Merrill Lynch Capital Services SPA) (F-1+) (a)
3,970,000	2.32	04/07/2005	3,970,000
Illinois State Sales Tax Revenue VRDN Merlots Series 2001 A-102 (Wachovia Bank N.A. SPA) (A-1+) (a)
20,520,000	2.35	04/06/2005	20,520,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax Floater-PT 1450 Series 2002 (MBIA) (Merrill Lynch Capital Services SPA) (A-1+) (a)
7,830,000	2.32	04/07/2005	7,830,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax Floating Rate Receipts Series 2003 (MBIA) (Societe Generale SPA) (A-1+) (a)
17,500,000	2.32	04/07/2005	17,500,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax VRDN RB Eagle Series 20040030 Class A (MBIA) (Citibank N.A. SPA) (A-1+) (a)
6,500,000	2.32	04/07/2005	6,500,000
Metropolitan Pier Eagle Tax-Exempt Trust Series 20001307 Class A (FGIC) (Citibank N.A. SPA) (A-1) (a)
19,205,000	2.32	04/07/2005	19,205,000
Regional Transportation Authority GO VRDN Merlots Series 2001 A48 (FSA) (Wachovia Bank N.A. SPA) (A-1) (a)
4,945,000	2.35	04/07/2005	4,945,000
Regional Transportation Authority GO VRDN P-Floats-Pt 2394 Series 2004 (FGIC) (Dexia Credit Local SPA) (A-1) (a)
14,960,000	2.32	04/07/2005	14,960,000
Regional Transportation Authority VRDN RB Eagle 720050003 Series 2005 Class A (FSA) (Citibank N.A. SPA) (A-1+) (a)
5,500,000	2.32	04/07/2005	5,500,000
Regional Transportation Authority VRDN RB Merlots Series 2003 B15 (Wachovia Bank N.A. SPA) (VMIG1) (a)
12,945,000	2.35	04/07/2005	12,945,000
Regional Transportation Authority VRDN RB P-Floats-PT 2398 Series 2004 (FSA) (Dexia Credit Local SPA) (F-1+) (a)
32,000,000	2.32	04/07/2005	32,000,000
Regional Transportation Authority VRDN RB P-Floats-PT 2424 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (F-1+) (a)
4,500,000	2.32	04/07/2005	4,500,000
University of Illinois VRDN RB P-Floats-PT 2621 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F-1+) (a)
8,895,000	2.32	04/07/2005	8,895,000

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Will County GO VRDN P-Floats-PT 2542 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (F-1+) (a)
$6,330,000	2.32%	04/07/2005	$6,330,000

			$735,530,000

Indiana — 1.3%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Bond Bank for Special Program Columbus Learning) Series 2003-21 (MBIA) (ABN AMRO Bank N.V. SPA) (F-1+) (a)
7,020,000	2.33	04/07/2005	7,020,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Transportation Finance Authority) Series 2004-28 (FGIC) (ABN AMRO Bank N.V. SPA) (F-1+) (a)
19,560,000	2.33	04/07/2005	19,560,000
Indiana Bond Bank VRDN RB ROCS II-R-1065 Series 2004 (Citigroup Global Markets SPA) (A-1+) (a)
5,330,000	2.32	04/07/2005	5,330,000
Indiana Health Facilities Financing Authority RB Refunding for Ascension Health Credit GP-A-3 Series 2001 (A-1+/VMIG1)
14,000,000	2.50	02/01/2006	14,000,000
Indiana TFA Eagle Tax-Exempt Trust Series 200011401 Class A (Citibank N.A. SPA) (A-1+) (a)
12,915,000	2.32	04/07/2005	12,915,000
Indiana TFA Eagle Tax-Exempt Trust Series 20001401 (Citibank N.A. SPA) (A-1+) (a)
19,800,000	2.32	04/07/2005	19,800,000
Indiana TFA Highway VRDN RB P-Floats-PT 2262 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F-1+) (a)
5,170,000	2.32	04/07/2005	5,170,000
Indiana TFA Highway VRDN RB Series 2004 942 D (FGIC) (Morgan Stanley SPA) (F-1+) (a)
4,350,000	2.32	04/07/2005	4,350,000
Indianapolis Bond Bank Eagle Tax-Exempt Trust Series 20021401 Class A (Citibank N.A. SPA) (A-1+) (a)
18,165,000	2.32	04/07/2005	18,165,000
Noblesville Multi School Building Corp. VRDN RB ROCS RR-II-R-7514 Series 2005 (FGIC) (Citibank N.A. SPA) (A-1+) (a)
5,860,000	2.32	04/07/2005	5,860,000

			$112,170,000

Iowa — 0.2%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/VMIG1)
2,400,000	2.35	04/07/2005	2,400,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facility (A-1+/VMIG1)
12,500,000	2.28	04/07/2005	12,500,000

			$14,900,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Kansas — 0.1%
Kansas State Department of Transportation Highway VRDN RB Series 2000 C-2 (A-1+/VMIG1)
$10,500,000	2.28%	04/07/2005	$10,500,000

Kentucky — 1.5%
Kentucky Asset/Liability Commission General Fund TRANS Series 2004 A (SP-1+/MIG1)
87,300,000	3.00	06/29/2005	87,536,740
Kentucky Association of Counties Advance Revenue TRANS Series 2004 A (JPMorgan Chase & Co. LOC) (SP-1+)
26,000,000	3.00	06/30/2005	26,083,186
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Services Series 2004 C (A-1+/VMIG1)
12,500,000	2.28	04/07/2005	12,500,000
Louisville & Jefferson County COPS Eagle Tax-Exempt Trust Series 20011701 Class A (MBIA) (Citibank N.A. SPA) (A-1+) (a)
2,500,000	2.32	04/07/2005	2,500,000

			$128,619,926

Louisiana — 1.8%
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port First Stage Series 1992 A Loop LLC (Suntrust Bank LOC) (A-1+/VMIG1)
15,550,000	2.29	04/07/2005	15,550,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port Series 2003 A Loop LLC Project (Suntrust Bank LOC) (A-1+)
8,200,000	2.29	04/01/2005	8,200,000
New Orleans Aviation Board VRDN RB Refunding Series 1993 B (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
87,835,000	2.31	04/07/2005	87,835,000
New Orleans Aviation Board VRDN RB Refunding Series 1995 A (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
8,970,000	2.31	04/07/2005	8,970,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
19,500,000	2.25	04/07/2005	19,500,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Corp. Series 1996 (Bank of New York LOC) (P-1)
16,600,000	2.25	04/07/2005	16,600,000

			$156,655,000

Maryland — 1.0%
John Hopkins University Health System CP Series A (Bank of America SPA) (A-1+/P-1)
33,875,000	2.07	05/05/2005	33,875,000
John Hopkins University Health System CP Series B (A-1+/P-1)
11,000,000	2.00	07/20/2005	11,000,000
Maryland State Department of Transportation VRDN RB P-Floats-PA 1259 Series 2004 (Merrill Lynch Capital Services SPA) (F-1+) (a)
11,100,000	2.32	04/07/2005	11,100,000

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Maryland (continued)
Montgomery County CP Series 2002 (Toronto-Dominion Bank SPA) (A-1+/P-1)
$10,000,000	2.07%	05/19/2005	$10,000,000
12,900,000	2.00	05/20/2005	12,900,000
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch Capital Services SPA) (A-1) (a)
4,930,000	2.32	04/07/2005	4,930,000

			$83,805,000

Massachusetts — 7.1%
Hull GO BANS Series 2004 (SP-1+)
1,500,000	3.00	07/14/2005	1,505,674
Massachusetts Bay Transport Authority GO VRDN General Transportation System (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
79,350,000	2.25	04/07/2005	79,350,000
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDN Merlot Series 2004 B (Wachovia Bank N.A. SPA) (A-1/Aaa) (a)
4,465,000	2.34	04/07/2005	4,465,000
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDN RB Eagle Series 720050007 Class A (Citibank N.A. SPA) (A-1+) (a)
34,100,000	2.31	04/07/2005	34,100,000
Massachusetts Development Finance Agency VRDN RB Refunding for Phillips Academy (Bank of New York SPA) (A-1+/VMIG1)
32,910,000	2.28	04/07/2005	32,910,000
Massachusetts Health & Educational Facilities Harvard University CP Series EE (A-1+/P-1)
16,000,000	2.06	05/23/2005	16,000,000
7,000,000	2.05	06/08/2005	7,000,000
16,000,000	2.05	07/21/2005	16,000,000
Massachusetts Housing Finance Agency VRDN RB Series 2003 F (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
44,000,000	2.25	04/07/2005	44,000,000
Massachusetts Housing Finance Agency VRDN RB Series 2003 G (HSBC Bank PLC SPA) (A-1+/VMIG1)
39,275,000	2.25	04/07/2005	39,275,000
Massachusetts State GO Prerefunded Construction Loan Series 2004 C (AA/Aa2)
595,000	5.00	08/01/2005	600,962
Massachusetts State GO Unrefunded Balance on Construction Loan Series 2004 C (AA/Aa2)
17,405,000	5.00	08/01/2005	17,579,393
Massachusetts State GO VRDN Merlots Series 2002 A63 (FGIC and FSA) (Wachovia Bank N.A. SPA) (VMIG1) (a)
12,745,000	2.34	04/06/2005	12,745,000
Massachusetts State GO VRDN Merlots Series 2004 B03 (AMBAC, FSA and MBIA) (Wachovia Bank N.A. SPA) (A-1/Aaa) (a)
29,920,000	2.34	04/07/2005	29,920,000
Massachusetts State GO VRDN Merlots Series 2004 B12 (AMBAC) (Wachovia Bank N.A. SPA) (A-1) (a) (b)
9,960,000	2.34	04/07/2005	9,960,000
Massachusetts State GO VRDN Merlots Series 2004 C42 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1) (a)
5,400,000	2.34	04/07/2005	5,400,000
Massachusetts State GO VRDN Merlots Series 2004 C44 (MBIA-IBC) (Wachovia Bank N.A. SPA) (VMIG1) (a)
9,390,000	2.34	04/07/2005	9,390,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)
Massachusetts State GO VRDN Refunding Series 1998 A (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
$101,900,000	2.24%	04/07/2005	$101,900,000
Massachusetts State GO VRDN Series 1998 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
117,760,000	2.24	04/07/2005	117,760,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Merlots Series 2004 A-14 (Wachovia Bank N.A. SPA) (VMIG1) (a)
6,245,000	2.34	04/07/2005	6,245,000
Massachusetts State Special Obligation Dedicated Tax VRDN RB Merlots Series 2004 B19 (FGIC) (Wachovia Bank N.A. SPA) (A-1) (a)
9,935,000	2.34	04/07/2005	9,935,000
Massachusetts Water Resources Authority CP Series S-94 (Bayersiche Landesbank LOC) (A-1+/P-1)
7,000,000	2.15	07/22/2005	7,000,000

			$603,041,029

Michigan — 4.3%
Dearborn School District GO Refunding (AA/Aa2)
1,000,000	3.00	05/01/2005	1,001,622
Detroit Water Supply System VRDN RB Refunding Second Lien Series 2004 A (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
35,000,000	2.30	04/07/2005	35,000,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2003 D (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
28,070,000	2.30	04/07/2005	28,070,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2004 B (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
15,000,000	2.30	04/07/2005	15,000,000
Jonesville Community Schools GO ROCS RR-II-R-7512 Series 2005 (MBIA) (Citibank N.A. SPA) (A-1+) (a)
5,825,000	2.32	04/07/2005	5,825,000
Michigan Municipal Bond Authority RANS Series 2004 B-1 (SP-1+)
18,260,000	3.00	08/19/2005	18,359,938
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Series 2000 (BNP Paribas SPA) (A-1+) (a)
8,750,000	2.31	04/07/2005	8,750,000
Michigan State Building Authority Eagle Tax-Exempt Trust Series 2001-2204 Class A (Citibank N.A. SPA) (A-1+) (a)
16,000,000	2.32	04/07/2005	16,000,000
Michigan State Building Authority VRDN RB for Multi-Modal Facilities Project Series 2005 I (Depfa Bank PLC SPA) (A-1+/VMIG1)
20,000,000	2.26	04/07/2005	20,000,000
Michigan State Building Authority VRDN RB P-Floats-PT 398 Series 2000 (BNP Paribas SPA) (A-1+) (a)
6,605,000	2.31	04/07/2005	6,605,000
Michigan State CP Series 2004-A (JP Morgan Chase & Co. LOC) (Depfa Bank PLC SPA) (A-1+/VMIG1)
55,000,000	2.20	10/05/2005	55,000,000
Michigan State GO Series 2004 A (SP-1+/MIG1)
35,000,000	3.50	09/30/2005	35,257,454
Michigan State Hospital Finance Authority VRDN RB Floater Series 2005-1004 (Morgan Stanley SPA) (A-1) (a)
8,000,000	2.31	04/07/2005	8,000,000

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Michigan (continued)
Michigan State Hospital Finance Authority VRDN RB Refunding for Trinity Health Series 2000 E (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$82,300,000	2.28%	04/07/2005	$82,300,000
Michigan State Trunk Line Fund Series 1998 A-Eagle Tax-Exempt Trust Series 982202 Class A (Citibank N.A. SPA) (A-1+/VMIG1) (a)
30,165,000	2.32	04/07/2005	30,165,000

			$365,334,014

Minnesota — 0.7%
Elk River Independent School District #728 GO VRDN ROCS Series II- R-183 (FSA) (Citigroup Global Markets SPA) (VMIG1) (a)
9,175,000	2.32	04/07/2005	9,175,000
Minnesota State Eagle Tax-Exempt Trust Series 20012301 Class A (Citibank N.A. SPA) (A-1+) (a)
3,300,000	2.32	04/07/2005	3,300,000
Minnesota State P-Floats-PT 1941 Series 2003 (Merrill Lynch Capital Services SPA) (F-1+) (a)
15,840,000	2.32	04/07/2005	15,840,000
University of Minnesota VRDN RB Series 1999 A (A-1+/VMIG1)
29,570,000	2.30	04/07/2005	29,570,000

			$57,885,000

Mississippi — 1.0%
Jackson County PCRB VRDN Refunding for Chevron U.S.A. Inc. Project Series 2004 (P-1)
4,800,000	2.28	04/01/2005	4,800,000
Mississippi Hospital Equipment & Facilities Authority VRDN RB for North Mississippi Health Services Series 2001 1 (Citibank N.A. SPA) (A-1+/VMIG1)
14,850,000	2.27	04/07/2005	14,850,000
Mississippi State GO VRDN Eagle Tax-Exempt Trust Series 20012402 Class A (Citibank N.A. SPA) (A-1+) (a)
11,000,000	2.32	04/07/2005	11,000,000
Mississippi State GO VRDN for Capital Improvements Series 2003 E (Dexia Credit Local SPA) (A-1+/VMIG1)
36,135,000	2.31	04/07/2005	36,135,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1) (a)
15,630,000	2.35	04/07/2005	15,630,000

			$82,415,000

Missouri — 1.7%
Kansas City IDA VRDN RB for Kansas City Downtown Redevelopment Series 2005 A (AMBAC) (Depfa Bank PLC SPA) (A-1+/VMIG1)
39,000,000	2.27	04/07/2005	39,000,000
Missouri Board Public Buildings VRDN RB P-Floats-PT 1843 Series 2003 (Merrill Lynch Capital Services SPA) (F-1+) (a)
6,940,000	2.31	04/07/2005	6,940,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Missouri (continued)
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$46,500,000	2.30%	04/07/2005	$46,500,000
Missouri State Health & Educational Facility Authority VRDN RB for Medical Research Facilities-Stowers Institute (MBIA) (BNPParibas SPA) (A-1+/VMIG1)
36,400,000	2.30	04/07/2005	36,400,000
Missouri State Health & Educational Facility Authority VRDN RB for Washington University Project Series 1984 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
9,450,000	2.30	04/06/2005	9,450,000
Missouri State Health & Educational Facility Authority VRDN RB for Washington University Series 2004 B (Dexia Credit Local SPA) (A- 1+/VMIG1)
7,500,000	2.28	04/06/2005	7,500,000

			$145,790,000

Nebraska — 0.3%
Douglas County School District GO VRDN P-Floats-PT 2060 No. 1 Series 2003 (Merrill Lynch Capital Services SPA) (A-1) (a)
6,665,000	2.32	04/07/2005	6,665,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 20040011 Class A (Citibank N.A. SPA) (A-1+) (a)
5,995,000	2.32	04/07/2005	5,995,000
Omaha GO VRDN Stars Certificates Series 2004-98 (BNPParibas SPA) (VMIG1) (a)
10,130,000	2.31	04/07/2005	10,130,000

			$22,790,000

Nevada — 1.6%
Clark County CP Series 2003 (BNP Paribas and Bayerische Landesbank SPA) (A-1+/P-1)
4,300,000	1.97	06/06/2005	4,300,000
11,000,000	2.07	06/08/2005	11,000,000
16,700,000	2.06	06/09/2005	16,700,000
13,000,000	2.06	06/13/2005	13,000,000
5,700,000	2.10	06/14/2005	5,700,000
Clark County Eagle Tax-Exempt Trust Series 1996 Class A (FGIC) (Citibank N.A. SPA) (A-1+) (a)
8,345,000	2.32	04/07/2005	8,345,000
Clark County School District GO VRDN P-Floats-PT 2406 (MBIA) (Merrill Lynch Capital Services SPA) (F-1+) (a)
5,915,000	2.32	04/07/2005	5,915,000
Clark County School District GO VRDN P-Floats-PT 2557 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (A-1) (a)
10,320,000	2.32	04/07/2005	10,320,000
Clark County VRDN Eagle Tax-Exempt Trust Series 002801 Class A (Citibank N.A. SPA) (A-1+) (a)
1,000,000	2.32	04/07/2005	1,000,000
Henderson Nevada GO VRDN P-Floats-PT 2432 (FGIC) (Merrill Lynch Capital Services SPA) (F-1+) (a)
4,735,000	2.32	04/07/2005	4,735,000

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada (continued)
Las Vegas Valley Water District CP (BNP Paribas and Lloyds TSB Bank PLC SPA) (A-1+/P-1)
$7,000,000	2.00%	05/23/2005	$7,000,000
10,000,000	2.02	05/24/2005	10,000,000
9,000,000	2.07	06/06/2005	9,000,000
5,000,000	2.10	07/20/2005	5,000,000
10,000,000	2.10	07/26/2005	10,000,000
Las Vegas Valley Water District GO VRDN P-Floats-PT 1672 Series 2003 (FGIC) (Merrill Lynch Capital Services SPA) (A-1) (a)
11,060,000	2.32	04/07/2005	11,060,000
University of Nevada VRDN RB ROCS II-R-5001 Series 2003 (FGIC) (Citigroup Global Markets SPA) (A-1+/VMIG1) (a)
5,775,000	2.32	04/07/2005	5,775,000

			$138,850,000

New Hampshire — 0.4%
Manchester School Facilities VRDN RB P-Floats-PT 1939 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA) (F-1+) (a)
5,425,000	2.32	04/07/2005	5,425,000
New Hampshire Health & Educational Facilities Authority VRDN RB for Phillips Exeter Academy Series 2003 (A-1+/VMIG1)
19,000,000	2.28	04/07/2005	19,000,000
New Hampshire State GO VRDN P-Floats-PT 1845 Series 2003 (Merrill Lynch Capital Services SPA) (c)
8,880,000	1.45	04/28/2005	8,880,000

			$33,305,000

New Jersey — 1.0%
New Jersey Economic Development Authority VRDN RB Merlots Series 2003 A 41 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1) (a)
12,845,000	2.32	04/07/2005	12,845,000
New Jersey Economic Development Authority VRDN RB Merlots Series 2004 B-14 (AMBAC) (Wachovia Bank N.A. SPA) (A-1) (a)
14,635,000	2.32	04/07/2005	14,635,000
New Jersey State TRANS Series 2004 A (SP-1+/MIG1)
3,165,000	3.00	06/24/2005	3,171,853
New Jersey State Transportation Trust Fund Authority VRDN RB Eagle 720050001 Class 2005 A (MBIA and FGIC) (Citibank N.A. SPA) (A-1+) (a)
16,000,000	2.32	04/07/2005	16,000,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2433 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F-1+) (a)
26,205,000	2.31	04/07/2005	26,205,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2491 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F-1+) (a)
14,250,000	2.31	04/07/2005	14,250,000

			$87,106,853

New Mexico — 0.8%
Albuquerque VRDN RB Refunding for Affordable Housing Projects Series 2000 (MBIA) (Bank of America N.A. SPA) (A-1+/VMIG1)
8,475,000	2.30	04/07/2005	8,475,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New Mexico (continued)
Farmington VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 A (Barclays Bank PLC LOC) (A-1+/P-1)
$11,700,000	2.34%	04/01/2005	$11,700,000
New Mexico State Severance Tax Refunding Series 2001 A (AA/Aa2)
5,000,000	5.00	07/01/2005	5,037,677
New Mexico State Severance Tax VRDN P-Floats-PT 1428 Series 2002 (Merrill Lynch Capital Services SPA) (A-1) (a)
11,445,000	2.32	04/07/2005	11,445,000
New Mexico State University VRDN RB P-Floats-PT 2342 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1) (a)
5,225,000	2.32	04/07/2005	5,225,000
University of New Mexico VRDN RB Refunding for Sub Lien Systems Improvements Series 2001 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
20,715,000	2.33	04/07/2005	20,715,000
University of New Mexico VRDN RB Refunding for Sub Lien Systems Improvements Series 2003 B (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
2,800,000	2.30	04/07/2005	2,800,000

			$65,397,677

New York — 4.5%
Massapequa Union Free School District GO TANS Series 2004 (MIG1)
3,000,000	2.75	06/28/2005	3,008,776
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20022304 Class A (FGIC) (Citibank N.A. SPA) (A-1+) (a)
14,290,000	2.30	04/07/2005	14,290,000
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20026023 Class A (MBIA) (Citibank N.A. SPA) (A-1+) (a)
5,000,000	2.30	04/07/2005	5,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2303 COPS (FSA) (Citibank N.A. SPA) (A-1+) (a)
9,155,000	2.30	04/07/2005	9,155,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2305 COPS (FSA) (Citibank N.A. SPA) (A-1+) (a)
6,470,000	2.30	04/07/2005	6,470,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2003 B25 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1) (a)
11,145,000	2.32	04/07/2005	11,145,000
New York City GO VRDN ROCS RR II Series 2003 R 251A (Citigroup Global Markets LOC) (Citibank N.A. SPA) (VMIG1) (a)
18,000,000	2.35	04/07/2005	18,000,000
New York City GO VRDN Series 2003 Subseries A-5 (HSBC Bank USA LOC) (A-1+/VMIG1)
11,100,000	2.31	04/07/2005	11,100,000
New York City Municipal Water Finance Authority CPSeries 2005 (Westdeutsche Landesbank and Bayersiche Landesbank SPA) (A-1+/P-1)
40,000,000	1.90	04/12/2005	40,000,000
11,000,000	2.17	07/14/2005	11,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB for Municipal Securities Trust Receipts-SGB 27 Series 1997 (FSA) (Societe Generale SPA) (A-1+) (a)
6,500,000	2.30	04/07/2005	6,500,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PT 2443 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1) (a)
8,195,000	2.31	04/07/2005	8,195,000

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Transitional Finance Authority Eagle Trust VRDN Class A (Citibank N.A. SPA) (A-1+) (a)
$2,890,000	2.30%	04/07/2005	$2,890,000
New York City Transitional Finance Authority VRDN RB for Future Tax Second Series 1998 C (Bayerische Landesbank SPA) (A-1+/VMIG1)
33,330,000	2.28	04/01/2005	33,330,000
New York City Transitional Finance Authority VRDN RB for Future Tax Second Subseries 2002 C2 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
12,600,000	2.28	04/01/2005	12,600,000
New York City Transitional Finance Authority VRDN RB for Future Tax Second Subseries 2002 C5 (Toronto-Dominion Bank SPA) (A-1/VMIG1)
11,450,000	2.28	04/01/2005	11,450,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002 1C (Societe Generale SPA) (A-1+/VMIG1)
19,000,000	2.28	04/01/2005	19,000,000
New York City Transitional Finance Authority VRDN RB Merlots Series 2003 B29 (Wachovia Bank N.A. SPA) (VMIG1) (a)
12,650,000	2.32	04/07/2005	12,650,000
New York City Transitional Finance Authority VRDN RB Subseries 2002 2F (A-1+/VMIG1)
13,100,000	2.28	04/01/2005	13,100,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Housing Authority Series 2004 A (Bank of New York LOC) (VMIG1)
46,000,000	2.29	04/07/2005	46,000,000
New York State Housing Finance Agency VRDN RB for Housing-Historic Front Street Series 2003 A (Bank of New York LOC) (VMIG1)
18,300,000	2.30	04/07/2005	18,300,000
New York State Housing Finance Agency VRDN RB for North End Avenue Housing Authority Series 2004 A (Landesbank Hessen-Thueringen LOC) (VMIG1) (b)
6,400,000	2.28	04/07/2005	6,400,000
New York State Urban Development Corporate Revenue Floating Rate Receipts Series 2003 SG-164 (FGIC) (Societe Generale SPA) (A-1+) (a)
12,900,000	2.30	04/07/2005	12,900,000
Port Authority of New York & New Jersey CP Series B (Bank of Nova Scotia, JP Morgan Chase & Co. and Lloyds TSB Bank SPA) (A-1+/P-1)
10,670,000	2.00	06/09/2005	10,670,000
Sachem Central School District Holbrook GO TANS (SP-1+)
26,500,000	2.75	06/23/2005	26,572,989
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (VMIG1) (a)
11,580,000	2.32	04/07/2005	11,580,000

			$381,306,765

North Carolina — 4.6%
Buncombe County Metropolitan Sewer District Sewer System VRDN RB Refunding (XLCA) (Bank of America N.A. SPA) (A-1+/VMIG1)
5,915,000	2.32	04/07/2005	5,915,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
Cabarrus County VRDN COPS ROCS II-R-4520 Series 2003 (AMBAC) (Citigroup Global Markets SPA) (A-1+) (a)
$5,320,000	2.32%	04/07/2005	$5,320,000
Charlotte Water & Sewer CP Series 2004 (Wachovia Bank N.A. SPA) (A-1/P-1)
7,300,000	1.90	05/27/2005	7,300,000
14,100,000	2.10	09/09/2005	14,100,000
Charlotte Water & Sewer CP Series 2005 (Wachovia Bank N.A. SPA) (A-1/P-1)
6,500,000	2.20	08/18/2005	6,500,000
11,700,000	2.20	10/14/2005	11,700,000
Guilford County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA) (A-1/VMIG1)
22,000,000	2.30	04/07/2005	22,000,000
Mecklenburg County VRDN COPS Series 2005 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
34,165,000	2.27	04/07/2005	34,165,000
North Carolina Medical Care Community Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JPMorgan Chase Bank SPA) (A-1+/VMIG1)
15,900,000	2.30	04/07/2005	15,900,000
North Carolina Medical Care Community Hospital VRDN RB for Baptist Hospitals Project Series 2000 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
4,730,000	2.29	04/07/2005	4,730,000
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,500,000	2.23	04/07/2005	3,500,000
North Carolina State GO VRDN P-Floats-PT 1962 Series 2003 (Merrill Lynch Capital Services SPA) (F-1+) (a)
5,970,000	2.32	04/07/2005	5,970,000
North Carolina State GO VRDN P-Floats-PT 2115 Series 2004 (Merrill Lynch Capital Services SPA) (A-1) (a)
5,420,000	2.32	04/07/2005	5,420,000
North Carolina State GO VRDN P-Floats-PT 2206 Series 2004 (Merrill Lynch Capital Services SPA) (F-1+) (a)
15,670,000	2.32	04/07/2005	15,670,000
North Carolina State GO VRDN P-Floats-PT 2207 Series 2004 (Merrill Lynch Capital Services SPA) (F-1+) (a)
8,555,000	2.32	04/07/2005	8,555,000
North Carolina State GO VRDN Series 2005-1, Class A (IXIS Municipal Products SPA) (A-1+) (a)
9,975,000	2.31	04/07/2005	9,975,000
North Carolina State University at Raleigh VRDN RB P-Floats-PT 2527 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (F-1+) (a)
5,105,000	2.32	04/07/2005	5,105,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (Depfa Bank PLC SPA) (A-1+/VMIG1)
27,300,000	2.29	04/07/2005	27,300,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
15,000,000	2.29	04/07/2005	15,000,000
University of North Carolina for Chapel Hill Hospital VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
49,980,000	2.30	04/07/2005	49,980,000

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
University of North Carolina Hospital Chapel Hill VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$35,850,000	2.30%	04/01/2005	$35,850,000
Wake County GO VRDN for Public Improvement Series 2003 C (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
32,000,000	2.50	04/01/2006	32,000,000
Wake County GO VRDN for Public Improvement Series 2003 B (Lloyds TSB Bank SPA) (A-1+/VMIG1)
7,500,000	4.00	04/01/2006	7,595,550
Wake County GO VRDN Series 2004 A (Landesbank Hessen-Thuringen Girozen SPA) (A-1+/VMIG1) (b)
10,000,000	4.00	04/01/2006	10,127,400
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thuringen Girozen SPA) (A-1+/VMIG1) (b)
10,000,000	4.00	04/01/2006	10,127,400
Wilmington GO VRDN Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1/VMIG1)
6,225,000	2.30	04/07/2005	6,225,000
Winston Salem Water & Sewer Systems VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
9,100,000	2.31	04/07/2005	9,100,000

			$385,130,350

Ohio — 1.5%
Cincinnati City School District GO VRDN Eagle Series 20040034 Class A (FSA) (Citibank N.A. SPA) (A-1+) (a)
6,000,000	2.31	04/07/2005	6,000,000
Columbus GO VRDN for Public Improvements Series 2005-2 Class A (IXIS Municipal Products SPA) (A-1+) (a)
5,155,000	2.31	04/07/2005	5,155,000
Franklin County VRDN RB for Trinity Health Credit Series 2000 F (JPMorgan Chase & Co. and Bayerische Landesbank SPA) (A-1+/VMIG1)
49,550,000	2.28	04/07/2005	49,550,000
Franklin County VRDN RB for Trinity Health Credit Series 2004 C-2 (FGIC) (JPMorgan Chase & Co. and U.S. Bank National SPA) (A-1+/VMIG1)
5,100,000	2.28	04/07/2005	5,100,000
Ohio State GO VRDN for Infrastructure Improvement Series 2001 B (A-1+/VMIG1)
20,000,000	2.23	04/07/2005	20,000,000
Ohio State GO VRDN P-Floats-PT 2137 Series 2004 (Merrill Lynch Capital Services SPA) (A-1) (a)
5,605,000	2.31	04/07/2005	5,605,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
4,000,000	2.25	04/07/2005	4,000,000
Ohio State University General Receipts VRDN RB Series 1999 B-2 (A-1+/VMIG1)
2,085,000	2.27	04/07/2005	2,085,000
Ohio State Water Development Authority VRDN RB Refunding for Water Development Pure Water Series 2002 B (MBIA) (State Street Corp. SPA) (A-1+/VMIG1)
5,600,000	2.25	04/07/2005	5,600,000
University of Cincinnati General Receipts VRDN RB Series 2004 B (AMBAC) (Bayerische Landesbank SPA) (A-1+/VMIG1)
20,000,000	2.28	04/07/2005	20,000,000

			$123,095,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Oklahoma — 0.7%
Oklahoma State GO VRDN P-Floats-PT 1879 Series 2003 (FGIC) (Merrill Lynch Capital Services SPA) (F-1+) (a)
$9,860,000	2.32%	04/07/2005	$9,860,000
Payne County Economic Development Authority Student Housing VRDN RB for Osuf Phase III Project Series 2002 (AMBAC) (Dexia Credit Local SPA) (VMIG1)
46,340,000	2.30	04/07/2005	46,340,000

			$56,200,000

Oregon — 1.7%
Clackamas County Hospital Facility Authority VRDN RB for Legacy Health Systems Series 2003 (A-1+/VMIG1)
5,000,000	2.30	04/07/2005	5,000,000
Oregon State GO VRDN Series 1985 73-G (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
83,200,000	2.28	04/07/2005	83,200,000
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
49,100,000	2.28	04/07/2005	49,100,000
Oregon State GO VRDN Veteran’s Welfare Series 2004 83 (Dexia Credit Local SPA) (A-1+/VMIG1)
6,000,000	2.23	04/07/2005	6,000,000

			$143,300,000

Pennsylvania — 3.1%
Allegheny County Hospital Development Authority VRDN RB for Health Center Presbyterian University Health Systems Series 1990 B (MBIA) (JPMorgan Chase & Co. SPA ) (A-1+/VMIG1)
7,240,000	2.30	04/07/2005	7,240,000
Allegheny County Hospital Development Authority VRDN RB for Presbyterian University Health System Series 1990 D (MBIA) (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,160,000	2.30	04/07/2005	3,160,000
Delaware Valley Regional Finance Authority Local Government VRDN Eagle Tax Exempt Trust Series 20040026 Class A (AMBAC) (Citibank N.A. SPA) (A-1+) (a)
5,490,000	2.31	04/07/2005	5,490,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Project (AMBAC) (Wachovia Bank N.A. SPA) (A-1/P-1)
11,725,000	2.29	04/07/2005	11,725,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 1999 (AMBAC) (PNC Bank SPA) (A-1/VMIG1)
3,370,000	2.29	04/07/2005	3,370,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 2001 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)
27,965,000	2.29	04/07/2005	27,965,000
Pennsylvania Intergovernmental Cooperative Authority VRDN Special Tax Revenue Refunding for Philadelphia Funding Series 2003 (AMBAC) (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
58,990,000	2.30	04/07/2005	58,990,000
Pennsylvania State GO VRDN Third Refunding CIFG TCRS Series 2005 Class A (MBIA) (IXIS Municipal Products SPA) (A-1+) (a)
18,315,000	2.30	04/07/2005	18,315,000

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Pennsylvania (continued)
Pennsylvania Turnpike Commission VRDN RB Eagle Series 20040029 Class A (AMBAC) (Citibank N.A. SPA) (A-1+) (a)
$12,000,000	2.31%	04/07/2005	$12,000,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
28,850,000	2.30	04/07/2005	28,850,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-3 (Bayerische Landesbank SPA) (A-1+/VMIG1)
42,885,000	2.30	04/07/2005	42,885,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
25,715,000	2.28	04/07/2005	25,715,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Childrens Hospital Series 2005 A (Fleet National Bank SPA) (A-1+/VMIG1)
3,000,000	2.30	04/01/2005	3,000,000
St. Mary Hospital Authority Bucks County VRDN RB for Catholic Health Series 2004 C (A-1+/VMIG1)
5,000,000	2.25	04/07/2005	5,000,000
Temple University of the Commonwealth Systems of Higher Education University Funding RANS (MIG1)
12,500,000	2.25	05/02/2005	12,510,273

			$266,215,273

Puerto Rico — 1.9%
Puerto Rico Government Development Bank CP(A-1)
9,500,000	1.90	04/07/2005	9,500,000
8,135,000	1.90	04/08/2005	8,135,000
8,150,000	1.90	04/11/2005	8,150,000
5,930,000	1.92	04/14/2005	5,930,000
1,714,000	1.93	04/14/2005	1,714,000
18,840,000	1.90	04/19/2005	18,840,000
30,000,000	1.98	04/21/2005	30,000,000
16,000,000	1.95	05/05/2005	16,000,000
12,000,000	2.00	05/12/2005	12,000,000
25,150,000	2.00	05/20/2005	25,150,000
24,566,000	2.05	06/01/2005	24,566,000

			$159,985,000

Rhode Island — 0.3%
Narragansett Bay Commission Wastewater System VRDN RB Series 2004 A (MBIA) (Dexia Credit Local SPA) (A-1+/Aaa)
16,800,000	2.25	04/07/2005	16,800,000
Rhode Island Clean Water Protection Finance Agency VRDN PCRB P-Floats-PT 1403 Series 2002 (Merrill Lynch Capital Services SPA) (A-1) (a)
5,150,000	2.32	04/07/2005	5,150,000

			$21,950,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

South Carolina — 1.5%
Charleston Waterworks & Sewer VRDN RB Refunding for Capital Improvement Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
$9,000,000	2.32%	04/07/2005	$9,000,000
South Carolina Association of Governmental Organizations TANS Series 2004 (MIG1)
20,000,000	2.75	04/15/2005	20,009,236
South Carolina Eagle Tax-Exempt Trust Series 20014001 Class A (MBIA) (Citibank N.A. SPA) (A-1+) (a)
7,000,000	2.32	04/07/2005	7,000,000
South Carolina Public Service Authority VRDN RB Eagle Tax-Exempt Trust Series 20040017 Class A (AMBAC) (Citibank N.A. SPA) (A-1+) (a)
10,000,000	2.32	04/07/2005	10,000,000
South Carolina Public Service Authority VRDN RB Merlots Series 2004 B06 (AMBAC) (Wachovia Bank N.A. SPA) (A-1) (a)
9,887,500	2.35	04/07/2005	9,887,500
South Carolina Public Service Authority VRDN RB P-Floats-PT 1877 Series 2003 (AMBAC) (Merrill Lynch Capital Services SPA)(F-1+) (a)
5,950,000	2.32	04/07/2005	5,950,000
South Carolina Public Service Authority VRDN RB ROCS II-R-6007 (AMBAC) (Citibank N.A. SPA) (A-1+) (a)
4,565,000	2.32	04/07/2005	4,565,000
South Carolina Public Service Authority CP(BNP Paribas and Dexia Credit Local LOC) (A-1+/P-1)
21,000,000	2.06	06/09/2005	21,000,000
15,000,000	2.10	07/14/2005	15,000,000
South Carolina State VRDN P-Floats-PT 1225 Series 2000 (Merrill Lynch Capital Services SPA) (A-1+) (a)
6,805,000	2.30	04/07/2005	6,805,000
South Carolina Transportation Infrastructure Bank VRDN RB P-Floats-PT 2304 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F-1+) (a) (b)
12,810,000	2.32	04/07/2005	12,810,000
University of South Carolina Revenues P-Floats-PT 2309 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F-1+) (a)
5,740,000	2.32	04/07/2005	5,740,000

			$127,766,736

Tennessee — 2.5%
Chattanooga Health Educational & Housing Facilities Board VRDN RB Refunding for Catholic Health Series 2004 C (A-1+/VMIG1)
15,700,000	2.25	04/07/2005	15,700,000
City of Memphis GO CPSeries 2001 (Westdeutsche Landesbank SPA) (A-1+/P-1)
4,500,000	2.30	08/12/2005	4,500,000
Memphis Electric System VRDN RB Floaters Series 2005 1031 (MBIA) (Morgan Stanley SPA) (VMIG1) (a)
5,600,000	2.32	04/07/2005	5,600,000
Memphis GO VRDN Series 2005 1018 (MBIA) (Morgan Stanley SPA) (F-1+) (a) (b)
5,639,000	2.32	04/07/2005	5,639,000

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board RB for Ascension Health Credit Series 2001 B-2 (A-1+/VMIG1)
$6,500,000	2.30%	01/04/2006	$6,500,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
34,740,000	2.29	04/07/2005	34,740,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
33,305,000	2.29	04/07/2005	33,305,000
Nashville County Metropolitan Government CP (A-1+)
10,000,000	1.92	05/13/2005	10,000,000
5,000,000	2.25	08/15/2005	5,000,000
5,500,000	2.27	08/24/2005	5,500,000
Sevier County Public Building Authority VRDN RB for Local Government Public Improvement Series 1999 III-F (AMBAC) (Landesbank Hessen-Thueringen) (VMIG1)
24,760,000	2.31	04/07/2005	24,760,000
Shelby County TANS Series 2004 (SP-1+/MIG1)
16,000,000	3.00	06/30/2005	16,057,515
Shelby Eagle Tax-Exempt Trust Series 20014202 Class A COPS (Citibank N.A. SPA) (A-1+) (a)
17,000,000	2.32	04/07/2005	17,000,000
Tennessee GO CP Series A (Tennessee Consolidated Retirement System) (A-1+/P-1)
15,000,000	1.95	05/12/2005	15,000,000
10,000,000	1.92	05/13/2005	10,000,000

			$209,301,515

Texas — 15.2%
Cypress Fairbanks Independent School District GO VRDN P-Floats-PT 2283 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F-1+) (a)
9,820,000	2.32	04/07/2005	9,820,000
Cypress Fairbanks Independent School District VRDN Merlots Series 2001 A-129 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1) (c)
11,940,000	1.80	07/13/2005	11,940,000
Cypress-Fairbanks Independent School District GO VRDN P-FLOATS-PT 2511 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F-1+) (a)
6,800,000	2.32	04/07/2005	6,800,000
Dallas Area Rapid Transit CP(Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Corp. and Westdeutsche Landesbank SPA) (A-1+/P-1)
9,500,000	2.06	06/14/2005	9,500,000
Dallas County Community College District GO VRDN P-Floats-PT 2370 Series 2004 (Merrill Lynch Capital Services SPA) (F-1+) (a)
8,570,000	2.31	04/07/2005	8,570,000
Dallas GO VRDN P-Floats-PT 2447 Series 2004 (Merrill Lynch Capital Services SPA) (A-1) (a)
8,920,000	2.32	04/07/2005	8,920,000
Dallas Texas Area Rapid Transit VRDN RB P-Floats-PT 1503 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1) (a)
5,440,000	2.32	04/07/2005	5,440,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Dallas Texas Independent School District P-Floats-PT 1909 Series 2003 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F-1+) (a)
$5,625,000	2.32%	04/07/2005	$5,625,000
El Paso Water & Sewer VRDN RB ROCS II-R-2163 Series 2005 (MBIA) (Citigroup Global Markets SPA) (VMIG1) (a)
6,220,000	2.32	04/07/2005	6,220,000
Fort Bend Independent School District GO VRDN ROCS II-R-2141 Series 2004 (PSF-GTD) (Citigroup Global Markets SPA) (A-1+) (a)
8,410,000	2.32	04/07/2005	8,410,000
Fort Worth Water & Sewer VRDN RB P-Floats-PT 2506 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (A-1) (a)
5,450,000	2.32	04/07/2005	5,450,000
Garland GO CPSeries 2002 (Landesbank Hessen-Thueringen SPA) (A-1+)
10,000,000	2.30	08/08/2005	10,000,000
Harris County Health Facilities Development Corp. VRDN RB for Methodist Hospital (A-1+)
133,530,000	2.30	04/01/2005	133,530,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for The Methodist System Series 2005 B (A-1+)
58,000,000	2.07	05/09/2005	58,000,000
Harris County Health Facilities Development VRDN RB Refunding for St. Luke’s Episcopal Hospital Series 2001 B (Bank of America N.A., Bayerische Landesbank, JPMorgan Chase & Co., St. Luke’s Episcopal Hospital and Northern Trust Co. SPA) (A-1+)

87,362,000	2.30	04/01/2005	87,362,000
Harris County Municipal Securities Trust Receipts Series 2004 SGB-52-A (FGIC) (Societe Generale SPA) (A-1+) (a)
11,960,000	2.32	04/07/2005	11,960,000
Harris County Tollroad CPSeries 2005 E01 (Dexia Credit Local SPA) (A-1/P-1)
5,760,000	1.95	04/07/2005	5,760,000
1,075,000	1.98	04/07/2005	1,075,000
3,800,000	2.05	04/07/2005	3,800,000
Houston Community College GO VRDN ROCS II-R-2084 Series 2004 (AMBAC) (Citigroup Global Markets SPA) (A-1+) (a)
2,760,000	2.32	04/07/2005	2,760,000
Houston CP (Dexia Credit Local and Landesbank Hessen-Thueringen LOC) (A-1+/P-1)
10,000,000	2.07	05/20/2005	10,000,000
Houston CP Series 2005 D (Depfa Bank PLC SPA) (A-1+/P-1)
12,000,000	2.00	05/20/2005	12,000,000
6,000,000	2.07	05/24/2005	6,000,000
11,000,000	2.03	05/25/2005	11,000,000
18,000,000	2.06	06/09/2005	18,000,000
Houston CP Series 2005 E (Bank of America N.A. SPA) (A-1+/P-1)
14,400,000	2.08	06/08/2005	14,400,000
Houston Texas GO VRDN P-Floats-PT 2214 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F-1+) (a)
10,690,000	2.32	04/07/2005	10,690,000
Houston Texas GO VRDN P-Floats-PT 2233 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (A-1) (a)
15,995,000	2.32	04/07/2005	15,995,000
Houston Texas GO VRDN ROCS II-R-1048 (Citigroup Global Markets SPA) (VMIG1) (a)
10,260,000	2.32	04/07/2005	10,260,000
Houston Texas GO VRDN ROCS II-R-4062 Series 2004 (Citigroup Global Markets SPA) (A-1+) (a)
5,320,000	2.32	04/07/2005	5,320,000

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Houston Texas Utility System VRDN RB Merlots Series 2004 C-13 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1) (a)
$7,695,000	2.35%	04/07/2005	$7,695,000
Houston Utilities System VRDN RB Merlots Series 2004 C-37 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1) (a)
9,195,000	2.35	04/07/2005	9,195,000
Houston Utilities System VRDN RB P-Floats-PT 2471 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F-1+) (a)
18,505,000	2.32	04/07/2005	18,505,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local and Westdeutsche Landesbank SPA) (A-1/P-1)
8,000,000	2.05	05/12/2005	8,000,000
8,000,000	2.00	05/19/2005	8,000,000
Keller Texas Independent School District GO VRDN P-Floats-PT 2280 Series 2004 (Merrill Lynch Capital Services SPA) (A-1) (a)
6,380,000	2.32	04/07/2005	6,380,000
Lower Colorado River Authority VRDN RB Floats PT-2270 Series 2004 (AMBAC and FSA) (Merrill Lynch Capital Services SPA) (F-1+) (a)
16,450,000	2.32	04/07/2005	16,450,000
Mansfield Independent School District GO VRDN P-Floats-PT 2401 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F-1+) (a)
5,210,000	2.32	04/07/2005	5,210,000
North Texas Tollway Authority VRDN RB Dallas North Tollway Systems Floating Rate RCPTS Series 2003 SG-167 (AMBAC) (Societe Generale SPA) (A-1+) (a)
8,975,000	2.32	04/07/2005	8,975,000
San Antonio Electric & Gas System VRDN Series 1997 SG 105 (Societe Generale SPA) (A-1+) (a)
19,170,000	2.32	04/07/2005	19,170,000
San Antonio Electric & Gas Systems CP (Bank of America N.A. and State Street Corp. SPA) (A-1+/P-1)
23,800,000	2.00	05/19/2005	23,800,000
30,000,000	2.06	05/19/2005	30,000,000
23,000,000	2.10	06/13/2005	23,000,000
San Antonio Electric & Gas Systems VRDN RB Systems Junior Lien Series 2003 (Bank of America N.A. SPA) (A-1+/VMIG1)
10,000,000	2.30	04/07/2005	10,000,000
San Antonio Water Revenue VRDN Merlots Series 2000 VV (Wachovia Bank N.A. SPA) (VMIG1) (a)
17,420,000	2.35	04/06/2005	17,420,000
San Antonio Water System CP (Bank of America N.A. SPA) (A-1+/P-1)
20,000,000	2.00	05/23/2005	20,000,000
11,000,000	2.07	05/24/2005	11,000,000
24,500,000	2.06	06/09/2005	24,500,000
San Antonio Water System VRDN RB ROCS II-R-4064 Series 2004 (FGIC) (Citigroup Global Markets SPA) (A-1+) (a)
5,385,000	2.32	04/07/2005	5,385,000
South Texas Community College District VRDN P-Floats-PT 1415 Series 2002 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1) (a)
6,545,000	2.32	04/07/2005	6,545,000
Texas A&M University Public University Funding CP Series 2002 (A-1+)
15,000,000	2.05	05/24/2005	15,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Texas A&M University System Building Registration CP (A-1+/P-1)
$20,000,000	2.00%	05/25/2005	$20,000,000
8,000,000	2.07	06/08/2005	8,000,000
22,000,000	2.10	07/21/2005	22,000,000
21,000,000	2.10	07/26/2005	21,000,000
Texas State GO VRDN P-Floats-PT 1529 Series 2002 (Merrill Lynch Capital Services SPA) (A-1) (a)
6,760,000	2.32	04/07/2005	6,760,000
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
6,000,000	1.95	04/08/2005	6,000,000
3,835,000	2.05	05/25/2005	3,835,000
12,000,000	2.06	06/14/2005	12,000,000
Texas State Public Finance Authority CP Series 2003-C (A-1+/VMIG1)
15,000,000	1.90	04/06/2005	15,000,000
25,000,000	2.05	05/24/2005	25,000,000
19,500,000	2.06	05/26/2005	19,500,000
7,500,000	2.10	06/07/2005	7,500,000
13,000,000	2.06	06/14/2005	13,000,000
Texas State TRANS Series 2004 (SP-1+/MIG1)
250,440,000	3.00	08/31/2005	251,795,639
Texas State University System Financing VRDN RB P-Floats-PT 2441 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (F-1+) (a)
5,235,000	2.32	04/07/2005	5,235,000
University of Texas CP Series 2005 (A-1+/P-1)
20,000,000	1.91	04/06/2005	20,000,000
16,298,000	2.00	06/13/2005	16,298,000
University of Texas Permanent University Fund VRDN RB for Municipal Trust Receipts (Societe Generale SPA) (A-1+) (a)
6,690,000	2.32	04/07/2005	6,690,000
University of Texas VRDN RB P-Floats-PT 1698 Series 2003 A (Merrill Lynch Capital Services SPA) (A-1) (a)
500,000	2.31	04/07/2005	500,000

			$1,288,950,639

Utah — 3.3%
Central Water Conservancy District GO VRDN Refunding Series 2004 C (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
32,400,000	2.28	04/07/2005	32,400,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
27,410,000	2.28	04/07/2005	27,410,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 F (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1) (b)
14,185,000	2.28	04/07/2005	14,185,000
Central Water Conservancy District GO VRDN Refunding Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1) (b)
14,775,000	2.28	04/07/2005	14,775,000
Central Water Conservancy District GO VRDN Series 2004 B (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
10,000,000	2.28	04/07/2005	10,000,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 A (A-1+/AA-1)
45,600,000	2.30	04/07/2005	45,600,000

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Utah (continued)
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B (A-1+/AA-1)
$25,000,000	2.30%	04/07/2005	$25,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
19,000,000	2.25	04/07/2005	19,000,000
Utah Transit Authority Sales Tax VRDN RB for Tender Option Subseries 2002 B (Bayerische Landesbank LOC) (A-1+/VMIG1)
29,100,000	2.25	04/07/2005	29,100,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-11 (AMBAC) (JP Morgan Chase & Co. SPA) (F-1+/VMIG1)
8,400,000	2.33	04/07/2005	8,400,000
Utah Water Finance Agency VRDN RB Series 2002 A-1 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+VMIG1)
8,170,000	2.33	04/07/2005	8,170,000
Utah Water Finance Agency VRDN RB Series 2004 A-9 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
10,000,000	2.33	04/07/2005	10,000,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000 B (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
7,400,000	2.30	04/01/2005	7,400,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
30,000,000	2.30	04/01/2005	30,000,000

			$281,440,000

Virginia — 0.7%
Fairfax County GO Refunding for Public Improvements Series 2004 B (AAA/Aaa)
7,000,000	6.00	10/01/2005	7,139,273
Roanoke IDA Hospital VRDN RB Refunding for Carilion Health Systems Series 2002 D (Bank of America N.A. SPA) (A-1+/VMIG1)
17,600,000	2.30	04/01/2005	17,600,000
Roanoke IDA Hospital VRDN RB Refunding for Carilion Health Systems Series 2002 E (Suntrust Bank SPA) (A-1+/VMIG1)
5,980,000	2.29	04/01/2005	5,980,000
Suffolk GO Refunding for Public Improvement Series 2003 (AA-/Aa2)
5,085,000	6.00	08/01/2005	5,152,821
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (Suntrust Bank SPA) (VMIG1)
3,000,000	2.29	04/07/2005	3,000,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (Suntrust Bank SPA) (VMIG1)
12,000,000	2.29	04/07/2005	12,000,000
Virginia State Public School Authority RB for School Equipment Financing Notes Issue VI Series 2000 (AA/Aa2)
4,500,000	5.25	04/01/2005	4,500,000
Virginia Transportation Board RB for Federal Highway Reimbursement Anticipation Notes Series 2000 (AA/Aa2)
5,325,000	5.50	10/01/2005	5,417,471

			$60,789,565

Washington — 5.0%
Energy Northwest Electric VRDN RB Merlots Series 2003-A04 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1) (a)
8,750,000	2.35	04/07/2005	8,750,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Energy Northwest Electric VRDN RB P-Floats-PT 2236 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F-1+) (a)
$5,680,000	2.32%	04/07/2005	$5,680,000
Energy Northwest Electric VRDN RB Refunding Project No. 3 Series 2003 E (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
66,725,000	2.30	04/07/2005	66,725,000
Energy Northwest Washington Electric VRDN RB Floater-PT 2165 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (F-1+) (a)
5,420,000	2.32	04/07/2005	5,420,000
Energy Northwest/ Electric VRDN RB P-Floats-PT 2186 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (F-1+) (a)
3,575,000	2.34	04/07/2005	3,575,000
Grant County Public Utility District VRDN Eagle Tax-Exempt Trust Series 20014702 Class A (FSA) (Citibank N.A. SPA) (A-1+) (a)
8,810,000	2.32	04/07/2005	8,810,000
King & Snohomish Counties Washington School District #417 Northshore GO VRDN P-Floats-PT 1445 Series 2002 (Merrill Lynch Capital Services SPA) (A-1) (a)
5,205,000	2.32	04/07/2005	5,205,000
King County School District No. 401 Highline Public Schools GO VRDN P-Floats-PT 1423 (FGIC) (Merrill Lynch Capital Services SPA) (A-1) (a)
11,120,000	2.32	04/07/2005	11,120,000
King County Sewer VRDN RB Merlots Series 2004 C 30 (FSA) (Wachovia Bank N.A. SPA) (VMIG1) (a)
7,555,000	2.35	04/07/2005	7,555,000
King County Water & Sewer System CP Series 2005 (Bayerische Landesbank SPA) (A-1/P-1)
19,000,000	2.02	05/25/2005	19,000,000
13,000,000	2.05	05/26/2005	13,000,000
20,300,000	2.10	07/20/2005	20,300,000
9,000,000	2.10	07/26/2005	9,000,000
Port Seattle VRDN RB Floaters Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1) (a)
20,385,500	2.32	04/07/2005	20,385,500
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1) (a)
13,870,000	2.35	04/07/2005	13,870,000
Washington State Eagle Tax-Exempt Trust Series 2000 Class A COPS (Citibank N.A. SPA) (A-1+) (a)
12,000,000	2.32	04/07/2005	12,000,000
Washington State Eagle Tax-Exempt Trust Series 20024701 Class A (FSA) (Citibank N.A. SPA) (A-1+) (a)
10,060,000	2.32	04/07/2005	10,060,000
Washington State Eagle Tax-Exempt Trust Series 20024703 Class A (MBIA) (Citibank N.A. SPA) (A-1+) (a)
6,915,000	2.32	04/07/2005	6,915,000
Washington State Eagle Tax-Exempt Trust Series 984702 Class A (Citibank N.A. SPA) (A-1+) (a)
6,500,000	2.32	04/07/2005	6,500,000
Washington State GO Eagle Tax-Exempt Trust Series 96C 4704 Class A (Citibank N.A. SPA) (A-1+) (a)
8,525,000	2.32	04/07/2005	8,525,000
Washington State GO Series 2003 A (FGIC) (AAA/Aaa)
6,780,000	5.00	07/01/2005	6,830,318
Washington State GO VRDN Floater-PA 1111 Series 2003 (Merrill Lynch Capital Services SPA) (A-1) (a)
2,490,000	2.33	04/07/2005	2,490,000

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Washington State GO VRDN for Merlots Series 2002 A65 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1) (a)
$7,580,000	2.35%	04/07/2005	$7,580,000
Washington State GO VRDN for Merlots Series 2004 A-07 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1) (a)
5,735,000	2.35	04/07/2005	5,735,000
Washington State GO VRDN for Merlots Series 2004 C10 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1) (a)
8,405,000	2.35	04/07/2005	8,405,000
Washington State GO VRDN Merlots B 22 Series 2004 (FSA) (Wachovia Bank N.A. SPA) (A-1) (a)
4,995,000	2.35	04/06/2005	4,995,000
Washington State GO VRDN Merlots Series 2002 A-57 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1) (a)
20,465,000	2.35	04/07/2005	20,465,000
Washington State GO VRDN Merlots Series 2003 B-23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1) (a)
18,190,000	2.35	04/07/2005	18,190,000
Washington State GO VRDN P-Floats-PT 1407 Series 2002 (Merrill Lynch Capital Services SPA) (A-1) (a)
7,415,000	2.32	04/07/2005	7,415,000
Washington State GO VRDN P-Floats-PT 2093 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F-1+) (a)
8,960,000	2.32	04/07/2005	8,960,000
Washington State GO VRDN P-Floats-PT 2308 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (A-1) (a)
5,890,000	2.32	04/07/2005	5,890,000
Washington State GO VRDN P-Floats-PT 2560 Series 2005 (MBIA)(Merrill Lynch Capital Services SPA) (F-1+) (a)
8,610,000	2.32	04/07/2005	8,610,000
Washington State GO VRDN P-Floats-PT 2600 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F-1+) (a)
6,525,000	2.32	04/07/2005	6,525,000
Washington State GO VRDN P-Floats-PT 433 Floaters Series 2000 (Merrill Lynch Capital Services SPA) (A-1) (a)
19,865,000	2.32	04/07/2005	19,865,000
Washington State GO VRDN P-Floats-PT 775 Series 2003 (FSA) (Svenska Handelsbanken SPA) (A-1+) (a)
2,310,000	2.34	04/07/2005	2,310,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Initiatives Series 2002 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
22,000,000	2.30	04/07/2005	22,000,000
Washington State Public Power Supply System Nuclear Project No. 1 VRDN Refunding Series 1993 1A-2 (Bank of America LOC) (A-1+/VMIG1)
3,340,000	2.29	04/07/2005	3,340,000

			$422,000,818

Wisconsin — 1.9%
Delavan Darien School District TRANS Series 2004
1,100,000	3.00	08/26/2005	1,105,749

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Wisconsin (continued)
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 Class A (Citibank N.A. SPA) (A-1) (a)
$10,300,000	2.32%	04/07/2005	$10,300,000
Southeast Professional Baseball Park District Sales Tax Revenue VRDN P-Floats-PT 425 Series 2002 (MBIA) (Merrill Lynch Capital Services SPA) (A-1) (a)
5,500,000	2.32	04/07/2005	5,500,000
Wisconsin State GO Series 2003 A (AAA/Aaa)
6,725,000	6.00	05/01/2005	6,748,049
Wisconsin State GO VRDN Floater-PT 1507 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1) (a)
5,830,000	2.32	04/07/2005	5,830,000
Wisconsin State GO VRDN P-Floats-PT 2213 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F-1+) (a)
30,020,000	2.32	04/07/2005	30,020,000
Wisconsin State GO VRDN P-Floats-PT 2526 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F-1+) (a)
8,195,000	2.32	04/07/2005	8,195,000
Wisconsin State GO VRDN Series 2004-901 (MBIA) (Morgan Stanley SPA) (VMIG1) (a)
6,000,000	2.32	04/07/2005	6,000,000
Wisconsin State Health & Educational Facilities Authority VRDN RB P-Floats-PT 917 Series 2004 (MBIA) (Landesbank Hessen-Thueringen SPA) (F-1+) (a)
69,655,000	2.32	04/07/2005	69,655,000
Wisconsin State Transportation VRDN RB ROCS-RR-II-R 1070 Series 2005 (FSA) (Citigroup Global Markets SPA) (A-1+) (a)
9,000,000	2.32	04/07/2005	9,000,000
Wisconsin Transportation Board Eagle Tax-Exempt Trust Series 20004901 Class A (Citibank N.A. SPA) (A-1+) (a)
7,615,000	2.32	04/07/2005	7,615,000

			$159,968,798

Wyoming — 0.0%
Sweetwater County PCRB Refunding for Pacificorp Project Series 1988 B (Barclays Bank PLC LOC) (A-1+/P-1)
2,100,000	2.33	04/01/2005	2,100,000

Total Investments — 98.3%			$8,320,529,582

The percentage shown for each category reflects the value of the investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2005, these securities amounted to $2,260,561,000 or approximately 26.7% of net assets.

(b)	Represents a forward commitment.

(c)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2005, these securities amounted to $27,800,000 or approximately 0.3% of net assets.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
March 31, 2005 (Unaudited)

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are obtained from Standard & Poor’s / Moody’s Investor Service / Fitch. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BANS	—	Bond Anticipation Notes
CIFG	—	CDC IXIS Financial Guaranty
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
IDRB	—	Industrial Development Revenue Bond
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
OSUF	—	Oklahoma State University Foundation
PCRB	—	Pollution Control Revenue Bond
P-Floats	—	Puttable Floating Rate Securities
PSF-GTD	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TCRS	—	Transferable Custodial Receipts
TFA	—	Transportation Finance Authority
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
March 31, 2005 (Unaudited)

INVESTMENT VALUATION — The Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for U.S. federal income tax purposes.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Statement of Investments

Financial Square Treasury Instruments Fund
March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—100.1%
United States Treasury Bills
$113,000,000	2.55%	04/07/2005	$112,952,028
90,000,000	2.56	04/07/2005	89,961,600
8,000,000	2.57	04/07/2005	7,996,580
370,000,000	2.63	04/14/2005	369,649,271
2,300,000	2.64	04/14/2005	2,297,807
55,300,000	2.59	04/21/2005	55,220,429
174,000,000	2.64	04/21/2005	173,745,283
300,000,000	2.68	04/21/2005	299,553,333
14,000,000	2.75	06/23/2005	13,911,236
349,200,000	2.77	06/23/2005	346,973,899
100,000,000	2.79	06/23/2005	99,357,903
200,000,000	2.80	06/23/2005	198,708,889
50,000,000	2.75	06/30/2005	49,656,250

Total U.S. Treasury Obligations			$1,819,984,508

Total Investments—100.1%			$1,819,984,508

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent the annualized yield on date of purchase for discounted securities.

INVESTMENT VALUATION — The Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for U.S. federal income tax purposes.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Statement of Investments
March 31, 2005 (Unaudited)

Shares	Description	Value

Mutual Funds (Institutional Shares) — 99.7%
Equity — 64.5%
8,876,923	Goldman Sachs CORE International Equity Fund—22.1%	$99,421,535
7,501,342	Goldman Sachs CORE Large Cap Value Fund—20.0%	90,016,104
4,156,072	Goldman Sachs CORE Large Cap Growth Fund—11.2%	50,039,110
1,795,159	Goldman Sachs CORE Small Cap Equity Fund—5.4%	24,378,265
1,031,038	Goldman Sachs Emerging Markets Equity Fund—3.2%	14,537,631
707,803	Goldman Sachs Real Estate Securities Fund—2.6%	11,452,245

		289,844,890

Fixed Income — 35.2%
5,070,874	Goldman Sachs Global Income Fund—15.1%	67,899,000
5,620,137	Goldman Sachs Core Fixed Income Fund—12.5%	56,145,171
1,086,550	Goldman Sachs Emerging Markets Debt Fund—2.6%	11,810,799
1,178,438	Goldman Sachs Short Duration Government Fund—2.5%	11,430,846
1,387,843	Goldman Sachs High Yield Fund—2.5%	11,102,747

		158,388,563

Total Mutual Funds (Institutional Shares)		$448,233,453

Total Investments Before Repurchase Agreement — 99.7%		$448,233,453

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(a) – 0.7%
Joint Repurchase Agreement Account II
$3,000,000	2.90%	04/01/2005	$3,000,000
Maturity Value: $3,000,242

Total Investments — 100.4%			$451,233,453

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on March 31, 2005.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Statement of Investments (continued)
March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $3,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$500,000,000	2.92%	04/01/2005	$500,040,555

Banc of America Securities LLC	750,000,000	2.93	04/01/2005	750,061,042

Barclays Capital PLC	1,500,000,000	2.90	04/01/2005	1,500,120,833

CS First Boston LLC	500,000,000	2.90	04/01/2005	500,040,278

Greenwich Capital Markets	400,000,000	2.91	04/01/2005	400,032,333

J.P. Morgan Securities, Inc.	350,000,000	2.87	04/01/2005	350,027,903

Morgan Stanley & Co.	750,000,000	2.91	04/01/2005	750,060,625

UBS Securities LLC	150,600,000	2.88	04/01/2005	150,612,048

UBS Securities LLC	700,000,000	2.90	04/01/2005	700,056,389

Westdeutsche Landesbank AG	900,000,000	2.90	04/01/2005	900,072,500

TOTAL	$6,500,600,000			$6,500,600,000

At March 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.25%, due 12/15/2005; Federal Home Loan Mortgage Association, 0.00% to 12.30%, due 01/01/2007 to 04/01/2035; Federal National Mortgage Association, 0.00% to 11.50%, due 06/15/2005 to 03/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 03/15/2018 to 03/20/2035 and U.S. Treasury Notes, 0.00% to 4.25%, due 04/30/2006 to 11/15/2013.

TAX INFORMATION — At March 31, 2005, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$424,689,355

Gross unrealized gain	27,267,950
Gross unrealized loss	(723,852)

Net unrealized security gain	$26,544,098

INVESTMENT VALUATION — The portfolio invests in a combination of underlying mutual funds for which Goldman Sachs Asset Management, L.P., a subsidiary of The Goldman Sachs Group, Inc., and Goldman Sachs Asset Management International, an affiliate of Goldman, Sachs & Co., act as investment advisers. Investments in the underlying funds are valued at the closing net asset value per share of each underlying fund on the day of valuation. Because the portfolio invests primarily in other mutual funds, which fluctuate in value, the portfolio’s shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Statement of Investments
March 31, 2005 (Unaudited)

Shares	Description	Value

Mutual Funds (Institutional Shares) — 99.8%
Equity — 99.8%
5,043,435	Goldman Sachs CORE International Equity Fund—37.2%	$56,486,468
3,400,897	Goldman Sachs CORE Large Cap Value Fund—26.9%	40,810,765
2,260,792	Goldman Sachs CORE Large Cap Growth Fund—18.0%	27,219,931
949,671	Goldman Sachs CORE Small Cap Equity Fund—8.5%	12,896,536
708,915	Goldman Sachs Emerging Markets Equity Fund—6.6%	9,995,703
244,536	Goldman Sachs Real Estate Securities Fund—2.6%	3,956,594

Total Investments — 99.8%		$151,365,997

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Statement of Investments (continued)
March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2005, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$134,293,426

Gross unrealized gain	17,072,571
Gross unrealized loss	—

Net unrealized security gain	$17,072,571

INVESTMENT VALUATION — The portfolio invests in a combination of underlying mutual funds for which Goldman Sachs Asset Management, L.P., a subsidiary of The Goldman Sachs Group, Inc., and Goldman Sachs Asset Management International, an affiliate of Goldman, Sachs & Co., act as investment advisers. Investments in the underlying funds are valued at the closing net asset value per share of each underlying fund on the day of valuation. Because the portfolio invests primarily in other mutual funds, which fluctuate in value, the portfolio’s shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Statement of Investments
March 31, 2005 (Unaudited)

Shares	Description	Value

Mutual Funds (Institutional Shares) — 99.2%
Equity — 83.0%
9,815,227	Goldman Sachs CORE International Equity Fund—29.0%	$109,930,545
7,837,437	Goldman Sachs CORE Large Cap Value Fund—24.8%	94,049,243
5,019,769	Goldman Sachs CORE Large Cap Growth Fund—15.9%	60,438,021
1,793,960	Goldman Sachs CORE Small Cap Equity Fund—6.4%	24,361,979
1,166,452	Goldman Sachs Emerging Markets Equity Fund—4.3%	16,446,975
601,565	Goldman Sachs Real Estate Securities Fund—2.6%	9,733,322

		314,960,085

Fixed Income — 16.2%
2,196,887	Goldman Sachs Core Fixed Income Fund—5.8%	21,946,899
1,494,889	Goldman Sachs Global Income Fund—5.3%	20,016,564
923,430	Goldman Sachs Emerging Markets Debt Fund—2.6%	10,037,686
1,187,889	Goldman Sachs High Yield Fund—2.5%	9,503,114

		61,504,263

Total Investments — 99.2%		$376,464,348

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Statement of Investments (continued)
March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2005, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$345,626,470

Gross unrealized gain	30,891,998
Gross unrealized loss	(54,120)

Net unrealized security gain	$30,837,878

INVESTMENT VALUATION — The portfolio invests in a combination of underlying mutual funds for which Goldman Sachs Asset Management, L.P., a subsidiary of The Goldman Sachs Group, Inc., and Goldman Sachs Asset Management International, an affiliate of Goldman, Sachs & Co., act as investment advisers. Investments in the underlying funds are valued at the closing net asset value per share of each underlying fund on the day of valuation. Because the portfolio invests primarily in other mutual funds, which fluctuate in value, the portfolio’s shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Statement of Investments
March 31, 2005 (Unaudited)

Shares	Description	Value

Mutual Funds (Institutional Shares) — 99.7%
Equity — 44.7%
2,463,801	Goldman Sachs CORE International Equity Fund—15.7%	$27,594,573
2,193,391	Goldman Sachs CORE Large Cap Value Fund—15.0%	26,320,696
1,029,292	Goldman Sachs CORE Large Cap Growth Fund—7.0%	12,392,676
578,589	Goldman Sachs CORE Small Cap Equity Fund—4.5%	7,857,234
277,015	Goldman Sachs Real Estate Securities Fund—2.5%	4,482,098

		78,647,277

Fixed Income — 55.0%
7,437,198	Goldman Sachs Short Duration Government Fund—41.0%	72,140,816
1,510,686	Goldman Sachs Global Income Fund—11.5%	20,228,090
551,096	Goldman Sachs High Yield Fund—2.5%	4,408,771

		96,777,677

Total Mutual Funds (Institutional Shares)		$175,424,954

Total Investments Before Repurchase Agreement — 99.7%		$175,424,954

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(a) — 1.0%
Joint Repurchase Agreement Account II
$1,800,000	2.90%	04/01/2005	$1,800,000
Maturity Value: $1,800,145

Total Investments — 100.7%			$177,224,954

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on March 31, 2005.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Statement of Investments (continued)
March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2005, the Portfolio had an undivided interest in the following
Joint Repurchase Agreement Account II which equaled $1,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$500,000,000	2.92%	04/01/2005	$500,040,555

Banc of America Securities LLC	750,000,000	2.93	04/01/2005	750,061,042

Barclays Capital PLC	1,500,000,000	2.90	04/01/2005	1,500,120,833

CS First Boston LLC	500,000,000	2.90	04/01/2005	500,040,278

Greenwich Capital Markets	400,000,000	2.91	04/01/2005	400,032,333

J.P. Morgan Securities, Inc.	350,000,000	2.87	04/01/2005	350,027,903

Morgan Stanley & Co.	750,000,000	2.91	04/01/2005	750,060,625

UBS Securities LLC	150,600,000	2.88	04/01/2005	150,612,048

UBS Securities LLC	700,000,000	2.90	04/01/2005	700,056,389

Westdeutsche Landesbank AG	900,000,000	2.90	04/01/2005	900,072,500

TOTAL	$6,500,600,000			$6,501,124,506

At March 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.25%, due 12/15/2005; Federal Home Loan Mortgage Association, 0.00% to 12.30%, due 01/01/2007 to 04/01/2035; Federal National Mortgage Association, 0.00% to 11.50%, due 06/15/2005 to 03/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 03/15/2018 to 03/20/2035 and U.S. Treasury Notes, 0.00% to 4.25%, due 04/30/2006 to 11/15/2013.

TAX INFORMATION — At March 31, 2005, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$173,194,359

Gross unrealized gain	4,325,915
Gross unrealized loss	(295,320)

Net unrealized security gain	$4,030,595

INVESTMENT VALUATION — The portfolio invests in a combination of underlying mutual funds for which Goldman Sachs Asset Management, L.P., a subsidiary of The Goldman Sachs Group, Inc., and Goldman Sachs Asset Management International, an affiliate of Goldman, Sachs & Co., act as investment advisers. Investments in the underlying funds are valued at the closing net asset value per share of each underlying fund on the day of valuation. Because the portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Statement of Investments

ILA Tax-Exempt New York Portfolio

March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York—92.8%
Great Neck North Water Authority Water System VRDN RB Series 1993 A (FGIC) (State Street Corp. SPA) (A-1+/VMIG1)
$5,020,000	2.27%	04/06/2005	$5,020,000
Jay Street Development Corporation Certificates Facilities Lease VRDN RB Series 2001-A1 (JP Morgan Chase Bank LOC) (A-1+/VMIG1)
6,200,000	2.23	04/06/2005	6,200,000
Jay Street Development Corporation Certificates Facilities Lease VRDN RB Series 2003 A-1 (Depfa Bank PLC LOC) (A-1+/VMIG1)
8,500,000	2.28	04/06/2005	8,500,000
Jay Street Development Corporation Certificates Facilities Lease VRDN RB Series 2003 A-3 (Depfa Bank PLC LOC) (A-1+/VMIG1)
1,500,000	2.23	04/06/2005	1,500,000
Lindenhurst Union Free School District GO TANS Series 2004 (MIG1)
1,500,000	2.75	06/23/2005	1,503,861
Long Island Power Authority Electric System VRDN RB Subseries 1998 1B-RMKT (State Street Corp. LOC) (A-1+/VMIG1)
1,160,000	2.28	04/01/2005	1,160,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 2B (Bayerische Landesbank LOC) (A-1+/VMIG1)
6,100,000	2.28	04/01/2005	6,100,000
Massapequa Union Free School District GO TANS Series 2004 (MIG1)
2,500,000	2.75	06/28/2005	2,507,313
Massapequa Union Free School District GO TANS Series 2004 (MIG1)
9,800,000	3.00	06/28/2005	9,823,303
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB Series 2002 B (FSA) (Dexia Credit Local de France SPA) (A-1+)
1,000,000	2.25	04/07/2005	1,000,000
Metropolitan Transportation Authority GO VRDN Subseries 2004 A-2 (CIFG) (Depfa Bank PLC SPA) (A-1+/VMIG1)
3,000,000	2.25	04/07/2005	3,000,000
Metropolitan Transportation Authority Revenue GO VRDN Series 2004 Subseries A-3 (XLCA) (DEPFA Bank PLC SPA) (A-1+/VMIG1)
1,400,000	2.23	04/07/2005	1,400,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2303 COPS (FSA) (Citibank N.A. SPA) (A-1+/VMIG1)(a)
5,000,000	2.30	04/07/2005	5,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2305 COPS (FSA) (Citibank N.A. SPA) (A-1+)(a)
3,000,000	2.30	04/07/2005	3,000,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2003 B25 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
2,985,000	2.32	04/07/2005	2,985,000
Metropolitan Transportation Authority VRDN RB Refunding Series 2002 D-1 (FSA) (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
3,615,000	2.23	04/07/2005	3,615,000
Metropolitan Transportation Authority VRDN RB Series 2005 P2533 (AMBAC) (Merrill Lynch Capital Services SPA)(F1+)(a)
3,530,000	2.31	04/07/2005	3,530,000
Metropolitan Transportation Authority VRDN RB Series 2005-1042 (AMBAC) (Morgan Stanley LOC)(F1+)(a)
2,000,000	2.30	04/07/2005	2,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
Municipal Assistance Corp. RB Series 1997 H (Aa1/AA+)
$1,395,000	6.00%	07/01/2005	$1,408,689
Municipal Assistance Corp. RB Series 2005 G (Aaa/AAA)
1,325,000	6.00	07/01/2005	1,338,263
Nassau County IDA Civic Facility & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 (JP Morgan Chase & Co. SPA) (A-1+)
7,645,000	2.29	04/01/2005	7,645,000
New York City Civic Facility IDA VRDN RB for National Audubon Society Series 1989 (Citibank N.A. LOC) (A-1+)
1,200,000	2.28	04/01/2005	1,200,000
New York City GO VRDN Merlots Series 2004 C-09 (MBIA-IBC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
6,320,000	2.32	04/06/2005	6,320,000
New York City GO VRDN ROC II-R-22 Series 2000 (FGIC) (Citigroup Global Markets SPA) (A1)(a)
4,000,000	2.30	04/07/2005	4,000,000
New York City GO VRDN ROCS RR II Series 2003 R 251A (Citigroup Global Markets LOC) (Citibank N.A. SPA) (VMIG1)(a)
2,000,000	2.35	04/06/2005	2,000,000
New York City GO VRDN Series 1993 C (JP Morgan Chase Bank LOC) (A-1+/VMIG1)
1,000,000	2.23	04/06/2005	1,000,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+)
5,200,000	2.23	04/06/2005	5,200,000
New York City GO VRDN Series 2003 Subseries A-5 (HSBC Bank USA LOC) (A-1+)
900,000	2.31	04/07/2005	900,000
New York City Housing Development Corporation Multifamily VRDN RB for Mortgage-2 Gold Street Series 2003 A (Fleet National Bank LOC) (A-1+)
10,000,000	2.25	04/06/2005	10,000,000
New York City Housing Development Corporation Multifamily VRDN RB for Mortgage-90 West Street Series 2004 A (HSBC Bank USA LOC) (A-1+)
23,300,000	2.25	04/06/2005	23,300,000
New York City Municipal Water Finance Authority CP (Westdeutsche Landesbank/ Bayerische Landesbank SPA) (A-1+/P1)
2,000,000	2.17	07/14/2005	2,000,000
New York City Municipal Water Finance Authority RB for Water and Sewer System Series 1995 A (AAA)
1,000,000	6.00	06/15/2005	1,018,203
New York City Municipal Water Finance Authority RB for Water and Sewer Systems Series 1996 A (AAA)
2,500,000	6.13	06/15/2005	2,546,138
New York City Municipal Water Finance Authority VRDN RB for Water and Sewer System Series 2005 (Morgan Stanley LOC) (A1)(a)
2,000,000	2.30	04/07/2005	2,000,000

1

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Municipal Water Finance Authority VRDN RB for Water and Sewer System Series 2005 P(MBIA) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
$2,000,000	2.30%	04/07/2005	$2,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB for Fiscal 2003 Subseries 2002 C-3 (Bank of New York SPA) (A-1+/VMIG1)
5,400,000	2.28	04/07/2005	5,400,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB for Municipal Securities Trust Receipts-SGB 27 Series 1997 (FSA) (Societe Generale SPA) (A-1+)(a)
2,500,000	2.30	04/07/2005	2,500,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PT 2443 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A1)(a)
3,000,000	2.31	04/07/2005	3,000,000
New York City Transitional Finance Authority Eagle Trust VRDN Class A (Citibank N.A. SPA) (A-1+)(a)
1,000,000	2.30	04/07/2005	1,000,000
New York City Transitional Finance Authority RB for Prerefunded Future Tax Secured Series 1997 A (Aa1)
1,105,000	4.50	08/15/2005	1,115,059
New York City Transitional Finance Authority RB for Unrefunded Future Tax Series 1997 A (Aa1)
1,115,000	4.50	08/15/2005	1,125,150
New York City Transitional Finance Authority VRDN RB for New York City Recovery Series 2002 3 B (Bank of New York SPA) (A-1+/VMIG1)
1,400,000	2.32	04/01/2005	1,400,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002 1C (Societe Generale SPA) (A-1+/VMIG1)
4,805,000	2.28	04/01/2005	4,805,000
New York City Transitional Finance Authority VRDN RB for Recovery Secured Subseries 2002 3F (Bank of New York SPA) (VMIG1)
2,700,000	2.28	04/01/2005	2,700,000
New York City Transitional Finance Authority VRDN RB for Recovery Subseries 2002 3E (Bank of New York SPA) (A1+/VMIG1)
1,000,000	2.28	04/01/2005	1,000,000
New York City Transitional Finance Authority VRDN RB for Recovery Subseries 2002 3H (Bank of New York SPA) (A1+/VMIG1)
1,885,000	2.28	04/01/2005	1,885,000
New York City Transitional Finance Authority VRDN RB Merlots Series 2003 B29 (Wachovia Bank N.A. SPA) (VMIG1)(a)
1,895,000	2.32	04/06/2005	1,895,000
New York City Transitional Finance Authority VRDN RB Subseries 2002 2A (Dexia Credit LOC) (A-1+/VMIG1)
2,500,000	2.25	04/01/2005	2,500,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JP Morgan Chase & Co. SPA) (A-1+)
4,500,000	2.28	04/07/2005	4,500,000
New York State Dormitory Authority VRDN RB for Columbia University Series 2002 C (A-1+/VMIG1)
1,000,000	2.08	06/09/2005	1,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Dormitory Authority VRDN RB for Columbia University Series 2004 A-2 (A-1+)
$1,000,000	1.60%	06/08/2005	$1,000,000
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
9,385,000	2.29	04/01/2005	9,385,000
New York State Dormitory Authority VRDN RB for Rockefeller University Series 2002 A2 (A1+/VMIG1)
3,000,000	2.24	04/07/2005	3,000,000
New York State Dormitory Authority VRDN RB for the Metropolitan Museum of Art Series 1993 A (A-1+/VMIG1)
2,275,000	2.23	04/06/2005	2,275,000
New York State Dormitory Authority VRDN RB ROCS RR II R 4558 Series 2004 (AMBAC) (Citigroup Global Markets LOC) (VMIG1)(a)
2,495,000	2.30	04/07/2005	2,495,000
New York State Environmental CP Series 1997 A (Bayerische Landesbank and Landesbank Hessen-Thueringen LOC)(A1+/P1)
4,000,000	2.00	06/08/2005	4,000,000
4,000,000	2.03	06/13/2005	4,000,000
4,000,000	2.05	07/20/2005	4,000,000
4,500,000	2.05	07/21/2005	4,500,000
3,500,000	2.12	07/26/2005	3,500,000
New York State Environmental Facilities Corp. RB for Pollution Control and Water Series 1997 D (AAA)
1,250,000	6.00	06/15/2005	1,260,327
New York State Environmental Facilities Corp. VRDN RB Eagle Tax-Exempt Trust Series 1996 C3204 COPS (Citibank N.A. SPA) (A-1+)(a)
700,000	2.30	04/07/2005	700,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Merlots Series 2004 B-20 (Wachovia Bank N.A. SPA) (A1)(a)
5,395,000	2.32	04/06/2005	5,395,000
New York State GO Series 2000 A (Dexia Credit LOC) (A-1+/VMIG1)
1,890,000	1.80	10/07/2005	1,890,000
New York State GO VRDN for Environmental Quality Series 1998 G (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
1,900,000	1.75	08/04/2005	1,900,000
New York State GO VRDN Series 2000 B (Dexia Credit Local de France LOC) (A-1+/VMIG1)
1,450,000	1.58	08/04/2005	1,450,000
New York State Housing Finance Agency VRDN RB AMT for Talleyrand Crescent Housing Series 1999 (FNMA) (VMIG1)
6,000,000	2.27	04/06/2005	6,000,000
New York State Housing Finance Agency VRDN RB AMT for Tribeca Park Series 1997 A (FNMA) (VMIG1)
3,700,000	2.26	04/06/2005	3,700,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (VMIG1)
14,940,000	2.27	04/06/2005	14,940,000
New York State Housing Finance Agency VRDN RB for 10 Liberty Street Housing Series 2003 (Fleet National Bank LOC) (VMIG1)
11,800,000	2.23	04/06/2005	11,800,000

2

Statement of Investments

ILA Tax-Exempt New York Portfolio

March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Housing Authority Series 2004 A (Bank of New York LOC) (VMIG1)
$8,000,000	2.29%	04/06/2005	$8,000,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A-RMKT (FNMA) (VMIG1)
6,600,000	2.28	04/06/2005	6,600,000
New York State Housing Finance Agency VRDN RB for Housing-Historic Front Street Series 2003 A (Bank of New York LOC) (VMIG1)
11,100,000	2.30	04/06/2005	11,100,000
New York State Housing Finance Agency VRDN RB for Liberty View Apartments Housing Series 1997 A (FNMA) (A1+)
5,600,000	2.23	04/06/2005	5,600,000
New York State Housing Finance Agency VRDN RB for North End Avenue Housing Authority Series 2004 A (Landesbank Hessen-Thueringen LOC) (VMIG1)
3,500,000	2.28	04/06/2005	3,500,000
New York State Local Government Assistance Corp. VRDN RB Merlots Series 2003 A06 (MBIA-IBC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,125,000	2.32	04/06/2005	5,125,000
New York State Power Authority CP Series 2 (Bank of Novia Scotia, JP Morgan Chase & Co., State Street Corp., Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank and Bank of New York SPA) (A-1/P-1)

4,000,000	2.00	06/09/2005	4,000,000
4,000,000	1.97	06/10/2005	4,000,000
New York State Power Authority VRDN RB Series 2000 Subseries 5 (Bank of Novia Scotia, JP Morgan Chase & Co., State Street Corp., Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank and Bank of New York SPA) (A1/VMIG1)

5,400,000	2.23	04/06/2005	5,400,000
New York State Thruway Authority CP Series 01 (Landesbank Hessen-Thueringen SPA) (A-1+/P-1)
5,500,000	2.05	05/05/2005	5,500,000
New York State Thruway Authority VRDN RB Series 2005 CL-A (AMBAC) (Citibank N.A.) (A1+)(a)
3,000,000	2.31	04/07/2005	3,000,000
New York State Urban Development Corporate Revenue Floating Rate Receipts Series 2003 SG-164 (FGIC)(Societe Generale SPA) (A-1+)(a)
1,600,000	2.30	04/07/2005	1,600,000
Northport East Union Free School District GO TANS Series 2004 (MIG1)
2,000,000	3.00	06/30/2005	2,007,058
Oneida County IDA VRDN RB for Civic Facility-Hamilton College Series 2002 (MBIA) (Bank of New York SPA) (VMIG1)
1,405,000	2.27	04/06/2005	1,405,000
Port Authority of New York & New Jersey CP Series 2005 B (Bank of Nova Scotia, JPMorgan Chase & Co. and Lloyds TSB Bank SPA) (A-1+/P-1)
1,135,000	2.05	05/05/2005	1,135,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
Port Authority of New York & New Jersey CP Series 2005 B (Bank of Nova Scotia, JPMorgan Chase & Co. and Lloyds TSB Bank SPA) (A-1+/P-1)
$3,030,000	2.05%	06/07/2005	$3,030,000
5,000,000	2.00	06/09/2005	5,000,000
1,615,000	2.05	06/10/2005	1,615,000
3,000,000	2.30	08/12/2005	3,000,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R 319 Series 2004 (Citibank N.A.) (A1+/VMIG1)(a)
3,000,000	2.30	04/07/2005	3,000,000
Port Washington Union Free School District GO TANS Series 2004 (MIG1)
9,000,000	2.75	06/23/2005	9,014,022
Rensselaer County IDA VRDN RB for Rensselaer Polytechnic Institute Civic Facilities Project Series 1997 A (A-1+/VMIG1)
3,425,000	2.27	04/07/2005	3,425,000
Sachem Central School District Holbrook GO TANS (SP-1+)
2,500,000	2.75	06/23/2005	2,506,886
Suffolk County Water Authority BANS VRDN RB Series 2004 (Bank of Nova Scotia SPA) (A-1+)
3,000,000	2.22	04/06/2005	3,000,000
Tompkins County IDA VRDN RB for Ithaca College Project Series 2004 (XCLA) (Bank of America SPA) (VMIG1)
4,000,000	2.30	04/07/2005	4,000,000
Triborough Bridge & Tunnel Authority VRDN RB Floaters Series 2004 922 (Morgan Stanley SPA) (F1+)(a)
5,600,000	2.30	04/07/2005	5,600,000
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (VMIG1)(a)
2,995,000	2.32	04/06/2005	2,995,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding for General Purpose Series 2003 F (ABN Amro Bank N.V. SPA) (A-1+/VMIG1)
2,900,000	2.28	04/07/2005	2,900,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2002 C (AMBAC) (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
1,100,000	2.23	04/07/2005	1,100,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2000 A (FSA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
2,155,000	2.23	04/06/2005	2,155,000
Westchester County New York Individual Development Agency Levister Redevelopment Co., LLC. VRDN RB AMT Series 2001 B (Bank of New York LOC) (VMIG1)
3,000,000	2.26	04/07/2005	3,000,000

			$388,049,272

Puerto Rico—5.9%
Puerto Rico Government Development Bank (CP Program) (A-1)
2,000,000	1.90	04/06/2005	2,000,000
3,000,000	1.90	04/07/2005	3,000,000
5,000,000	1.90	04/08/2005	5,000,000
1,525,000	2.00	05/10/2005	1,525,000
2,000,000	2.00	05/20/2005	2,000,000
3,000,000	2.05	06/01/2005	3,000,000

3

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Puerto Rico (continued)
Puerto Rico Industrial Tourist Edl VRDN RB AMT for Bristol-Myers Squibb Project Series 2000 (A-1)
$8,300,000	2.29%	04/07/2005	$8,300,000

			$24,825,000

Total Investments—98.7%			$412,874,272

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2005, these securities amounted to $71,140,000 or approximately 17.0% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BANS	—	Bond Anticipation Notes
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance — Insured Bond Certificates
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes

VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance

4

Statement of Investments

ILA Tax-Exempt New York Portfolio

March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for U.S. federal income tax purposes.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

5

Statement of Investments

ILA Prime Obligations Portfolio

March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—43.1%
Asset-Backed
Chariot Funding LLC
$10,000,000	2.70%	04/07/2005	$9,995,500
Citibank Credit Card Issuance Trust (Dakota Corp.)
8,150,000	2.78	05/05/2005	8,128,602
10,000,000	2.73	05/17/2005	9,965,117
Clipper Receivables Co. LLC
10,000,000	2.92	06/09/2005	9,944,033
CRC Funding LLC
10,000,000	2.60	04/22/2005	9,984,833
Discover Card Master Trust I Series 2000-A (New Castle)
15,000,000	2.60	04/18/2005	14,981,583
Edison Asset Securitization Corp.
5,000,000	3.12	09/07/2005	4,931,100
FCAR Owner Trust Series I
10,000,000	2.94	06/15/2005	9,938,750
Ford Credit Floor Plan Master Owner Trust A Series 2002-1 (Motown)
10,000,000	2.73	05/16/2005	9,965,875
8,000,000	2.69	05/09/2005	7,977,284
Fountain Square Commercial Funding Corp.
15,000,000	2.96	06/17/2005	14,905,033
Galleon Capital Corp.
10,000,000	2.81	05/03/2005	9,975,022
Govco, Inc.
15,000,000	2.60	04/19/2005	14,980,500
Jupiter Securitization Corp.
10,000,000	2.69	04/08/2005	9,994,770
5,000,000	2.62	04/25/2005	4,991,267
Kittyhawk Funding Corp.
20,000,000	2.60	04/18/2005	19,975,445
Preferred Receivables Funding Corp.
15,000,000	2.62	04/25/2005	14,973,800
Variable Funding Capital Corp.
20,000,000	2.83	05/25/2005	19,915,100
Commerical Banks
Bank of America Corp.
5,000,000	2.61	04/20/2005	4,993,112
5,000,000	2.93	08/16/2005	4,944,344
Financial Services
General Electric Capital Corp.
8,000,000	2.69	05/09/2005	7,977,285
5,000,000	2.93	08/12/2005	4,945,876

Total Commercial Paper and Corporate
Obligations			$228,384,231

Certificates of Deposit—3.2%
Citibank, N.A.
$10,000,000	2.85%	05/31/2005	$10,000,000
National City Bank of Indiana
7,000,000	3.76	03/29/2006	7,000,339

Total Certificates of Deposit			$17,000,339

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Master Demand Note—1.9%
Bank of America Corp.
$10,000,000	2.96%		05/03/2005	$10,000,000
U.S. Government Agency Obligations—20.8%
Federal Home Loan Bank
$5,000,000	1.40%		04/01/2005	$5,000,000
5,000,000	2.61	(a)	04/02/2005	4,996,200
5,000,000	2.45	(a)	04/03/2005	4,998,728
10,000,000	2.68	(a)	05/16/2005	9,992,708
Federal Home Loan Mortgage Corp.
5,000,000	2.55	(a)	04/07/2005	5,000,000
15,000,000	2.20		04/19/2005	14,983,537
5,000,000	2.73	(a)	05/07/2005	5,000,000
Federal National Mortgage Association
5,000,000	2.63	(a)	04/07/2005	4,994,787
15,000,000	2.74	(a)	04/29/2005	14,993,414
15,000,000	2.64	(a)	05/06/2005	14,990,428
5,000,000	2.75	(a)	05/22/2005	4,996,571
5,000,000	2.83	(a)	06/06/2005	4,998,696
10,000,000	2.83	(a)	06/07/2005	9,989,365
5,000,000	2.40		10/14/2005	4,934,667

Total U.S. Government Agency
Obligations				$109,869,101

Variable Rate Obligations(a)—12.3%
American Express Centurion Bank
$5,000,000	2.81%		04/28/2005	$5,000,000
American Express Credit Corp.
10,000,000	2.86		04/29/2005	10,001,504
General Electric Capital Corp.
5,000,000	2.86		04/11/2005	5,000,000
Merrill Lynch & Co., Inc.
10,000,000	3.02		05/23/2005	10,002,735
Monumental Life Insurance Co.(b)
20,000,000	2.84		04/01/2005	20,000,000
Morgan Stanley Group, Inc.
5,000,000	2.71		04/04/2005	5,000,000
Wachovia Asset Securitization(b)
10,000,000	2.84		04/25/2005	10,000,000

Total Variable Rate Obligations				$65,004,239

Total Investments before Repurchase Agreements				$430,257,910

Statement of Investments

ILA Prime Obligations Portfolio (continued)

March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements(c)—18.7%
Citigroup Global Markets, Inc.
$10,000,000	2.96%	04/01/2005	$10,000,000
Maturity Value: $10,000,822
Collateralized by various corporate issues, 0.00% to 6.50%, due 01/15/2008 to 02/25/2035.
Joint Repurchase Agreement Account II
89,200,000	2.91	04/01/2005	89,200,000
Maturity Value: $89,207,198

Total Repurchase Agreements			$99,200,000

Total Investments—100.0%			$529,457,910

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on the LIBOR rate.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2005, these securities amounted to $30,000,000 or approximately 5.7% of net assets.

(c) Unless noted, all repurchase agreements were entered into on March 31, 2005.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

Statement of Investments

ILA Prime Obligations Portfolio

March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $89,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$500,000,000	2.92%	04/01/2005	$500,040,555

Banc of America Securities LLC	750,000,000	2.93	04/01/2005	750,061,042

Barclays Capital PLC	1,500,000,000	2.90	04/01/2005	1,500,120,833

CS First Boston LLC	500,000,000	2.90	04/01/2005	500,040,278

Greenwich Capital Markets	400,000,000	2.91	04/01/2005	400,032,333

J.P. Morgan Securities, Inc.	350,000,000	2.87	04/01/2005	350,027,903

Morgan Stanley & Co.	750,000,000	2.91	04/01/2005	750,060,625

UBS Securities LLC	150,600,000	2.88	04/01/2005	150,612,048

UBS Securities LLC	700,000,000	2.90	04/01/2005	700,056,389

Westdeutsche Landesbank AG	900,000,000	2.90	04/01/2005	900,072,500

TOTAL	$6,500,600,000			$6,501,124,506

At March 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.25%, due 12/15/2005; Federal Home Loan Mortgage Association, 0.00% to 12.30%, due 01/01/2007 to 04/01/2035; Federal National Mortgage Association, 0.00% to 11.50%, due 06/15/2005 to 03/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 03/15/2018 to 03/20/2035 and U.S. Treasury Notes, 0.00% to 4.25%, due 04/30/2006 to 11/15/2013.

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for U.S. federal income tax purposes.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Statement of Investments

ILA Government Portfolio

March 31, 2005 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—62.9%
Federal Home Loan Bank(a)
$2,000,000	2.74%		04/21/2005	$1,998,346
5,000,000	2.63		05/02/2005	4,996,030
Federal Home Loan Mortgage Corp.
10,000,000	2.55	(a)	04/07/2005	10,000,000
2,000,000	2.61		06/14/2005	1,989,270
2,000,000	2.93		06/30/2005	1,985,350
3,000,000	3.10		09/13/2005	2,957,375
750,000	3.58		03/17/2006	723,932
Federal National Mortgage Association
2,000,000	2.63	(a)	04/07/2005	1,997,915
5,000,000	2.63	(a)	04/07/2005	4,997,600
10,000,000	2.57		04/20/2005	9,986,436
2,000,000	1.35		04/28/2005	2,000,000
5,000,000	2.73	(a)	04/29/2005	4,999,018
2,000,000	2.74	(a)	04/29/2005	1,999,122
8,800,000	2.75	(a)	05/22/2005	8,793,638
5,000,000	2.83	(a)	06/06/2005	4,998,697
2,000,000	2.83	(a)	06/07/2005	1,997,873
3,521,000	2.89		06/15/2005	3,499,801
1,000,000	3.15		02/06/2006	999,792

Total U.S. Government Agency Obligations				$70,920,195

Total Investments before Repurchase Agreements				$70,920,195

Repurchase Agreements(b)—37.0%
Bank of America Securities LLC
$2,000,000	2.79	%(c)	05/03/2005	$2,000,000
Maturity Value: $2,006,200
Dated: 03/24/2005
Collaterized by Federal National Mortgage Association, 4.00% to 6.00%, due
11/01/2019 to 04/01/2035.
Joint Repurchase Agreement Account II
39,700,000	2.91		04/01/2005	39,700,000
Maturity Value: $39,703,204

Total Repurchase Agreements				$41,700,000

Total Investments—99.9%				$112,620,195

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on the LIBOR rate.

(b) Unless noted, all repurchase agreements were entered into on March 31, 2005.

(c) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2005, these securities amounted to $2,000,000 or approximately 1.8% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

Statement of Investments

ILA Government Portfolio

March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $39,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$500,000,000	2.92%	04/01/2005	$500,040,555

Banc of America Securities LLC	750,000,000	2.93	04/01/2005	750,061,042

Barclays Capital PLC	1,500,000,000	2.90	04/01/2005	1,500,120,833

CS First Boston LLC	500,000,000	2.90	04/01/2005	500,040,278

Greenwich Capital Markets	400,000,000	2.91	04/01/2005	400,032,333

J.P. Morgan Securities, Inc.	350,000,000	2.87	04/01/2005	350,027,903

Morgan Stanley & Co.	750,000,000	2.91	04/01/2005	750,060,625

UBS Securities LLC	150,600,000	2.88	04/01/2005	150,612,048

UBS Securities LLC	700,000,000	2.90	04/01/2005	700,056,389

Westdeutsche Landesbank AG	900,000,000	2.90	04/01/2005	900,072,500

TOTAL	$6,500,600,000			$6,501,124,506

At March 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.25%, due 12/15/2005; Federal Home Loan Mortgage Association, 0.00% to 12.30%, due 01/01/2007 to 04/01/2035; Federal National Mortgage Association, 0.00% to 11.50%, due 06/15/2005 to 03/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 03/15/2018 to 03/20/2035 and U.S. Treasury Notes, 0.00% to 4.25%, due 04/30/2006 to 11/15/2013.

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for U.S. federal income tax purposes.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Statement of Investments

ILA Treasury Obligations Portfolio

March 31, 2005 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Treasury Obligations—18.2%
United States Treasury Bills
$20,000,000	2.72	%(a)	04/15/2005	$19,978,845
10,000,000	2.46		05/05/2005	9,976,814
13,000,000	2.46		06/23/2005	12,926,268
20,000,000	2.47		06/23/2005	19,886,336
30,000,000	2.79		06/23/2005	29,807,371
15,000,000	2.85		08/25/2005	14,826,929
10,000,000	3.00		09/15/2005	9,860,833
United States Treasury Notes
5,000,000	6.75		05/15/2005	5,031,960
19,000,000	1.88		11/30/2005	18,913,533
5,000,000	1.50		03/31/2006	4,902,533

Total U.S. Treasury Obligations				$146,111,422

Total Investments before Repurchase Agreements				$146,111,422

Repurchase Agreements(b)—85.7%
Bank of America Securities LLC(c)
$10,000,000	2.70%		05/03/2005	$10,000,000
Maturity Value: $10,030,000
Dated: 03/24/2005
Collateralized by U.S. Treasury Note,
4.25%, due 11/15/2014.
Deutsche Bank Securities, Inc.
5,000,000	2.45		04/12/2005	5,000,000
Maturity Value: $5,030,625
Dated: 01/12/2005
Collateralized by U.S. Treasury Note,
1.63%, due 04/30/2005.
10,000,000	2.72		05/03/2005	10,000,000
Maturity Value: $10,025,689
Dated: 03/30/2005
Collateralized by U.S. Treasury Note,
1.63%, due 04/30/2005.
10,000,000	2.73		05/03/2005	10,000,000
Maturity Value: $10,025,783
Dated: 03/30/2005
Collateralized by U.S. Treasury Note,
1.63%, due 04/30/2005.
Joint Repurchase Agreement Account I
555,300,000	2.67		04/01/2005	555,300,000
Maturity Value: $555,341,216
UBS Securities LLC
62,500,000	2.61		04/01/2005	62,500,000
Maturity Value: $62,504,531
Collateralized by U.S. Treasury Notes,
2.63% to 3.38%, due 02/15/2008 to
03/15/2009.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements (continued)
UBS Securities LLC
$15,000,000	2.36%	04/04/2005	$15,000,000
Maturity Value: $15,088,500
Dated: 01/04/2005
Collateralized by U.S. Treasury Notes,
4.00% to 4.75%, due 01/15/2012 to
05/15/2014.
20,000,000	2.70	05/02/2005	20,000,000
Maturity Value: $20,061,500
Dated: 03/22/2005
Collateralized by U.S. Treasury Notes,
1.25% to 1.63% due 05/31/2005 to
10/31/2005.

Total Repurchase Agreements			$687,800,000

Total Investments—103.9%			$833,911,422

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or portion represents a forward commitment.

(b) Unless noted, all repurchase agreements were entered into on March 31, 2005.

(c) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2005, these securities amounted to $10,000,000 or approximately 1.2% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Statement of Investments

ILA Treasury Obligations Portfolio

March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At March 31, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $555,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$500,000,000	2.68%	04/01/2005	$500,037,222

Banc of America Securities LLC	400,000,000	2.65	04/01/2005	400,029,444

Barclays Capital PLC	500,000,000	2.68	04/01/2005	500,037,222

Bear Stearns & Co.	500,000,000	2.65	04/01/2005	500,036,806

Deutsche Bank Securities, Inc.	356,000,000	2.70	04/01/2005	356,026,700

Greenwich Capital Markets	200,000,000	2.68	04/01/2005	200,014,889

J.P. Morgan Securities, Inc.	310,000,000	2.67	04/01/2005	310,022,992

Morgan Stanley & Co.	810,000,000	2.68	04/01/2005	810,060,300

UBS Securities LLC	310,000,000	2.66	04/01/2005	310,022,906

TOTAL	$3,886,000,000			$3,886,288,481

At March 31, 2005, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 06/02/2005 to 11/15/2014; U.S. Treasury Bonds, 10.00% to 13.88%, due 05/15/2010 to 11/15/2014; U.S. Treasury Inflation Index Bonds, 3.38% to 4.25%, due 01/15/2007 to 01/15/2012; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 05/15/05 to 02/15/2015; U.S. Treasury Notes, 0.00% to 7.00%, due 05/15/2005 to 11/15/2014 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 12.00%, due 05/15/2005 to 02/15/2015.

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for U.S. federal income tax purposes.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Statement of Investments

ILA Tax-exempt Diversified Portfolio

March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—2.5%
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
$3,070,000	2.30%	04/07/2005	$3,070,000
Birmingham GO VRDN Capital Improvement Series 2004 A (AMBAC) (Southtrust Bank N.A. SPA) (A-1+/P-1)
5,000,000	2.32	04/07/2005	5,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A (A-1/VMIG1)
3,100,000	2.30	04/01/2005	3,100,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (A-1/VMIG1)
9,300,000	2.33	04/01/2005	9,300,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
13,900,000	2.33	04/01/2005	13,900,000
Mobile City IDRB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
7,000,000	2.34	04/07/2005	7,000,000
Mobile City IDRB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
3,500,000	2.30	04/01/2005	3,500,000
Parrish IDRB VRDN PCRB for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
8,500,000	2.30	04/01/2005	8,500,000
University of Alabama VRDN RB Series 1993 B (A-1+/VMIG1)
2,600,000	2.30	04/06/2005	2,600,000
University of Alabama VRDN RB Series 2004 C (MBIA) (Southtrust Bank N.A. SPA) (A-1/VMIG1)
4,000,000	2.30	04/07/2005	4,000,000

			$59,970,000

Alaska—0.5%
Alaska State Housing Finance Corp. VRDN RB for Housing Development Series 2000 B (A-1+/VMIG1)
6,405,000	2.30	04/06/2005	6,405,000
Alaska State Housing Finance Corp. VRDN RB Series 2005 DB-131 (Deutsche Bank)(FGIC)(a)
4,975,000	2.32	04/07/2005	4,975,000

			$11,380,000

Arizona—0.6%
Arizona School Facilities Board VRDN ROCS II-R-7001 Series 2005 (COPS) (FGIC) (Citibank N.A.) (A-+/VMIG1)(a)
4,000,000	2.32	04/07/2005	4,000,000
Salt River Agriculture Improvement & Power Project CP Series 2005 B (Bank of America N.A., JP Morgan Chase & Co., Citibank N.A., Wells Fargo Bank and M&I Marshall SPA) (A-1+/P-1)
3,225,000	1.97	04/06/2005	3,225,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Arizona (continued)
Salt River Agriculture Improvement & Power Project CP Series 2005 B (Bank of America N.A., JP Morgan Chase & Co., Citibank N.A., Wells Fargo Bank and M&I Marshall SPA)
$6,500,000	1.94%	04/08/2005	$6,500,000

			$13,725,000

California—1.6%
California State RANS Series 2004 A (SP-1/MIG1)
2,000,000	3.00	06/30/2005	2,005,068
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2004 (F1)
2,000,000	2.05	05/23/2005	2,000,000
Clovis Unified School District GO TRANS Series 2004 (SP-1+)
7,500,000	2.50	06/30/2005	7,516,374
Los Angeles Community College District GO VRDN ROCS RR-II-R 7002 Series 2005 (FSA) (Citibank N.A.) (VMIG1)(a)
5,000,000	2.31	04/07/2005	5,000,000
Los Angeles GO VRDN P-Float-PT B 2324 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
3,775,000	2.30	04/07/2005	3,775,000
Los Angeles Unified School District Merlots GO VRDN Series 2003 B12 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
3,985,000	2.32	04/06/2005	3,985,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 A (A-1+/VMIG1)
4,960,000	2.28	04/07/2005	4,960,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 B (A-1+/VMIG1)
3,100,000	2.28	04/07/2005	3,100,000
Sacramento County TRANS Series 2004 A (SP-1+/MIG1)
2,000,000	3.00	07/11/2005	2,007,348
San Diego County Regional Transportation Commission CP Series 2003 A (JP Morgan Chase & Co. SPA) (A-1+/P-1)
4,172,000	2.05	06/10/2005	4,172,000

			$38,520,790

Colorado—3.0%
Colorado Department of Transportation VRDN RB Series 2005-1009 (FGIC) ( Morgan Stanley) (F1+)(a)
9,500,000	2.31	04/07/2005	9,500,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Series 2002 (A-1+/VMIG1)
10,600,000	2.30	04/06/2005	10,600,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/VMIG1)
17,820,000	2.25	04/06/2005	17,820,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-2 (Bayerische Landesbank SPA) (A-1+/VMIG1)
9,870,000	2.30	04/06/2005	9,870,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-4 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
7,955,000	2.25	04/06/2005	7,955,000

1

Statement of Investments

ILA Tax-exempt Diversified Portfolio (continued)

March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Colorado (continued)
Colorado Regional Transportation District CP Series 2001 A (Westdeutsche Landesbank LOC) (A-1+)
$8,500,000	2.30%	08/08/2005	$8,500,000
Colorado State General Fund Revenue TRANS Series 2004 (SP-1+/MIG1)
5,000,000	3.00	06/27/2005	5,016,409
Denver City & County VRDN P-Floats-PT-2043 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(a)
3,485,000	2.32	04/07/2005	3,485,000

			$72,746,409

Connecticut—0.2%
Connecticut State Health & Educational Facilities Authority VRDN RB Eagle Series 20026027 Class A (Citibank N.A.) (A-1+)(a)
4,000,000	2.32	04/07/2005	4,000,000

Florida—3.8%
Broward County GO VRDN Merlots Series 2004 B09 (Wachovia Bank N.A. SPA) (A-1)(a)
5,630,000	2.35	04/06/2005	5,630,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (FNMA) (VMIG1)
5,500,000	2.31	04/07/2005	5,500,000
Broward County Housing Finance Authority VRDN MF Hsg. RB Refunding for Island Club Apartments Series 2001 A (FHLB) (A-1+)
2,500,000	2.30	04/07/2005	2,500,000
Florida Board of Education VRDN RB Eagle Tax-Exempt Trust Series 20010906 Class A COPS (FGIC) (Citibank N.A.) (A-1+)(a)
1,500,000	2.31	04/07/2005	1,500,000
Florida Board of Education VRDN RB Refunding P-Float-PT 2584 Series 2005 (F1+)(a)
4,000,000	2.31	04/07/2005	4,000,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
5,000,000	2.05	05/11/2005	5,000,000
Jacksonville Electric Authority CP Series 2001 C (Dexia Credit Local SPA) (A-1+/VMIG1)
5,000,000	2.02	07/19/2005	5,000,000
Jacksonville Electric Authority CP Series 2005 C-1 (JP Morgan Chase & Co. SPA) (A-1+/P-1)
10,000,000	1.94	04/08/2005	10,000,000
Jacksonville Electric Authority VRDN RB Subordinated Electric System Series 2001 B (Bank of America N.A. SPA) (A-1/VMIG1)
8,450,000	2.30	04/01/2005	8,450,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB P-Floats-PT 2173 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,180,000	2.31	04/07/2005	4,180,000
Kissimmee Utillity Authority CP (JP Morgan Chase & Co. SPA) (P-1)
3,000,000	1.92	04/12/2005	3,000,000
4,500,000	2.05	05/25/2005	4,500,000
7,500,000	2.08	06/07/2005	7,500,000
Lakeland Energy System VRDN RB Refunding Series 2003 (Suntrust Bank SPA) (A-1+/VMIG1)
3,000,000	2.33	04/06/2005	3,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Miami Dade County School District TANS Series 2004 (MIG1)
$7,500,000	2.75%	06/28/2005	$7,522,272
Orange County Educational Facilities Authority VRDN RB for Rollins College Project Series 2001 (Bank of America N.A. LOC) (VMIG1)
3,305,000	2.29	04/01/2005	3,305,000
Orange County School Board VRDN ROCS RR-II-R 2182 Refunding Series 2005 (AMBAC) (Citigroup Global Markets) (A-1+/VMIG1)(a)
7,600,000	2.31	04/07/2005	7,600,000
Orlando Utilities Commission VRDN RB Refunding Eagle Series 20041015 Class A (A-1+)(a)
5,000,000	2.31	04/07/2005	5,000,000

			$93,187,272

Georgia—3.3%
Appling County Development Authority VRDN PCRB Refunding for Georgia Power Co. Pollution Hatch Project Series 1997 (A-1/VMIG1)
16,600,000	2.29	04/01/2005	16,600,000
Atlanta Airport VRDN RB Refunding for General RF-C-2 Series 2003 (MBIA) (Wachovia Bank N.A. SPA) (A-1/VMIG1)
5,000,000	2.28	04/07/2005	5,000,000
Dekalb County Hospital Authority Revenue Anticipation Certificates VRDN RB for Dekalb Medical Center Project Series 1993 B(Suntrust Bank LOC) (VMIG1)
4,095,000	2.29	04/06/2005	4,095,000
Dekalb County Hospital Authority Revenue Anticipation Certificates VRDN RB for Dekalb Medical Center Project Series 2003 B(FSA) (Wachovia Bank N.A. SPA) (VMIG1)
4,000,000	2.29	04/07/2005	4,000,000
Dekalb County Water & Sewer Systems VRDN RB Series 2005-1003 (Morgan Stanley) (A-1)(a)(c)
18,306,000	2.32	04/07/2005	18,306,000
Fulco Hospital Authority VRDN RANS for Peidmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/VMIG1)
8,255,000	2.28	04/06/2005	8,255,000
Fulton Hospital Authority VRDN RB Refunding P-Float-MT 093 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,000,000	2.32	04/07/2005	5,000,000
Georgia State GO Bonds Series 1996 B
3,000,000	6.25	04/01/2005	3,000,000
Georgia State GO VRDN P-Float-PT 2227 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
9,480,000	2.31	04/07/2005	9,480,000
Putnam County Development Authority VRDN PCRB for Georgia Power Co. Pollution Branch Project Series 1998 (A-1)
5,000,000	2.29	04/07/2005	5,000,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
1,300,000	2.29	04/01/2005	1,300,000

			$80,036,000

2

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Hawaii—0.2%
Honolulu GO VRDN Spears-Ser DB-123 Series 2005 (MBIA) (Deutsche Bank AG) (A-1+)(a)
$5,000,000	2.32%	04/07/2005	$5,000,000

Illinois—7.0%
Chicago GO VRDN for Neighborhoods Alive Series 2002 21-B (MBIA) (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
11,600,000	2.27	04/07/2005	11,600,000
Chicago Illinois GO Tender Notes Series 2005 (Bank of America N.A. LOC) (SP-1+/MIG1)
4,000,000	2.30	12/08/2005	4,000,000
Chicago Illinois GO VRDN Series 2002 B (FGIC) (Landesbank-Baden Wurttemberg SPA) (A-1+/VMIG1)
6,000,000	2.29	04/07/2005	6,000,000
Chicago Illinois VRDN Merlots Series 2003 A43 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
6,995,000	2.35	09/30/2005	6,995,000
Chicago Wastewater Transmission VRDN RB Merlots Series 2001-A125 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
1,000,000	2.35	04/06/2005	1,000,000
Cook County GO VRDN Capital Improvement Series 2002 A (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
21,000,000	2.25	04/06/2005	21,000,000
Cook County GO VRDN P-Float-PT 2574 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,410,000	2.32	04/07/2005	5,410,000
Evanston GO VRDN for Recreation Center Project Series 2000 C (Bank of America N.A. SPA) (VMIG1)
5,000,000	2.30	04/07/2005	5,000,000
Illinois Development Finance Authority VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1)
3,880,000	2.28	04/07/2005	3,880,000
Illinois Educational Facilities Authority VRDN RB ROCS II-R-325 for Northwestern University Series 2004 (Citibank N.A. SPA)(VMIG1)(a)
4,500,000	2.32	04/07/2005	4,500,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/VMIG1)
2,000,000	2.26	04/07/2005	2,000,000
Illinois Finance Authority VRDN RB ROCS II-R- 6015 Series 2004 (Citibank N.A.) (A-1+)(a)
5,640,000	2.32	04/07/2005	5,640,000
Illinois Health Facilities Authority VRDN RB for Resurrection Health Series 1999 B (FSA) (Lasalle Bank N.A. SPA) (A-1/VMIG1)
19,000,000	2.27	04/06/2005	19,000,000
Illinois Health Facilities Authority VRDN RB for Riverside Health System Series 2002 B (LaSalle Bank N.A. SPA) (A-1/VMIG1)
4,700,000	2.28	04/07/2005	4,700,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 D (JPMorgan Chase Bank LOC) (A-1+/VMIG1)
16,375,000	2.30	04/06/2005	16,375,000
Illinois Health System Evanston Hospital CP Series 2005 S-A (A-1+)
9,000,000	2.05	05/26/2005	9,000,000
6,500,000	2.17	06/16/2005	6,500,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 96 C1301 Class A (Citibank N.A. SPA) (A-1+)(a)
4,900,000	2.32	04/07/2005	4,900,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Illinois State GO VRDN P-Floats-PT 1832 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
$4,225,000	2.32%	04/07/2005	$4,225,000
Illinois State GO VRDN P-Floats-PT 1882 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
3,970,000	2.32	04/07/2005	3,970,000
Illinois State GO VRDN ROCS II-R-4529 Series 2003 (MBIA) (Citigroup Global Markets SPA) (A-1+)(b)
1,995,000	1.70	08/04/2005	1,995,000
Illinois State Sales Tax Revenue P-Floats-PT 1929 Series 2003 (Merrill Lynch Capital Services SPA) (F+)(a)
3,970,000	2.32	04/07/2005	3,970,000
Illinois State Sales Tax Revenue P-Floats-PT 896 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
4,100,000	2.32	04/07/2005	4,100,000
Regional Transportation Authority GO VRDN P-Floats-Pt 2394 Series 2004 (FGIC) (Dexia Credit Local SPA) (A-1)(a)
3,995,000	2.32	04/07/2005	3,995,000
Regional Transportation Authority VRDN RB P-Floats-PT 2424 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,500,000	2.32	04/07/2005	4,500,000
Schaumburg GO VRDN Eagle Series 20040045 Class A (FGIC) (Citibank N.A.) (A-1+)(a)
6,000,000	2.32	04/07/2005	6,000,000

			$170,255,000

Indiana—1.9%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Bond Bank for Special Program Columbus Learning) Series 2003-21 (MBIA) (ABN AMRO Bank N.V. SPA) (F1+)(a)
5,000,000	2.33	04/06/2005	5,000,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Transportation Finance Authority) Series 2004-28 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
5,000,000	2.33	04/06/2005	5,000,000
Indiana Health Facilities Financing Authority RB Refunding for Ascension Health Credit GP-A-3 Series 2001 (A-1+/VMIG1)
4,000,000	2.50	02/01/2006	4,000,000
Indiana TFA Highway VRDN RB Merlots Series 2004 B 18 (FGIC) (Wachovia Bank N.A. SPA) (A-1)(a)
5,110,000	2.35	04/06/2005	5,110,000
Indiana TFA Highway VRDN RB P-Floats-PT 2245 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,180,000	2.32	04/07/2005	5,180,000
Indiana TFA Highway VRDN RB P-Floats-PT 2296 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,325,000	2.32	04/07/2005	5,325,000
Indiana TFA Highway VRDN RB P-Floats-PT 2330 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,535,000	2.32	04/07/2005	5,535,000
Noblesville VRDN RB for Multi-School Building Corp P-Floats-PT 2612 Series 2005 (FGIC) (Merrill Lynch Capital Services) (F1+)(a)
5,230,000	2.32	04/07/2005	5,230,000

3

Statement of Investments

ILA Tax-exempt Diversified Portfolio (continued)

March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Indiana (continued)
Wayne Township VRDN RB for School Building Corp. P-Float-PT 2016 Series 2003 (FGIC) (Merrill Lynch Capital Services SPA)(A-1)(a)
$5,225,000	2.32%	04/07/2005	$5,225,000

			$45,605,000

Iowa—1.7%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/VMIG1)
900,000	2.35	04/06/2005	900,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facility (VMIG1)
12,500,000	2.28	04/07/2005	12,500,000
Iowa State TRANS Series 2004 (SP-1+/MIG1)
6,830,000	3.00	06/30/2005	6,846,645
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
21,795,000	2.35	04/06/2005	21,795,000

			$42,041,645

Kansas—0.5%
Kansas State Department of Transportation Highway VRDN RB Series 2000 C-2 (A-1+/VMIG1)
12,000,000	2.28	04/06/2005	12,000,000

Kentucky—1.5%
Kentucky Asset/Liability Commission General Fund TRANS Series 2004 A (SP-1+/MIG1)
21,000,000	3.00	06/29/2005	21,066,141
Kentucky Association of Counties Advance Revenue TRANS Series 2004 A (JPMorgan Chase Bank SPA) (SP-1+)
8,500,000	3.00	06/30/2005	8,527,677
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Services Series 2004 C (A-1+/VMIG1)
4,000,000	2.28	04/06/2005	4,000,000
Louisville & Jefferson County COPS Eagle Tax-Exempt Trust Series 20011701 Class A (MBIA) (Citibank N.A.) (A-1+)(a)
2,500,000	2.32	04/07/2005	2,500,000

			$36,093,818

Louisiana—1.1%
Ascension Parish VRDN PCRB for Vulcan Materials Co. Series 1996 (VMIG1)
8,200,000	2.33	04/06/2005	8,200,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port First Stage Series 1992 A Loop LLC (Suntrust Bank LOC) (A-1+/VMIG1)
5,000,000	2.29	04/06/2005	5,000,000
New Orleans Aviation Board VRDN RB Refunding Series 1993 B (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
8,605,000	2.31	04/06/2005	8,605,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Louisiana (continued)
New Orleans Aviation Board VRDN RB Refunding Series 1995 A (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
$4,295,000	2.31%	04/06/2005	$4,295,000

			$26,100,000

Maryland—0.8%
John Hopkins University Health System CP Series A (Bank of America SPA) (A-1+/P-1)
5,000,000	2.07	05/05/2005	5,000,000
John Hopkins University Health System CP Series B (A-1+/P-1)
5,100,000	2.00	07/20/2005	5,100,000
Montgomery County CP Series 2002 (Toronto Dominion Bank SPA) (A-1+/P-1)
4,000,000	2.00	05/20/2005	4,000,000
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(a)
4,945,000	2.32	04/01/2008	4,945,000

			$19,045,000

Massachusetts—4.2%
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDN Merlot Series 2004 B (Wachovia Bank N.A. SPA) (A-1)(a)
10,950,000	2.34	04/06/2005	10,950,000
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDN RB Eagle Series 720050007 Class A (A-1+)(a)
5,000,000	2.31	04/07/2005	5,000,000
Massachusetts Development Finance Agency VRDN RB Refunding for Phillips Academy (Bank of New York SPA) (A-1+/VMIG1)
13,000,000	2.28	04/07/2005	13,000,000
Massachusetts Health & Educational Facilities Harvard University CP Series EE (A-1+/P-1)
4,439,000	2.06	05/23/2005	4,439,000
2,550,000	2.05	06/08/2005	2,550,000
3,758,000	2.05	07/21/2005	3,758,000
Massachusetts State GO Prerefunded Construction Loan Series 2004 C (AA/Aa2)
130,000	5.00	08/01/2005	131,302
Massachusetts State GO Unrefunded Balance on Construction Loan Series 2004 C (AA-/Aa2)
3,785,000	5.00	08/01/2005	3,822,925
Massachusetts State GO VRDN Refunding Series 1998 A (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
21,700,000	2.24	04/07/2005	21,700,000
Massachusetts State GO VRDN Series 1998 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
32,900,000	2.24	04/07/2005	32,900,000
Massachusetts Water Resources Authority CP Series S-94 (Bayersiche Landesbank LOC) (A-1+/P-1)
3,500,000	2.15	07/22/2005	3,500,000

			$101,751,227

4

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Michigan—5.3%
Detroit City School District GO VRDN P-Floats-PT 2158 Series 2004 (FGIC Q-SBLF) (Merrill Lynch Capital Services SPA) (F1+)(a)
$4,460,000	2.31%	04/07/2005	$4,460,000
Detroit Water Supply System VRDN RB Refunding Second Lien Series 2004 A (MBIA) (Dexia Credit Local SPA) (VMIG1)
15,000,000	2.30	04/07/2005	15,000,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2004 B (MBIA) (Dexia Credit Local SPA) (VMIG1)
5,000,000	2.30	04/07/2005	5,000,000
Michigan Municipal Bond Authority RANS Series 2004 B-1 (SP-1+)
4,000,000	3.00	08/19/2005	4,021,892
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Series 2000 (BNP Paribas SPA) (A-1+)(a)
8,600,000	2.31	04/07/2005	8,600,000
Michigan State Building Authority VRDN RB for Multi-Modal Facilities Project Series 2005 I (Depfa Bank PLC SPA) (A-1+/VMIG1)
5,000,000	2.26	04/07/2005	5,000,000
Michigan State Building Authority VRDN RB P-Floats-PT 398 Series 2000 (BNP Paribas SPA) (A-1+)(a)
6,600,000	2.31	04/15/2005	6,600,000
Michigan State Building Authority VRDN RB ROCS RR-II-R-2111 Series 2004 (MBIA-IBC) (Citigroup Global Markets) (A-1+)(a)
5,205,000	2.32	04/07/2005	5,205,000
Michigan State CP Series 2004-A (JP Morgan Chase & Co. LOC ) (Depfa Bank PLC SPA) (A-1+/VMIG1)
15,000,000	2.20	10/05/2005	15,000,000
Michigan State GO Series 2004 A (SP-1+/MIG1)
10,000,000	3.50	09/30/2005	10,073,559
Michigan State Hospital Finance Authority VRDN RB Refunding for Trinity Health Series 2000 E (AMBAC) (JP Morgan Chase Bank SPA) (A-1+)
37,500,000	2.28	04/07/2005	37,500,000
Michigan State Trunk Line P-Floats-PA 1260 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,175,000	2.31	04/07/2005	5,175,000
University of Michigan Regents CP Series 2005 F (A-1+/P-1)
6,860,000	2.07	05/05/2005	6,860,000

			$128,495,451

Minnesota—0.6%
Minnesota State P-Floats-PT 1941 Series 2003 (Merril Lynch Capital Services SPA) (F1+)(a)
5,000,000	2.32	04/07/2005	5,000,000
University of Minnesota VRDN RB Series 1999 A (A-1+/VMIG1)
10,550,000	2.30	04/06/2005	10,550,000

			$15,550,000

Mississippi—1.4%
Jackson County VRDN PCRB for Chevron U.S.A. Inc. Project Series 1992 (VMIG1)
2,000,000	2.28	04/01/2005	2,000,000
Mississippi Hospital Equipment & Facilities Authority VRDN RB for North Mississippi Health Services Series 2001 1 (Citibank N.A. SPA) (A-1+/VMIG1)
5,000,000	2.27	04/07/2005	5,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Mississippi (continued)
Mississippi State GO VRDN Eagle Tax-Exempt Trust Series 20012402 Class A (Citibank N.A. SPA) (A-1)(a)
$10,655,000	2.32%	04/07/2005	$10,655,000
Mississippi State GO VRDN for Capital Improvements Series 2003 E (Dexia Credit Local SPA) (A-1+/VMIG1)
11,750,000	2.31	04/06/2005	11,750,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,990,000	2.35	04/06/2005	4,990,000

			$34,395,000

Missouri—1.2%
Kansas City IDA VRDN RB for Kansas City Downtown Redevelopment Series 2005 A (AMBAC) (Depfa Bank PLC SPA) (A-1+/VMIG1)
11,000,000	2.27	04/07/2005	11,000,000
Missouri State Health & Educational Facility Authority VRDN RB for Washington University Series 2004 B (Dexia Credit Local SPA) (A-1+/VMIG1)
17,100,000	2.28	04/01/2005	17,100,000

			$28,100,000

Montana—0.5%
Montana Facility Finance Authority VRDN RB Refunding for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
13,000,000	2.30	04/06/2005	13,000,000

Nebraska—0.2%
Omaha GO VRDN Eagle Tax-Exempt Trust Series 20040011 Class A (Citibank N.A. SPA) (A-1+)(a)
4,000,000	2.32	04/07/2005	4,000,000

Nevada—1.7%
Clark County CP Series 2003 (BNP Paribas and Bayersiche Landesbank SPA) (A-1+/P-1)
4,000,000	2.07	06/08/2005	4,000,000
Clark County School District GO VRDN Refunding P-Floats-PT 2555 Series 2005 (FGIC) Merrill Lynch Capital Services SPA) (A-1)(a)
5,490,000	2.32	04/07/2005	5,490,000
Clark County VRDN Eagle Tax-Exempt Trust Series 002801 Class A (Citibank N.A. SPA) (A-1+)(a)
6,920,000	2.32	04/07/2005	6,920,000
Las Vegas Valley Water District CP (BNP Paribas and Lloyds TSB Bank PLC SPA) (A-1+/P-1)
3,000,000	2.00	05/23/2005	3,000,000
4,000,000	2.02	05/24/2005	4,000,000
3,000,000	2.07	06/06/2005	3,000,000
Las Vegas Valley Water District CP (BNP Paribas and Lloyds TSB Bank SPA) (A-1+/P-1)
9,200,000	2.10	07/26/2005	9,200,000
Nevada State Highway Improvement VRDN RB Floaters-1039 Series 2005 (MBIA) (Morgan Stanley) (VMIG1)(a)
5,050,000	2.32	04/07/2005	5,050,000

			$40,660,000

5

Statement of Investments

ILA Tax-exempt Diversified Portfolio (continued)

March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New Hampshire—0.4%
New Hampshire Health & Educational Facilities Authority VRDN RB for Phillips Exeter Academy Series 2003 (A-1+/VMIG1)
$6,000,000	2.28%	04/07/2005	$6,000,000
New Hampshire State GO VRDN P-Floats-PT 1845 Series 2003 (Merrill Lynch Capital Services SPA) (A-1+)(b)
4,000,000	1.45	04/28/2005	4,000,000

			$10,000,000

New Jersey—2.2%
New Jersey Economic Development Authority VRDN RB Merlots Series 2003 A 41 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
3,990,000	2.32	04/06/2005	3,990,000
New Jersey Economic Development Authority VRDN RB Refunding for Eagle 720050002 Class A (AMBAC) (Citibank N.A.) (A-1+)(a)
8,340,000	2.31	04/07/2005	8,340,000
New Jersey State TRANS Series 2004 A (SP-1+/MIG1)
10,000,000	3.00	06/24/2005	10,034,105
New Jersey State Transportation Trust Fund Authority VRDN RB Eagle 720050001 Class 2005 A (MBIA and FGIC) (Citibank N.A. SPA) (A-1+)(a)
15,000,000	2.32	04/07/2005	15,000,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2491 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
15,000,000	2.31	04/07/2005	15,000,000

			$52,364,105

New Mexico—1.6%
Albuquerque VRDN RB Refunding for Affordable Housing Projects Series 2000 (MBIA) (Bank of America N.A. SPA) (A-1+/VMIG1)
5,405,000	2.30	04/06/2005	5,405,000
Bernalillo County Gross Receipts Tax VRDN RB P-Floats-PT 2202 Series 2004 (MBIA-IBC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,415,000	2.32	04/07/2005	5,415,000
Farmington VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 A (Barclays Bank PLC LOC) (A-1+/P-1)
10,000,000	2.34	04/01/2005	10,000,000
New Mexico State Severance Tax VRDN P-Floats-PT 1428 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
4,935,000	2.32	06/15/2005	4,935,000
New Mexico State University VRDN RB P-Floats-PT 2342 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
4,000,000	2.32	04/07/2005	4,000,000
University of New Mexico VRDN RB Refunding for Sub Lien Systems Improvements Series 2001 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
7,640,000	2.33	04/06/2005	7,640,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New Mexico (continued)
University of New Mexico VRDN RB Refunding for Sub Lien Systems Improvements Series 2003 B (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
$2,500,000	2.30%	04/06/2005	$2,500,000

			$39,895,000

New York—2.6%
New York City GO VRDN ROCS RR II Series 2003 R 251A (Citigroup Global Markets LOC) (Citibank N.A. SPA) (VMIG1)(a)
5,000,000	2.35	04/07/2005	5,000,000
New York City GO VRDN Series 2004 H-4 (Bank of New York LOC) (A-1+/VMIG1)
4,300,000	2.28	04/01/2005	4,300,000
New York City Municipal Water Finance Authority CP (Westdeutsche Landesbank/ Bayerische Landesbank SPA) (A-1+/P-1)
10,000,000	1.90	04/12/2005	10,000,000
3,000,000	2.17	07/14/2005	3,000,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002 1C (JPMorgan Chase Bank SPA) (A-1+/VMIG1)
10,000,000	2.28	04/01/2005	10,000,000
New York State Power Authority CP Series 2 (Bank of Novia Scotia, JP Morgan Chase & Co., State Street Corp., Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank and Bank of New York SPA) (A-1/P-1)

7,000,000	1.97	06/10/2005	7,000,000
New York State Urban Development Corp. VRDN RB Merlots Series 2005 C-01 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,300,000	2.32	04/06/2005	4,300,000
New York State Urban Development Corporate Revenue Floating Rate Receipts Series 2003 SG-164 (FGIC)(Societe Generale SPA) (A-1+)(a)
5,000,000	2.30	04/07/2005	5,000,000
Port Washington Union Free School District GO TANS Series 2004 (MIG1)
5,500,000	2.75	06/23/2005	5,508,112
Sachem Central School District Holbrook GO TANS (SP-1+)
7,000,000	2.75	06/23/2005	7,019,280
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (VMIG1)(a)
2,990,000	2.32	04/06/2005	2,990,000

			$64,117,392

North Carolina—6.1%
Charlotte Water & Sewer CP Series 2004 (Wachovia Bank N.A. SPA) (A-1/P-1)
3,000,000	1.90	05/27/2005	3,000,000
2,000,000	2.10	09/09/2005	2,000,000
Charlotte Water & Sewer CP Series 2005 (Wachovia Bank) (A-1/P-1)
3,000,000	2.20	10/14/2005	3,000,000
Guilford County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA) (A-1/VMIG1)
3,500,000	2.30	04/07/2005	3,500,000

6

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
Mecklenburg County VRDN COPS Series 2005 (Wachovia Bank N.A. SPA) (A-1/VMIG1)
$20,100,000	2.27%	04/07/2005	$20,100,000
North Carolina Capital Facilities Finance Authority Duke University CP Series A1/A2 (A-1+/P-1)
4,578,000	2.10	06/14/2005	4,578,000
North Carolina Medical Care Community Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JP Morgan Chase Bank SPA) (A-1+/VMIG1)
5,000,000	2.30	04/06/2005	5,000,000
North Carolina State GO VRDN P-Floats-PT 1962 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
4,950,000	2.32	04/07/2005	4,950,000
North Carolina State GO VRDN P-Floats-PT 2483 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
11,125,000	2.31	04/07/2005	11,125,000
North Carolina State GO VRDN Refunding Series 2002 C (Bayerische Landesbank SPA) (A-1+/VMIG1)
24,600,000	2.28	04/06/2005	24,600,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (Depfa Bank PLC SPA) (A-1+/VMIG1)
5,300,000	2.29	04/06/2005	5,300,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
10,000,000	2.29	04/06/2005	10,000,000
University of North Carolina for Chapel Hill Hospital VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
9,755,000	2.30	04/07/2005	9,755,000
Wake County GO for Public Improvements Series 2003 B (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
22,500,000	4.00	04/01/2006	22,771,459
Wake County GO for Public Improvements Series 2003 C (LLoyds TSB Bank PLC SPA) (A-1+/VMIG1)
9,000,000	2.50	04/01/2005	9,000,000
Wilmington GO VRDN Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
5,460,000	2.30	04/06/2005	5,460,000
Winston Salem Water & Sewer Systems VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
4,200,000	2.31	04/06/2005	4,200,000

			$148,339,459

Ohio—2.5%
Columbus GO VRDN for Public Improvements Series 2005-2 Class A (IXIS Municipal Products SPA) (A-1+)(a)
5,000,000	2.31	04/07/2005	5,000,000
Franklin County VRDN RB for Trinity Health Credit Series 2000 F (JP Morgan Chase & Co. and Bayerische Landesbank SPA) (A-1+/VMIG1)
40,000,000	2.28	04/07/2005	40,000,000
Ohio State Building Authority RB Refunding for State Correctional Facilities Series 1996 A (Aa2/AA)
5,600,000	6.00	10/01/2005	5,711,418
Ohio State University General Receipts VRDN RB Series 1999 B-2 (A-1+/VMIG1)
1,650,000	2.27	04/06/2005	1,650,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Ohio (continued)
University of Cincinnati General Receipts VRDN RB Series 2004 B (AMBAC) (Bayerische Landesbank SPA) (A-1+/VMIG1)
$7,500,000	2.28%	04/07/2005	$7,500,000

			$59,861,418

Oklahoma—0.8%
Payne County Economic Development Authority Student Housing VRDN RB for Osuf Phase III Project Series 2002 (AMBAC) (Dexia Credit Local SPA) (VMIG1)
19,350,000	2.30	04/07/2005	19,350,000

Oregon—2.3%
Clackamas County Hospital Facility Authority VRDN RB for Legacy Health Systems Series 2003 (A-1+/VMIG1)
5,000,000	2.30	04/06/2005	5,000,000
Oregon State GO VRDN Series 1985 73-G (JP Morgan Chase & Co. SPA) (A-1+)
7,800,000	2.28	04/06/2005	7,800,000
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+)
40,000,000	2.28	04/06/2005	40,000,000
Tri-County Metropolitan Transportation District VRDN RB for Interstate Maximum Project Series 2001 A (Bayerische Landesbank LOC) (A-1+/VMIG1)
3,565,000	2.25	04/07/2005	3,565,000

			$56,365,000

Pennsylvania—2.3%
Allegheny County Hospital Development Authority VRDN RB for Health Center Presbyterian University Health Systems Series 1990 A (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
8,245,000	2.30	04/07/2005	8,245,000
Allegheny County Hospital Development Authority VRDN RB for Health Center Presbyterian University Health Systems Series 1990 B(MBIA) (JP Morgan Chase & Co. SPA ) (A-1+/VMIG1)
3,740,000	2.30	04/07/2005	3,740,000
Pennsylvania GO VRDN Merlots Series 2004 B-15 (FSA) (Wachovia Bank N.A. SPA) (A-1)(a)
4,995,000	2.35	04/06/2005	4,995,000
Pennsylvania Intergovernmental Cooperative Authority VRDN Special Tax Revenue Refunding for Philadelphia Funding Series 2003(AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
11,605,000	2.30	04/07/2005	11,605,000
Pennsylvania State GO VRDN Eagle Series 20040043 Class A (Citibank N.A. SPA) (A-1+)(a)
6,000,000	2.31	04/07/2005	6,000,000
Pennsylvania State GO VRDN Third Refunding CIFG TCRS Series 2005 Class A (MBIA) (IXIS Municipal Products SPA) (A-1+)(a)
8,000,000	2.30	04/07/2005	8,000,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
10,000,000	2.30	04/06/2005	10,000,000

7

Statement of Investments

ILA Tax-exempt Diversified Portfolio (continued)

March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Pennsylvania (continued)
Temple University of the Commonwealth Systems of Higher Education University Funding RANS (MIG1)
$4,000,000	2.25%	05/02/2005	$4,003,287

			$56,588,287

Puerto Rico—2.2%
Puerto Rico Government Development Bank (CP Program) (A-1)
5,000,000	1.90	04/11/2005	5,000,000
5,000,000	1.92	04/14/2005	5,000,000
6,161,000	1.93	04/14/2005	6,161,000
4,000,000	1.90	04/19/2005	4,000,000
9,893,000	1.98	04/21/2005	9,893,000
6,336,000	1.95	05/05/2005	6,336,000
3,410,000	2.00	05/12/2005	3,410,000
6,905,000	2.00	05/13/2005	6,905,000
7,000,000	2.05	06/01/2005	7,000,000

			$53,705,000

South Carolina—1.2%
South Carolina Association of Governmental Organizations TANS Series 2004 (MIG1)
5,000,000	2.75	04/15/2005	5,002,309
South Carolina Eagle Tax-Exempt Trust Series 20014001 Class A (MBIA) (Citibank N.A. SPA)(a)
6,760,000	2.32	04/07/2005	6,760,000
South Carolina Public Service Authority Santee Cooper CP (A-1+/P-1)
5,809,000	2.06	06/09/2005	5,809,000
South Carolina Public Service Authority VRDN RB Eagle Tax-Exempt Trust Series 20040017 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	2.32	04/07/2005	5,000,000
South Carolina State VRDN P-Floats-PT 1225 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(a)
6,805,000	2.30	04/07/2005	6,805,000

			$29,376,309

Tennessee—2.5%
Chattanooga Health Educational & Housing Facilities Board VRDN RB Refunding for Catholic Health Series 2004 C (A-1+/VMIG1)
7,700,000	2.25	04/06/2005	7,700,000
City of Memphis GO CP Series 2000-1 (Westdeutsche Landesbank SPA) (A-1+/P-1)
2,500,000	2.06	05/05/2005	2,500,000
4,000,000	2.30	08/12/2005	4,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
13,760,000	2.29	04/07/2005	13,760,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$4,735,000	2.29%	04/07/2005	$4,735,000
Metropolitan Government of Nashville County CP (F1+)
4,500,000	2.27	08/24/2005	4,500,000
Sevier County Public Building Authority VRDN RB for Local Government Public Improvement Series 1999 III-F (AMBAC) (Landesbank Hessen-Thueringen) (VMIG1)
14,190,000	2.31	04/07/2005	14,190,000
Shelby County TANS Series 2004 (SP-1+/MIG1)
4,000,000	3.00	06/30/2005	4,014,379
Tennessee GO CP Series A (Tennessee Consolidated Retirement System) (A-1+/P-1)
5,000,000	1.95	05/12/2005	5,000,000

			$60,399,379

Texas—14.4%
City Of Houston Airport System CP Series 2005 (Dexia Credit Local) (A-1+/P-1)
20,000,000	1.95	06/10/2005	20,000,000
City of Houston CP (Dexia Credit Local and Landesbank Hessen-Thueringen LOC) (A-1+/P-1)
7,600,000	2.00	05/20/2005	7,600,000
3,300,000	2.07	05/20/2005	3,300,000
Cypress Fairbanks Independent School District VRDN Merlots Series 2001 A129 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1)(b)
2,995,000	1.80	07/13/2005	2,995,000
Cypress Fairbanks Independent School District VRDN Merlots Series 2004 C-16 (PSF-GTD) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,395,000	2.35	04/06/2005	4,395,000
Dallas Area Rapid Transit CP (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Corp. and Westdeutsche Landesbank SPA) (A-1+/P-1)
2,500,000	2.06	06/14/2005	2,500,000
Dallas Independent School District GO VRDN ROCS RR-II-R 6038 Series 2004 (PSF-GTD) (Citibank N.A.) (VMIG1)(a)
6,170,000	2.32	04/07/2005	6,170,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for The Methodist System Series 2005 B (A-1+)
17,000,000	2.07	05/09/2005	17,000,000
Harris County Health Facilities Development VRDN RB Refunding for St. Luke’s Episcopal Hospital (JPMorgan Chase Bank, Bayerische Landesbank, Bank of America N.A. SPA, and Northern Trust Company SPA) (A-1+)

3,900,000	2.30	04/01/2005	3,900,000
Harris County Toll Road CP Series E-01 (Dexia Credit Local) (A-1/P-1)
5,000,000	1.95	04/07/2005	5,000,000
Harris County VRDN RB P-Floats-PT 971 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,995,000	2.32	04/07/2005	8,995,000
Houston CP Series 2005 D (Depfa Bank PLC SPA)
4,000,000	2.03	05/25/2005	4,000,000

8

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Houston CP Series 2005 D (Depfa Bank PLC SPA)
$7,000,000	2.06%	06/09/2005	$7,000,000
Houston Utility Systems Revenue VRDN RB Merlots Series 2004 B-17 (MBIA) (Wachovia Bank N.A. SPA) (A-1)(a)
12,150,000	2.35	04/06/2005	12,150,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local and Westdeutsche Landesbank SPA)
2,000,000	2.05	05/12/2005	2,000,000
2,000,000	2.00	05/19/2005	2,000,000
Jefferson County GO P-Floats-PT 1414 Series 2002 (FGIC) ( Merrill Lynch Capital Serives SPA) (A-1+)(a)
6,500,000	2.32	04/07/2005	6,500,000
Lewisville Independent School District GO VRDN P-Float-PT 2089 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA)(F1+)(a)
5,630,000	2.32	04/07/2005	5,630,000
Mansfield Independent School District GO VRDN ROCS RR-II-R 2172 Series 2005 (PSF-GTD) (Citigroup Global Markets) (VMIG1)(a)
5,650,000	2.32	04/07/2005	5,650,000
North Texas Tollway Authority VRDN RB Dallas North Tollway Systems Floating Rate RCPTS Series 2003 SG-167 (AMBAC) (Societe Generale SPA) (A-1+)(a)
4,000,000	2.32	04/07/2005	4,000,000
Plano Independent School District GO VRDN P-Floats-PT 2429 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,265,000	2.32	04/07/2005	5,265,000
San Antonio Electric & Gas CP (Bank of America N.A. and State Street Corp. SPA) (A-1+/P-1)
8,900,000	2.06	05/19/2005	8,900,000
8,000,000	2.06	06/13/2005	8,000,000
San Antonio Electric & Gas System VRDN Series 1997 SG 105 (Societe Generale SPA) (A-1+)(a)
34,930,000	2.32	04/07/2005	34,930,000
San Antonio Electric & Gas Systems CP (Bank of America N.A. and State Street Corp. SPA) (A-1+/P-1)
5,000,000	2.00	05/19/2005	5,000,000
San Antonio Electric & Gas Systems CP (Bank of America N.A. and State Street Corp. SPA) (A-1+/P-1)
3,900,000	2.10	06/13/2005	3,900,000
San Antonio Water System CP (Bank of America N.A. SPA) (A-1+/P-1)
5,500,000	2.00	05/23/2005	5,500,000
3,000,000	2.07	05/24/2005	3,000,000
5,000,000	2.13	06/09/2005	5,000,000
Texas A&M University Public University Funding CP Series 2002 (A-1+)
5,000,000	2.05	05/24/2005	5,000,000
Texas A&M University RB Financing Systems Prerefunded Series 1995 (Aa1/AA+)
3,000,000	6.35	05/15/2005	3,018,834
Texas A&M University System Building Registration CP (A-1+/P-1)
12,000,000	2.00	05/25/2005	12,000,000
2,000,000	2.07	06/08/2005	2,000,000
5,420,000	2.10	07/21/2005	5,420,000
Texas A&M University System Building Registration CP
6,000,000	2.10	07/26/2005	6,000,000
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
2,000,000	1.95	04/08/2005	2,000,000
5,000,000	2.06	06/14/2005	5,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Texas State Public Finance Authority CP Series 2003-C (A-1+/VMIG1)
$7,000,000	2.05	05/24/2005	$7,000,000
5,500,000	2.06%	05/26/2005	5,500,000
2,500,000	2.10	06/07/2005	2,500,000
7,000,000	2.06	06/14/2005	7,000,000
Texas State TRANS Series 2005 (SP-1+/MIG1)
61,500,000	3.00	08/31/2005	61,831,719
Texas State University Systems Financing VRDN RB Refunding ROCS RR-II-R 3028 Series 2004 (FSA) (Citigroup Global Markets) (VMIG1)(a)
5,260,000	2.32	04/07/2005	5,260,000
University of Texas CP Series 2005
5,000,000	1.91	04/06/2005	5,000,000
4,000,000	2.00	06/13/2005	4,000,000

			$348,810,553

Utah—4.2%
Central Water Conservancy District GO VRDN Refunding Series 2004 C (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
10,000,000	2.28	04/06/2005	10,000,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
13,500,000	2.28	04/06/2005	13,500,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 F (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
10,140,000	2.28	04/06/2005	10,140,000
Central Water Conservancy District GO VRDN Refunding Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
4,925,000	2.28	04/06/2005	4,925,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 A (A-1+)
21,400,000	2.30	04/07/2005	21,400,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B (A-1+)
4,000,000	2.30	04/07/2005	4,000,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C (A-1+)
9,990,000	2.30	04/01/2005	9,990,000
Orem Water & Storm Sewer VRDN RB ROCS RR-II-R 7506 Series 2005 (MBIA) (Citibank N.A.) (A-1+)(a)
6,275,000	2.32	04/07/2005	6,275,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-11 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
4,000,000	2.33	04/06/2005	4,000,000
Utah Water Finance Agency VRDN RB Series 2002 A-1 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
2,975,000	2.33	04/06/2005	2,975,000
Utah Water Finance Agency VRDN RB Series 2004 A-9 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
5,000,000	2.33	04/06/2005	5,000,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000 B (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
6,500,000	2.30	04/01/2005	6,500,000

9

Statement of Investments

ILA Tax-exempt Diversified Portfolio (continued)

March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Utah (continued)
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$3,530,000	2.30%	04/01/2005	$3,530,000

			$102,235,000

Virginia—0.7%
Fairfax County GO Refunding for Public Improvements Series 2004 A (Aaa/AAA)
3,000,000	2.00	04/01/2005	3,000,000
Fairfax County GO Refunding for Public Improvements Series 2004 B (Aaa/AAA)
2,270,000	6.00	10/01/2005	2,315,164
Roanoke Industrial Development Authority Hosp Ref Carilion Hlth Sys B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
3,900,000	2.30	04/01/2005	3,900,000
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (Suntrust Bank SPA) (VMIG1)
2,900,000	2.29	04/06/2005	2,900,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (Suntrust Bank SPA) (VMIG1)
5,000,000	2.29	04/06/2005	5,000,000

			$17,115,164

Washington—5.6%
Chelan County Public Utility District Number 001 Conservancy VRDN RB P-Floats-PT 950 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,000,000	2.32	04/07/2005	5,000,000
Energy Northwest Electric VRDN RB P-Floats-PT 2236 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,985,000	2.32	04/07/2005	4,985,000
Grant County Public Utility District VRDN Eagle Tax-Exempt Trust Series 20014702 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
4,000,000	2.32	04/07/2005	4,000,000
King County School District No 401 Highline Public Schools GO VRDN ROCS RR-II-R 2151 Series 2004 (FSA) (Citigroup Global Markets) (A-1+)(a)
5,320,000	2.32	04/07/2005	5,320,000
King County Water & Sewer System CP Series 2005 (Bayerische Landesbank) (A-1/P-1)
4,300,000	2.02	05/25/2005	4,300,000
3,700,000	2.05	05/26/2005	3,700,000
6,000,000	2.10	07/20/2005	6,000,000
6,000,000	2.10	07/26/2005	6,000,000
Port Seattle VRDN RB Floaters Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1)(a)
7,974,500	2.32	04/07/2005	7,974,500
Tacoma GO VRDN P-Floats-PT 2322 Series 2008 (MBIA) (Merrill Lynch Capital Services SPA)(a)
5,815,000	2.32	04/07/2005	5,815,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
$4,995,000	2.35%	04/06/2005	$4,995,000
University of Washington VRDN RB Series 2004 B (AMBAC) (Bank of America N.A. SPA) (A-1+/VMIG1)
7,035,000	2.28	04/06/2005	7,035,000
Washington State Eagle Tax-Exempt Trust Series 2000 Class A COPS (Citibank N.A. SPA) (A-1+)(a)
12,000,000	2.32	04/07/2005	12,000,000
Washington State Eagle Tax-Exempt Trust Series 20024701 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	2.32	04/07/2005	5,000,000
Washington State Eagle Tax-Exempt Trust Series 20024703 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
2,000,000	2.32	04/07/2005	2,000,000
Washington State Eagle Tax-Exempt Trust Series 984702 Class A (Citibank N.A. SPA) (A-1+)(a)
6,000,000	2.32	04/07/2005	6,000,000
Washington State Economic Development Finance Authority VRDN P-Floats-PT 2333 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,785,000	2.32	04/07/2005	6,785,000
Washington State GO Eagle Tax-Exempt Trust Series 96C 4704 Class A (Citibank N.A. SPA) (A-1+)(a)
8,500,000	2.32	04/07/2005	8,500,000
Washington State GO P-Floats-PT 854 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(a)
7,495,000	2.32	04/07/2005	7,495,000
Washington State GO VRDN Merlots Series 2002 A-57 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
6,930,000	2.35	04/06/2005	6,930,000
Washington State GO VRDN Merlots Series 2003 B-23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,000,000	2.35	04/06/2005	5,000,000
Washington State GO VRDN Merlots Series 2004 C-03 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
7,085,000	2.35	04/06/2005	7,085,000
Washington State GO VRDN P-Floats-PT 1407 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
2,950,000	2.32	04/07/2005	2,950,000

			$134,869,500

Wisconsin—1.5%
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 Class A (Citibank N.A. SPA) (A-1)(a)
15,085,000	2.32	04/07/2005	15,085,000
Southeast Professional Baseball Park District Sales Tax Revenue VRDN P-Floats-PT 425 Series 2002 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,495,000	2.32	04/07/2005	5,495,000
Wisconsin State GO Bonds Series 2004 A (Aa3/AA-)
4,055,000	7.00	04/07/2005	4,072,309

10

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Wisconsin (continued)
Wisconsin State GO VRDN ROCS RR-II-R 2171 (MBIA)(Citibank N.A.) (VMIG1)(a)
$5,590,000	2.32%	04/07/2005	$5,590,000
Wisconsin Transportation Board Eagle Tax-Exempt Trust Series 20004901 Class A (Citibank N.A. SPA)(a)
7,500,000	2.32	04/07/2005	7,500,000

			$37,742,309

Total Investments—98.4%			$2,386,791,487

The percentage shown for each category reflects the value of investments in that category as a percentage of total assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2005, these securities amounted to $680,095,500 or approximately 28.3% of net assets.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2005, these securities amounted to $8,990,000 or approximately 0.4% of net assets.

(c) Forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
IDRB	—	Industrial Development Revenue Bond
LOC	—	Letter of Credit

MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance — Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TCRS	—	Transferable Custodial Receipts
TFA	—	Transportation Finance Authority
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

11

Statement of Investments

ILA Tax-exempt Diversified Portfolio (continued)

March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for U.S. federal income tax purposes.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

12

Statement of Investments

ILA Tax-Exempt California Portfolio

March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California—92.2%
Abag Finance Authority VRDN RB for Menlo School Series 2003 (Allied Irish Bank PLC LOC) (VMIG1)
$13,700,000	2.27%	04/07/2005	$13,700,000
ABN Amro Munitops GO VRDN Non-AMT Trust Certificates (Chabot-Las Positas) Series 2004-12 (MBIA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
7,950,000	2.31	04/06/2005	7,950,000
Bay Area Toll Authority VRDN California Toll Bridge RB for San Francisco Bay Area Series 2001 C (AMBAC) (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
400,000	2.27	04/07/2005	400,000
Bay Area Toll Authority VRDN California Toll Bridge RB for San Francisco Bay Area Series 2003 C (AMBAC) (Landesbank Baden-Wurttm SPA) (A-1+/VMIG1)
10,825,000	2.27	04/07/2005	10,825,000
Cabrillo Community College District GO ROCS II-R-300 Series 2004 (MBIA) (Citibank N.A.) (VMIG1)(a)
1,000,000	2.31	04/07/2005	1,000,000
California Educational Facilities Authority VRDN RB for Pomona College Series 2005 B (A-1+/VMIG1)
2,500,000	2.28	04/07/2005	2,500,000
California Health Facilities Financing Authority VRDN RB for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
25,432,864	2.28	04/06/2005	25,432,864
California Infrastructure & Economic Development Bank VRDN RB for Floating Rate Receipts Series 2004 SG-172 (AMBAC) (Societe Generale SPA) (A-1+)(a)
3,000,000	2.30	04/07/2005	3,000,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2003 D (A-1+/VMIG1)
2,800,000	2.25	02/02/2006	2,800,000
California State Department of Water GO CP (Landesbank Hessen-Thueringen SPA)
1,750,000	2.06	05/12/2005	1,750,000
California State Economic Recovery VRDN RB Series 2004 C-1 (Landesbank Baden-Wurttm SPA) (A-1+/VMIG1)
2,040,000	2.30	04/01/2005	2,040,000
California State Economic Recovery VRDN RB Series 2004 C-12 (XL Capital Assurance LOC) (DepfaBank PLC SPA) (A-1+/VMIG1)
1,500,000	2.28	04/06/2005	1,500,000
California State Economic Recovery VRDN RB Series 2004 C-21, (XL Capital Assurance LOC) (Dexia Credit Local SPA) (A-1+/VMIG1)
1,500,000	2.28	04/06/2005	1,500,000
California State Economic Recovery VRDN RB Series 2004 C-3 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,500,000	2.20	04/01/2005	1,500,000
California State Economic Recovery VRDN RB Series 2004 C-4 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
3,500,000	2.33	04/01/2005	3,500,000
California State GO VRDN for Daily Kindergarten University Series 2004 A-2 (California State Teachers Retirement and Citibank N.A. LOC) (A-1+/VMIG1)
1,500,000	2.33	04/01/2005	1,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
California State GO VRDN for Daily Kindergarten University Series 2004 A-3 (California State Teachers Retirement and Citibank N.A. LOC) (A-1+/VMIG1)
$1,550,000	2.30%	04/01/2005	$1,550,000
California State GO VRDN for Daily Kindergarten University Series 2004 A-5 (California State Teachers Retirement and Citibank N.A. LOC) (A-1+/VMIG1)
4,900,000	2.28	04/01/2005	4,900,000
California State GO VRDN for Daily Kindergarten University Series 2004 B-3 (Citibank N.A., State Street Corp. and National Australia Bank LOC) (A-1+/VMIG1)
2,500,000	2.25	04/01/2005	2,500,000
California State GO VRDN for Floating Rate Series 2003 C-1 (Bank of America N.A., Bank of Nova Scotia and Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
700,000	2.29	04/07/2005	700,000
California State GO VRDN for Weekly Kindergarten University Public Series 2004 A-8 (California State Teachers Retirement and Citibank N.A. LOC) (A-1+/VMIG1)
2,000,000	2.27	04/07/2005	2,000,000
California State GO VRDN for Weekly Kindergarten University Public Series 2004 A-9 (California State Teachers Retirement and Citibank N.A. LOC) (A-1+/VMIG1)
4,000,000	2.28	04/07/2005	4,000,000
California State RANS Series 2004 A (SP-1/MIG1)
7,500,000	3.00	06/30/2005	7,520,302
California Statewide Communities Development Authority CP
4,000,000	1.95	04/07/2005	4,000,000
California Statewide Communities Development Authority Revenue VRDN RB for Kaiser Permanente Series 2003 B (A-1)
4,300,000	2.31	04/06/2005	4,300,000
California Statewide Communities Development Authority Revenue VRDN RB for Kaiser Permanente Series 2004 E (A-1)
5,000,000	1.08	04/01/2005	5,000,000
California Statewide Communities Development Authority VRDN RB Series 2004 M (A-1)
5,700,000	2.31	04/06/2005	5,700,000
California Statewide Community District CP
5,000,000	2.00	05/20/2005	5,000,000
City of Glendale California VRDN COPS for Police Building Project Series 2000 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
18,500,000	2.28	04/07/2005	18,500,000
Clovis Unified School District GO TRANS Series 2004 (SP-1+)
3,000,000	2.50	06/30/2005	3,006,550
Department of Water & Power CP (Dexia Credit Local SPA)
4,000,000	1.90	04/07/2005	4,000,000
4,000,000	2.03	05/11/2005	4,000,000
East Bay Municipal Utility District CP (Westdeutsche Landesbank, JP Morgan Chase & Co. SPA)
3,000,000	2.05	05/05/2005	3,000,000
3,700,000	2.10	06/07/2005	3,700,000
East Bay Municipal Utility District Water System Revenue VRDN RB Subseries 2002 B (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
1,000,000	2.20	04/06/2005	1,000,000

1

Statement of Investments

ILA Tax-Exempt California Portfolio (continued)

March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Fremont Unified High School District Santa Clara County GO VRDN P-Floats-PT 2510 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F-1+) (a)
$3,535,000	2.30%	04/06/2005	$3,535,000
Fremont VRDN COPS for Family Resources Center Financing Project Series 1998 (KBC Bank N.V. LOC) (A-1)
4,445,000	2.27	04/07/2005	4,445,000
Fresno California Sewer Revenue VRDN RB Series 2000 A (FGIC) (A-1+/VMIG1)
2,200,000	2.23	04/06/2005	2,200,000
Fresno County Adjustable VRDN RB for Trinity Health Credit Series 2000 C (Chase Manhattan Bank and Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)(b)
11,490,000	2.24	04/07/2005	11,490,000
Golden Gate Bridge Highway & Transportation Authority CP Series A (JP Morgan Chase & Co. SPA)
7,700,000	1.94	06/08/2005	7,700,000
Huntington Beach MF Hsg. VRDN RB for Essex Huntington Breakers Series 1996 A (FHLMC) (VMIG1)
14,100,000	2.30	04/06/2005	14,100,000
Irvine Ranch Water District GO VRDN NOS 105 140 240 & 250 Series 1995 (State Street Corp. LOC) (A-1+/VMIG1)
4,800,000	2.24	04/01/2005	4,800,000
Long Beach City Housing Authority VRDN MF Hsg. RB for Channel Point Apartment Series 1998 A (FNMA) (A-1+)
5,500,000	2.30	04/07/2005	5,500,000
Los Angeles Community College District GO VRDN ROCS RR-II-R 7002 Series 2005 (FSA) (Citibank N.A.) (VMIG1)(a)
5,000,000	2.31	04/07/2005	5,000,000
Los Angeles Convention & Exhibit Center Authority Lease VRDN RB Series 2003 D (AMBAC) (Dexia Credit Local SPA) (A-1+/VMIG1)
1,100,000	2.25	04/06/2005	1,100,000
Los Angeles County California CP (Westdeutsche Landesbank, Bayerische Landesbank and Landesbank Baden-Wurttm SPA)
4,094,000	1.90	04/06/2005	4,094,000
3,000,000	1.93	04/07/2005	3,000,000
Los Angeles County Housing Authority Variable Rate MF Hsg. Refunding RB for Malibu Meadows Project Series 1998 B (FNMA) (A-1+)
11,361,000	2.30	04/07/2005	11,361,000
Los Angeles County TRANS Series 2004 A (SP-1+/MIG1)
3,620,000	3.00	06/30/2005	3,630,740
Los Angeles Department Water & Power Waterworks Revenue VRDN RB Merlots Series 2003 A 24 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
3,100,000	2.32	04/06/2005	3,100,000
Los Angeles GO TRANS Series 2004 (SP-1+/MIG1)
13,000,000	3.00	06/30/2005	13,031,733
Los Angeles GO VRDN P-Float-PT B 2324 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F-1+)(a)
6,975,000	2.30	04/07/2005	6,975,000
Los Angeles Unified School District GO TRANS Series 2004 (SP-1+/MIG1)
5,000,000	5.00	09/01/2005	5,057,879

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Los Angeles Unified School District GO VRDN Eagle Series 2003-0049 A (MBIA) (Citibank N.A.) (A-1+)(a)
$5,100,000	2.31%	04/07/2005	$5,100,000
Los Angeles Unified School District Merlots GO VRDN Series 2003 B12 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
9,575,000	2.32	04/07/2005	9,575,000
Los Angeles Unified School District Merlots GO VRDN Series 2003 B34 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
8,985,000	2.32	04/06/2005	8,985,000
Los Angeles Unified School District Merlots GO VRDN Series 2004 B07 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,995,000	2.32	04/07/2005	4,995,000
Los Angeles Wastewater Systems CP Series 2003 (Toronto Dominion Bank and Westdeutsche Landesbank SPA)
10,000,000	2.00	06/13/2005	10,000,000
Los Angeles Wastewater Systems VRDN RB Refunding Subseries 2001 B (FGIC) (A-1+/VMIG1)
2,000,000	2.15	12/15/2005	2,000,000
Los Angeles Water & Power Revenue VRDN RB for Power System Subseries 2002 A-2 (Westdeutsche Landesbank, BNP Paribas, Dexia Credit Local, JP Morgan Chase & Co., and Bayerische Landesbank SPA) (A-1+/VMIG1)

2,100,000	2.23	04/01/2005	2,100,000
Los Angeles Water & Power Revenue VRDN RB for Power System Subseries 2002 A-4 (Westdeutsche Landesbank, BNP Paribas, Dexia Credit Local, JP Morgan Chase & Co., and Bayerische Landesbank SPA) (A-1+/VMIG1)

1,800,000	2.28	04/07/2005	1,800,000
Los Angeles Water & Power Revenue VRDN RB for Power System Subseries 2002 A-8 (Westdeutsche Landesbank, BNP Paribas, Dexia Credit local, JP Morgan Chase & Co., and Bayerische Landesbank SPA) (A-1+/VMIG1)

4,200,000	2.28	04/07/2005	4,200,000
Metropolitan Water District Southern California VRDN RB Refunding Series 2001 B-2 (Dexia Credit Local SPA) (A-1+/VMIG1)
1,100,000	2.23	04/07/2005	1,100,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Refunding Series 1996 A (AMBAC) (Lloyds TSB Bank PLC) (A-1+/VMIG1)
3,710,000	2.23	04/01/2005	3,710,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2001 C-1 (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
2,100,000	2.25	04/01/2005	2,100,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2001 C-2 (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
2,600,000	2.25	04/01/2005	2,600,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-2 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)(b)
1,400,000	2.23	04/06/2005	1,400,000
MSR Public Power Agency Subordinate Lien VRDN RB for San Juan Project Series 1998 F (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
5,950,000	2.28	04/01/2005	5,950,000

2

Statement of Investments

ILA Tax-Exempt California Portfolio

March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
MSR Public Power Agency VRDN RB for San Juan Project ROCS RR-II-R 335 Series 2005 (MBIA) (Citibank N.A.) (VMIG1)(a)
$2,000,000	2.30%	04/07/2005	$2,000,000
Municipal Improvement Corp. CP Series 2004 (Bank of America LOC)
3,400,000	2.03	05/06/2005	3,400,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1996 A (Bank of America SPA) (A-1+/VMIG1)
2,450,000	2.26	04/01/2005	2,450,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1996 B (Bank of America SPA) (A-1+/VMIG1)
5,900,000	2.26	04/01/2005	5,900,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1996 C (Bank of America SPA) (A-1+/VMIG1)
8,500,000	2.26	04/01/2005	8,500,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1999 A (A-1+/VMIG1)
7,440,000	2.28	04/07/2005	7,440,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1999 B (A-1+/VMIG1)
2,000,000	2.28	04/07/2005	2,000,000
Newport Mesa California Unified School District GO VRDN P-Float-PT 2490 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F-1+) (a)
3,345,000	2.30	04/07/2005	3,345,000
Orange County Apartment Development Revenue VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC) (VMIG1)
7,600,000	2.30	04/07/2005	7,600,000
Orange County Sanitation District VRDN COPS Series 2005 1032 (FGIC) (Morgan Stanley SPA) (VMIG1)(a)
1,500,000	2.30	04/07/2005	1,500,000
Orange County VRDN Apartment Development RB for Niguel Summit Series 1985 A (FHLMC) (VMIG1)
3,000,000	2.30	04/05/2005	3,000,000
Orange County VRDN Apartment Development RB Refunding for Larkspur Canyon Apartments Series 1997 A (FNMA) (A-1+)
4,135,000	2.30	04/06/2005	4,135,000
Orange County Water District Revenue COPS Series 2003 A (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
1,400,000	2.26	04/06/2005	1,400,000
Palo Alto Unified School District VRDN Series 1997 SGA 53 (Societe Generale SPA) (A-1+)(a)
9,830,000	2.26	04/06/2005	9,830,000
Pasadena COPS for City Hall & Park Improvement Projects Series 2003 (AMBAC) (California State Teachers Retirement and State Street Corp. SPA) (VMIG1)
3,300,000	2.29	04/07/2005	3,300,000
Rancho Santiago Community College District GO ROCS RR II-R 2181 Series 2005 (FSA) (Citigroup Global Markets SPA) (A-1+)(a)
2,815,000	2.31	04/07/2005	2,815,000
Sacramento County COPS for Weekly Administration Center & Court House Project Series 1990 (Bayerische Landes Bank LOC) (A-1+/VMIG1)
1,145,000	2.27	04/07/2005	1,145,000
Sacramento County Housing Authority VRDN MF Hsg. Refunding RB for Stone Creek Apartments Series 1997 (FNMA) (A-1+/Aaa)
7,650,000	2.30	04/07/2005	7,650,000
Sacramento County Housing Authority VRDN MF Hsg. Refunding RB Series 1996 River C (FNMA) (A-1+)
6,000,000	2.30	04/07/2005	6,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Sacramento County Sanitation District Financing Authority Revenue VRDN RB Sublien for Sacramento Regional Series 2000 C (Bank of America N.A. LOC) (A-1+/VMIG1)
$1,175,000	2.28%	04/06/2005	$1,175,000
Sacramento County Sanitation District Financing Authority VRDN RB for Eagle 2004 0047 Class A (AMBAC) (Citibank N.A.) (A-1+)(a)
4,000,000	2.31	04/07/2005	4,000,000
Sacramento County TRANS Series 2004 A (SP-1+/MIG1)
6,815,000	3.00	07/11/2005	6,840,242
San Bernardino County VRDN MF Hsg. Refunding RB for Evergreen Apartments Series 1999 A (FNMA) (A-1+)
16,600,000	2.30	04/07/2005	16,600,000
San Diego County & School District Note Partners GO TRANS Series 2004 A (SP-1+/MIG1)
8,180,000	3.25	07/25/2005	8,215,275
San Diego County Regional Transportation Commission CP Series 2003 A (JP Morgan Chase & Co. SPA)
4,000,000	2.05	06/10/2005	4,000,000
San Diego County Water Authority CP (Bayerische Landesbank SPA)
5,000,000	2.03	05/25/2005	5,000,000
7,000,000	2.02	05/31/2005	7,000,000
3,000,000	1.98	06/01/2005	3,000,000
3,500,000	2.00	06/08/2005	3,500,000
4,000,000	2.00	06/10/2005	4,000,000
San Francisco City & County GO VRDN ROCS RR II-R 6502 Series 2004 (MBIA) (Citibank N.A.) (VMIG1)(a)
5,845,000	2.31	04/07/2005	5,845,000
San Francisco County California Transportation CP (Landesbank Baden-Wurttm SPA)
8,250,000	2.00	06/09/2005	8,250,000
Santa Clara Valley Water CP (Westdeutsche Landesbank SPA)
2,571,000	1.93	04/08/2005	2,571,000
Southern California Public Power Authority VRDN RB Refunding for Southern Transmission Project Series 2000 A (FSA) (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
6,000,000	2.23	04/06/2005	6,000,000
Triunfo County Sanitation District VRDN RB Series 1994 (BNP Paribas LOC) (A-1+)
3,710,000	2.35	04/06/2005	3,710,000
Western Municipal Water District Facilities Authority VRDN RB Series 2002 A (FSA) (Dexia Credit Local SPA) (A-1+/Aaa)
6,720,000	2.23	04/06/2005	6,720,000

			$520,846,585

Puerto Rico—3.9%
Puerto Rico Commonwealth Highway & Transportation Authority VRDN RB Series 1998 A (AMBAC) (Bank of Nova Scotia SPA) (A-1+/VMIG1)
4,700,000	2.23	04/06/2005	4,700,000
Puerto Rico Government Development Bank CP
6,130,000	1.90	04/06/2005	6,130,000
5,000,000	1.90	04/08/2005	5,000,000
3,000,000	1.90	04/19/2005	3,000,000
3,000,000	2.00	05/13/2005	3,000,000

			$21,830,000

Total Investments—96.1%			$542,676,585

3

Statement of Investments

ILA Tax-Exempt California Portfolio

March 31, 2005 (Unaudited)

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2005, these securities amounted to $88,555,000 or approximately 15.7% of net assets.

(b) All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

4

Statement of Investments

ILA Tax-Exempt California Portfolio (continued)

March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for U.S. federal income tax purposes.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

5

Statement of Investments

ILA Federal Portfolio

March 31, 2005 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—87.1%
Federal Farm Credit Bank
$30,000,000	2.59	%(a)	04/01/2005	$29,994,964
25,000,000	2.62	(a)	04/01/2005	24,999,657
18,000,000	2.75	(a)	04/01/2005	17,998,180
85,000,000	2.77	(a)	04/01/2005	84,995,657
30,000,000	2.64	(a)	04/02/2005	29,996,782
5,000,000	2.62	(a)	04/04/2005	4,999,113
14,600,000	2.65		04/06/2005	14,594,626
20,000,000	2.69	(a)	04/12/2005	19,995,814
25,000,000	2.76	(a)	04/17/2005	24,997,601
26,000,000	2.67		04/20/2005	25,963,362
4,000,000	2.65		04/21/2005	3,994,111
40,000,000	2.77	(a)	04/22/2005	39,991,566
Federal Home Loan Bank
15,000,000	1.40		04/01/2005	15,000,000
16,552,000	2.07		04/01/2005	16,552,000
30,000,000	2.45	(a)	04/03/2005	29,992,369
80,000,000	2.45	(a)	04/05/2005	79,975,980
48,100,000	2.51		04/06/2005	48,083,232
40,000,000	2.64		04/06/2005	39,985,333
5,100,000	2.67		04/06/2005	5,098,109
25,000,000	2.69		04/13/2005	24,977,583
130,000,000	2.70		04/13/2005	129,883,108
10,000,000	1.40		04/15/2005	9,999,946
59,537,000	2.70		04/15/2005	59,474,486
38,950,000	2.71		04/18/2005	38,900,155
25,000,000	2.59	(a)	04/19/2005	24,999,628
50,000,000	2.65		04/20/2005	49,930,069
6,320,000	2.71		04/20/2005	6,310,961
25,000,000	2.72		04/20/2005	24,964,111
39,000,000	2.73		04/20/2005	38,943,873
25,000,000	2.74	(a)	04/21/2005	24,979,321
65,000,000	2.71		04/22/2005	64,897,246
25,000,000	2.68		04/25/2005	24,955,333
38,000,000	2.14		04/27/2005	37,941,406
25,000,000	2.15		04/27/2005	24,961,181
50,000,000	2.56		04/27/2005	49,907,556
12,750,000	2.68		04/27/2005	12,725,322
9,875,000	2.70		04/27/2005	9,855,744
41,071,000	2.71		04/27/2005	40,990,615
40,000,000	1.35		04/28/2005	39,962,855
8,000,000	2.70		04/29/2005	7,983,200
15,000,000	1.33		05/02/2005	15,000,000
25,000,000	2.63	(a)	05/02/2005	24,980,152
85,000,000	2.59		05/04/2005	84,798,241
100,000,000	2.60		05/04/2005	99,761,895
9,850,000	4.13		05/13/2005	9,879,855
25,000,000	2.68	(a)	05/16/2005	24,981,770
105,000,000	2.63		05/18/2005	104,639,471
25,000,000	2.64		05/18/2005	24,913,997
50,000,000	2.69		05/25/2005	49,798,250
65,000,000	2.70		05/25/2005	64,737,237
100,000,000	2.75	(a)	05/26/2005	99,977,426
25,000,000	2.73		05/27/2005	24,894,028
15,000,000	2.55		06/01/2005	14,935,188

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations (continued)
$58,035,000	2.77%		06/01/2005	$57,762,606
30,000,000	2.79	(a)	06/01/2005	29,977,404
125,000,000	2.78		06/03/2005	124,391,984
50,000,000	2.81		06/08/2005	49,735,083
28,000,000	2.86	(a)	06/13/2005	27,976,674
20,000,000	2.55		06/15/2005	19,893,708
25,000,000	2.98	(a)	06/28/2005	24,987,634
25,000,000	2.85		08/17/2005	24,726,875
50,000,000	3.12		09/14/2005	49,280,667
21,000,000	3.14		09/21/2005	20,683,626
20,000,000	2.38		11/04/2005	19,960,781
14,000,000	2.21		02/27/2006	13,815,476
17,450,000	2.50		03/13/2006	17,255,110

Total U.S. Government Agency Obligations				$2,428,497,293

U.S. Treasury Obligations—14.3%
United States Treasury Bills
$40,000,000	2.72	%(b)	04/15/2005	$39,957,689
60,000,000	2.66		04/21/2005	59,911,333
250,000,000	2.69		04/21/2005	249,626,945
29,400,000	2.70		04/21/2005	29,355,982
20,000,000	2.62		04/28/2005	19,960,737

Total U.S. Treasury Obligations				$398,812,686

Total Investments—101.4%				$2,827,309,979

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either LIBOR or Prime lending rate.

(b) All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

Statement of Investments

ILA Federal Portfolio

March 31, 2005 (Unaudited)

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for U.S. federal income tax purposes.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Statement of Investments

ILA Treasury Instruments Portfolio

March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—100.2%
United States Treasury Bills
$20,000,000	2.55%	04/07/2005	$19,991,500
10,000,000	2.56	04/07/2005	9,995,733
84,400,000	2.57	04/07/2005	84,363,919
80,000,000	2.63	04/14/2005	79,924,167
22,700,000	2.64	04/14/2005	22,678,359
3,100,000	2.64	04/21/2005	3,095,462
1,700,000	2.64	04/21/2005	1,697,507
99,000,000	2.68	04/21/2005	98,852,600
16,000,000	2.75	06/23/2005	15,898,555
57,000,000	2.77	06/23/2005	56,636,633
30,000,000	2.79	06/23/2005	29,807,371
60,000,000	2.80	06/23/2005	59,612,667

Total U.S. Treasury Obligations			$482,554,473

Total Investments—100.2%			$482,554,473

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent the annualized yield on date of purchase for discounted securities.

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for U.S. federal income tax purposes.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Statement of Investments

ILA Money Market Portfolio (continued)

March 31, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Bank Note—1.3%
Bank of America Corp.
$25,000,000	2.69%	05/03/2005	$25,000,000

Total Bank Note			$25,000,000

Commercial Paper and Corporate Obligations—39.7%
Asset-Backed
Aspen Funding Corp.
$5,000,000	2.62%	04/26/2005	$4,990,903
30,000,000	2.73	05/16/2005	29,897,625
Atlantis One Funding Corp.
17,917,000	2.62	04/20/2005	17,892,225
22,704,000	2.63	04/25/2005	22,664,192
Cancara Asset Securitisation Ltd.
55,428,000	2.65	04/01/2005	55,428,000
Discover Card Master Trust I Series 2000-A (New Castle)
36,000,000	2.60	04/18/2005	35,955,800
FCAR Owner Trust Series I
30,000,000	2.64	05/03/2005	29,929,600
Grampian Funding Ltd.
10,000,000	2.58	04/14/2005	9,990,683
15,000,000	2.21	04/19/2005	14,983,425
Newport Funding Corp.
25,000,000	2.60	04/21/2005	24,963,889
25,000,000	2.62	04/25/2005	24,956,333
20,000,000	2.73	05/16/2005	19,931,750
Nieuw Amsterdam Receivables Corp.
29,983,000	3.01	06/30/2005	29,757,378
Scaldis Capital LLC
10,000,000	2.60	04/15/2005	9,989,889
18,001,000	2.95	06/15/2005	17,890,369
Sierra Madre Funding Ltd.
15,000,000	2.58	04/11/2005	14,989,250
Solitaire Funding Ltd.
21,000,000	2.82	05/24/2005	20,912,815
18,780,000	2.95	08/15/2005	18,570,707
Thames Asset Global Securitisation
50,000,000	2.73	05/12/2005	49,844,542
Thunder Bay Funding, Inc.
10,452,000	2.60	04/15/2005	10,441,432
Ticonderoga Funding LLC
75,000,000	2.80	04/11/2005	74,941,666
Tulip Funding Corp.
7,000,000	2.64	04/25/2005	6,987,680
50,000,000	2.85	06/01/2005	49,758,542
Commercial Banks
Banco Santander Central Hispano SA
30,000,000	2.98	08/17/2005	29,657,300
Bank of America Corp.
25,000,000	2.61	04/20/2005	24,965,562
Barclays Bank PLC
50,000,000	2.95	06/16/2005	49,688,611
Deutsche Bank AG
50,000,000	2.80	05/03/2005	49,875,556
Norddeutsche Landesbank Girozentrale
15,000,000	2.97	06/21/2005	14,899,763

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations (continued)
Commercial Banks (continued)
Westpac Capital Corp.
$15,000,000	2.97%		06/22/2005	14,898,525

Total Commercial Paper and Corporate Obligations				$779,654,012

Certificate of Deposit—0.8%
First Tennessee Bank NA
$15,000,000	2.99%		06/20/2005	$15,000,000

Certificates of Deposit-Eurodollar—5.6%
Alliance & Leicester PLC
$15,000,000	2.51%		10/12/2005	$15,000,394
10,000,000	3.79		03/29/2006	10,000,000
Calyon
5,000,000	3.41		03/21/2006	5,000,000
5,000,000	3.78		03/29/2006	5,000,000
National Australia Bank Ltd.
15,000,000	2.52		11/08/2005	15,000,000
Societe Generale
50,000,000	2.55		04/11/2005	49,999,215
10,000,000	3.00		12/21/2005	10,000,000

Total Certificates of Deposit-Eurodollar				$109,999,609

Certificates of Deposit-Yankeedollar—4.6%
Bayerische Landesbank Girozentrale
$5,000,000	1.49%		05/06/2005	$4,999,928
HSBC Bank PLC
30,000,000	2.72		05/09/2005	30,000,315
Toronto-Dominion Bank
5,000,000	2.72		11/14/2005	4,999,691
UBS AG
50,000,000	2.80		05/02/2005	50,000,000

Total Certificates of Deposit-Yankeedollar				$89,999,934

Master Demand Notes—1.3%
Bank of America Corp.
$25,000,000	2.96%		05/03/2005	$25,000,000

U.S. Government Agency Obligations—11.9%
Federal Home Loan Bank
$20,000,000	2.61	%(a)	04/02/2005	$19,984,799

Statement of Investments

ILA Money Market Portfolio (continued)

March 31, 2005 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp.
$20,000,000	2.55	%(a)	04/07/2005	$20,000,000
4,650,000	2.20		04/19/2005	4,644,897
Federal National Mortgage Association
30,000,000	2.43	(a)	04/03/2005	29,990,080
43,749,000	2.20		04/20/2005	43,698,318
35,000,000	2.74	(a)	04/29/2005	34,984,633
30,000,000	2.75	(a)	05/22/2005	29,979,424
25,000,000	2.83	(a)	06/06/2005	24,993,483
25,000,000	2.83	(a)	06/07/2005	24,973,413

Total U.S. Government Agency Obligations				$233,249,047

Variable Rate Obligations(a)—19.8%
BellSouth Telecommunications, Inc.
$50,000,000	3.00%		06/06/2005	$50,000,000
BNP Paribas SA
40,000,000	2.79		04/01/2005	39,999,382
Caixa Geral De Depositos SA
20,000,000	2.99		06/20/2005	19,993,049
Canadian Imperial Bank of Commerce
15,000,000	2.79		04/29/2005	14,999,329
First Tennessee Bank NA
65,000,000	2.81		04/01/2005	64,998,453
General Electric Capital Corp.
15,000,000	2.86		04/11/2005	15,000,000
HBOS Treasury Services PLC
30,000,000	2.73		04/11/2005	29,998,853
25,000,000	2.77		04/29/2005	25,006,089
25,000,000	2.90		05/20/2005	25,000,000
Merrill Lynch & Co., Inc.
14,300,000	3.35		06/21/2005	14,321,453
Monumental Life Insurance Co.(b)
25,000,000	2.84		04/01/2005	25,000,000
New York Life Insurance Co.(b)
35,000,000	2.63		04/01/2005	35,000,000
Rabobank Nederland
20,000,000	2.79		04/01/2005	19,999,737
Unicredito Italiano SPA
10,000,000	2.90		06/09/2005	9,997,049

Total Variable Rate Obligations				$389,313,394

Total Investments before Repurchase Agreement				$1,667,215,996

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements(c)—14.9%
Citigroup Global Markets, Inc.
$40,000,000	2.90%	04/01/2005	$40,000,000
Maturity Value: $40,003,289
Collateralized by various corporate issues, 0.00% to 7.75%, due 01/18/2011 to 04/25/2035
Joint Repurchase Agreement Account II
252,700,000	2.91%	04/01/2005	$252,700,000
Maturity Value: $252,720,384

Total Repurchase Agreements			$292,700,000

Total Investments—99.9%			$1,959,915,996

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either the LIBOR or Prime lending rate.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2005, these securities amounted to $60,000,000 or approximately 3.1% of net assets.

(c) Unless noted, all repurchase agreements were entered into on March 31, 2005.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

Statement of Investments

ILA Money Market Portfolio (continued)

March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II— At March 31, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $252,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$500,000,000	2.92%	04/01/2005	$500,040,555

Banc of America Securities LLC	750,000,000	2.93	04/01/2005	750,061,042

Barclays Capital PLC	1,500,000,000	2.90	04/01/2005	1,500,120,833

CS First Boston LLC	500,000,000	2.90	04/01/2005	500,040,278

Greenwich Capital Markets	400,000,000	2.91	04/01/2005	400,032,333

J.P. Morgan Securities, Inc.	350,000,000	2.87	04/01/2005	350,027,903

Morgan Stanley & Co.	750,000,000	2.91	04/01/2005	750,060,625

UBS Securities LLC	150,600,000	2.88	04/01/2005	150,612,048

UBS Securities LLC	700,000,000	2.90	04/01/2005	700,056,389

Westdeutsche Landesbank AG	900,000,000	2.90	04/01/2005	900,072,500

TOTAL	$6,500,600,000			$6,501,124,506

At March 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.25%, due 12/15/2005; Federal Home Loan Mortgage Association, 0.00% to 12.30%, due 01/01/2007 to 04/01/2035; Federal National Mortgage Association, 0.00% to 11.50%, due 06/15/2005 to 03/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 03/15/2018 to 03/20/2035 and U.S. Treasury Notes, 0.00% to 4.25%, due 04/30/2006 to 11/15/2013.

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for U.S. federal income tax purposes.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Statement of Investments

March 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%
Diversified – 10.1%
410,719	Duke Realty Corp.	$12,259,962
313,326	Liberty Property Trust	12,235,380
38,696	St. Joe Co.	2,604,241
404,961	Vornado Realty Trust	28,051,649

		55,151,232

Hotels – 13.9%
123,716	Equity Inns, Inc.	1,364,587
223,578	FelCor Lodging Trust, Inc.*	2,779,074
1,317,335	Host Marriott Corp.	21,815,068
338,621	Innkeepers USA Trust	4,371,597
524,063	Interstate Hotels & Resorts, Inc.*	2,525,984
208,707	MeriStar Hospitality Corp.*	1,460,949
703,102	Starwood Hotels & Resorts Worldwide, Inc.	42,207,213

		76,524,472

Industrial – 8.8%
335,318	AMB Property Corp.	12,675,020
250,935	First Potomac Realty Trust	5,733,865
810,436	ProLogis Trust	30,067,176

		48,476,061

Office – 23.6%
445,438	Boston Properties, Inc.	26,828,731
438,750	Brandywine Realty Trust	12,460,500
434,001	Brookfield Properties Corp.	16,709,038
470,852	Equity Office Properties Trust	14,186,771
111,698	Maguire Properties, Inc.	2,667,348
266,788	Parkway Properties, Inc.	12,459,000
271,907	Prentiss Properties Trust	9,288,343
202,464	SL Green Realty Corp.	11,382,526
1,260,926	Trizec Properties, Inc.	23,957,594

		129,939,851

Other REIT – 3.4%
269,437	Cendant Corp.	5,534,236
195,830	Gramercy Capital Corp.	3,818,685
133,211	iStar Financial, Inc.	5,485,629
367,722	Spirit Finance Corp.(a)*	3,993,461

		18,832,011

Regional Malls – 12.8%
185,059	CBL & Associates Properties, Inc.	13,233,569
753,546	General Growth Properties, Inc.	25,695,919
521,891	Simon Property Group, Inc.	31,616,157

		70,545,645

Residential – 14.2%
113,518	Apartment Investment & Management Co.	4,222,870
373,505	Archstone-Smith Trust	12,740,255
206,893	AvalonBay Communities, Inc.	13,839,073
226,224	BRE Properties, Inc.	7,985,707
121,678	Camden Property Trust	5,722,516

Shares	Description	Value
Common Stocks – (continued)
Residential – (continued)
782,620	Equity Residential Properties Trust	$25,208,190
394,303	United Dominion Realty Trust, Inc.	8,229,104

		77,947,715

Self Storage – 0.5%
164,877	U-Store-It Trust	2,868,860

Shopping Centers – 11.3%
302,886	Developers Diversified Realty Corp.	12,039,718
443,580	Kimco Realty Corp.	23,908,962
196,142	Kite Realty Group Trust	2,824,445
239,856	Pan Pacific Retail Properties, Inc.	13,611,828
204,662	Regency Centers Corp.	9,748,051

		62,133,004

TOTAL COMMON STOCKS		$542,418,851

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 1.9%
Joint Repurchase Agreement Account II
$10,300,000	2.90%	04/01/2005	$10,300,000
Maturity Value: $10,300,831

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$552,718,851

Shares	Description	Value
Securities Lending Collateral – 0.0%
9,000	Boston Global Investment Trust - Enhanced Portfolio	$9,000

TOTAL INVESTMENTS — 100.5%		$552,727,851

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on March 31, 2005.

Investment Abbreviation: REIT— Real Estate Investment Trust

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Statement of Investments (continued)

March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $10,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$500,000,000	2.92%	04/01/2005	$500,040,555

Banc of America Securities LLC	750,000,000	2.93	04/01/2005	750,061,042

Barclays Capital PLC	1,500,000,000	2.90	04/01/2005	1,500,120,833

CS First Boston LLC	500,000,000	2.90	04/01/2005	500,040,278

Greenwich Capital Markets	400,000,000	2.91	04/01/2005	400,032,333

J.P. Morgan Securities, Inc.	350,000,000	2.87	04/01/2005	350,027,903

Morgan Stanley & Co.	750,000,000	2.91	04/01/2005	750,060,625

UBS Securities LLC	150,600,000	2.88	04/01/2005	150,612,048

UBS Securities LLC	700,000,000	2.90	04/01/2005	700,056,389

Westdeutsche Landesbank AG	900,000,000	2.90	04/01/2005	900,072,500

TOTAL	$6,500,600,000			$6,501,124,506

At March 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.25%, due 12/15/2005; Federal Home Loan Mortgage Association, 0.00% to 12.30%, due 01/01/2007 to 04/01/2035; Federal National Mortgage Association, 0.00% to 11.50%, due 06/15/2005 to 03/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 03/15/2018 to 03/20/2035 and U.S. Treasury Notes, 0.00% to 4.25%, due 04/30/2006 to 11/15/2013.

TAX INFORMATION — At March 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$422,593,061

Gross unrealized gain	131,749,897
Gross unrealized loss	(1,615,107)

Net unrealized security gain	$130,134,790

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE TAX-MANAGED EQUITY FUND

Statement of Investments

March 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 99.5%
Aerospace & Defense – 3.2%
4,900	Northrop Grumman Corp.	$264,502
30,200	Raytheon Co.	1,168,740
25,200	The Boeing Co.	1,473,192

		2,906,434

Air Freight & Couriers – 0.3%
3,600	United Parcel Service, Inc. Class B	261,864

Automobiles – 0.2%
19,000	Ford Motor Co.	215,270

Banks – 5.5%
50,742	Bank of America Corp.	2,237,722
2,500	Corus Bankshares, Inc.	119,225
17,200	KeyCorp	558,140
5,000	Marshall & Ilsley Corp.	208,750
3,900	U.S. Bancorp.	112,398
1,500	UnionBanCal Corp.	91,875
31,300	Wachovia Corp.	1,593,483
2,200	Washington Mutual, Inc.	86,900

		5,008,493

Beverages – 0.2%
9,400	PepsiAmericas, Inc.	213,004

Biotechnology – 3.1%
27,240	Amgen, Inc.*	1,585,640
37,400	Applera Corp. – Celera Genomics Group*	383,350
17,800	Biogen Idec, Inc.*	614,278
7,000	ImClone Systems, Inc.*	241,500

		2,824,768

Building Products – 0.7%
20,000	USG Corp.*(a)	663,200

Chemicals – 1.9%
15,576	Monsanto Co.	1,004,652
17,600	The Lubrizol Corp.	715,264

		1,719,916

Commercial Services & Supplies – 1.3%
37,700	Cendant Corp.	774,358
4,000	Coinstar, Inc.*	84,800
5,700	CSG Systems International, Inc.*	92,853
1,885	PHH Corp.*	41,225
5,500	The Brink’s Co.	190,300

		1,183,536

Communications Equipment – 2.8%
81,600	Motorola, Inc.	1,221,552
2,800	Plantronics, Inc.	106,624
33,710	QUALCOMM, Inc.	1,235,472

		2,563,648

Computers & Peripherals – 4.0%
44,300	Dell, Inc.*	1,702,006
4,358	Hewlett-Packard Co.	95,615
4,100	Intergraph Corp.*	118,121

Shares	Description	Value
Common Stocks – (continued)
Computers & Peripherals – (continued)
15,300	International Business Machines Corp.	$1,398,114
13,300	Nvidia Corp.*	316,008

		3,629,864

Construction & Engineering – 0.2%
3,100	EMCOR Group, Inc.*	145,142

Distributors – 0.4%
4,300	Handleman Co.	81,528
11,100	WESCO International, Inc.*	310,800

		392,328

Diversified Financials – 6.3%
3,800	Advanta Corp. Class B	87,400
9,500	AmeriCredit Corp.*	222,680
1,300	BlackRock, Inc.	97,409
26,000	CIT Group, Inc.	988,000
14,400	Citigroup, Inc.	647,136
17,000	CompuCredit Corp.*	452,540
28,100	J.P. Morgan Chase & Co.	972,260
8,900	Merrill Lynch & Co., Inc.	503,740
13,600	Moody’s Corp.	1,099,696
8,800	Principal Financial, Inc.	338,712
3,000	The Bear Stearns Companies, Inc.	299,700

		5,709,273

Diversified Telecommunication Services – 1.6%
18,700	CenturyTel, Inc.	614,108
15,700	SBC Communications, Inc.	371,933
20,100	Sprint Corp.	457,275

		1,443,316

Electric Utilities – 3.7%
4,300	Constellation Energy Group, Inc.	222,310
35,500	Edison International	1,232,560
16,000	Entergy Corp.	1,130,560
22,500	PG&E Corp.	767,250

		3,352,680

Electrical Equipment – 0.5%
7,500	Brady Corp.	242,625
1,500	Energizer Holdings, Inc.*	89,700
1,300	Woodward Governor Co.	93,210

		425,535

Electronic Equipment & Instruments – 0.5%
4,200	Anixter International, Inc.*	151,830
9,000	Ingram Micro, Inc.*	150,030
4,700	Tech Data Corp.*	174,182

		476,042

Energy Equipment & Services – 1.3%
22,800	Transocean, Inc.*	1,173,288

Food & Drug Retailing – 0.8%
17,800	Longs Drug Stores Corp.	609,116

GOLDMAN SACHS CORE TAX-MANAGED EQUITY FUND

Statement of Investments (continued)

March 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food & Drug Retailing – (continued)
6,700	Smart & Final, Inc.*	$81,472

		690,588

Food Products – 1.8%
28,600	Pilgrim’s Pride Corp.	1,021,592
36,700	Tyson Foods, Inc.	612,156

		1,633,748

Healthcare Equipment & Supplies – 2.4%
12,400	Boston Scientific Corp.*	363,196
4,000	Cytyc Corp.*	92,040
2,100	Guidant Corp.	155,190
3,200	Immucor, Inc.*	96,608
28,900	Medtronic, Inc.	1,472,455

		2,179,489

Healthcare Providers & Services – 2.9%
18,100	PacifiCare Health Systems, Inc.*	1,030,252
16,700	UnitedHealth Group, Inc.	1,592,846

		2,623,098

Hotels, Restaurants & Leisure – 0.6%
11,100	Starbucks Corp.*	573,426

Household Durables – 0.9%
9,237	Harman International Industries, Inc.	817,105

Household Products – 2.1%
35,800	The Procter & Gamble Co.	1,897,400

Industrial Conglomerates – 3.8%
49,600	General Electric Co.	1,788,576
12,700	Reynolds American, Inc.(a)	1,023,493
19,400	Tyco International Ltd.	655,720

		3,467,789

Insurance – 5.9%
867	Alleghany Corp.*	240,159
16,400	American International Group, Inc.	908,724
1,800	American National Insurance Co.	190,620
16,200	Loews Corp.	1,191,348
18,400	MBIA, Inc.	961,952
4,300	MetLife, Inc.	168,130
6,100	Nationwide Financial Services, Inc.	218,990
23,000	Prudential Financial, Inc.	1,320,200
1,900	Radian Group, Inc.	90,706
2,300	Stewart Information Services Corp.	86,296

		5,377,125

Internet & Catalog Retail – 0.3%
14,700	Coldwater Creek, Inc.*	271,656

Internet Software & Services – 1.5%
39,300	Yahoo!, Inc.*	1,332,270

Shares	Description	Value
Common Stocks – (continued)
Leisure Equipment & Products – 0.9%
12,200	Polaris Industries, Inc.	$856,806

Machinery – 0.5%
8,200	Applied Industrial Technologies, Inc.	223,040
5,175	Graco, Inc.	208,863

		431,903

Marine – 0.3%
3,600	Overseas Shipholding Group, Inc.	226,476

Media – 7.0%
3,500	Catalina Marketing Corp.	90,650
8,632	Comcast Corp.*	291,589
10,800	Hearst-Argyle Television, Inc.	275,400
115,700	Liberty Media Corp. *	1,199,809
24,200	Liberty Media International, Inc.*	1,058,508
9,700	The Walt Disney Co.	278,681
94,100	Time Warner, Inc.*	1,651,455
42,500	Viacom, Inc. Class B	1,480,275

		6,326,367

Metals & Mining – 0.6%
17,200	Ryerson Tull, Inc.(a)	217,924
1,900	Southern Peru Copper Corp.(a)	105,374
13,200	USEC, Inc.	214,896

		538,194

Multiline Retail – 1.8%
47,200	Dillard’s, Inc.	1,269,680
7,400	J. C. Penney Co., Inc.	384,208

		1,653,888

Oil & Gas – 7.9%
8,280	ConocoPhillips	892,915
28,600	Exxon Mobil Corp.	1,704,560
1,846	Kerr-McGee Corp.	144,597
17,600	Occidental Petroleum Corp.	1,252,592
11,100	Sunoco, Inc.	1,149,072
28,800	Tesoro Petroleum Corp.*	1,066,176
12,800	Valero Energy Corp.	937,856

		7,147,768

Paper & Forest Products – 0.1%
3,300	Chesapeake Corp.	69,366

Personal Products – 0.6%
2,400	Avon Products, Inc.	103,056
5,100	Mannatech, Inc.	99,705
7,200	The Gillette Co.	363,456

		566,217

Pharmaceuticals – 5.6%
2,200	Allergan, Inc.	152,834
5,300	Bristol Myers Squibb Co.	134,938
37,500	Johnson & Johnson	2,518,500
24,500	Merck & Co., Inc.	793,065

GOLDMAN SACHS CORE TAX-MANAGED EQUITY FUND

Statement of Investments (continued)

March 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
58,340	Pfizer, Inc.	$1,532,592

		5,131,929

Real Estate – 3.0%
31,800	American Home Mortgage Investment Corp.	910,752
2,700	Brookfield Homes Corp.	113,967
6,300	Cousins Properties, Inc.	162,981
39,300	Equity Office Properties Trust	1,184,109
7,500	New Century Financial Corp.	351,150

		2,722,959

Road & Rail – 0.7%
14,200	J.B. Hunt Transportation Services, Inc.	621,534

Semiconductor Equipment & Products – 3.0%
62,700	Advanced Micro Devices, Inc.*	1,010,724
60,900	Freescale Semiconductor, Inc.*	1,032,255
5,081	Freescale Semiconductor, Inc. Class B*	87,647
3,800	Intel Corp.	88,274
8,300	Mips Technologies, Inc. Com*	95,450
14,500	Texas Instruments, Inc.	369,605

		2,683,955

Software – 4.5%
40,100	Autodesk, Inc.	1,193,376
20,100	Computer Associates International, Inc.	544,710
5,000	Inter-Tel, Inc.	122,500
82,600	Microsoft Corp.	1,996,442
3,800	SS&C Technologies, Inc.	86,640
8,100	Symantec Corp.*	172,773

		4,116,441

Specialty Retail – 1.8%
32,200	AutoNation, Inc.*	609,868
47,842	Circuit City Stores, Inc.	767,864
5,900	Stage Stores, Inc.*	226,501

		1,604,233

Tobacco – 0.2%
3,900	UST, Inc.	201,630

Wireless Telecommunication Services – 0.3%
1,900	Telephone & Data Systems, Inc.	155,040
3,300	United States Cellular Corp.*	150,579

		305,619

TOTAL COMMON STOCKS		$90,376,580

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 0.3%
Joint Repurchase Agreement Account II
$300,000	2.90%	04/01/2005	$300,000
Maturity Value: $300,024

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$90,676,580

Shares	Description	Value
Securities Lending Collateral – 1.6%
1,479,850	Boston Global Investment Trust – Enhanced Portfolio	$1,479,850

TOTAL INVESTMENTS — 101.4%		$92,156,430

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on March 31, 2005.

GOLDMAN SACHS CORE TAX-MANAGED EQUITY FUND

Statement of Investments (continued)

March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$500,000,000	2.92%	04/01/2005	$500,040,555

Banc of America Securities LLC	750,000,000	2.93	04/01/2005	750,061,042

Barclays Capital PLC	1,500,000,000	2.90	04/01/2005	1,500,120,833

CS First Boston LLC	500,000,000	2.90	04/01/2005	500,040,278

Greenwich Capital Markets	400,000,000	2.91	04/01/2005	400,032,333

J.P. Morgan Securities, Inc.	350,000,000	2.87	04/01/2005	350,027,903

Morgan Stanley & Co.	750,000,000	2.91	04/01/2005	750,060,625

UBS Securities LLC	150,600,000	2.88	04/01/2005	150,612,048

UBS Securities LLC	700,000,000	2.90	04/01/2005	700,056,389

Westdeutsche Landesbank AG	900,000,000	2.90	04/01/2005	900,072,500

TOTAL	$6,500,600,000			$6,501,124,506

At March 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.25%, due 12/15/2005; Federal Home Loan Mortgage Association, 0.00% to 12.30%, due 01/01/2007 to 04/01/2035; Federal National Mortgage Association, 0.00% to 11.50%, due 06/15/2005 to 03/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 03/15/2018 to 03/20/2035 and U.S. Treasury Notes, 0.00% to 4.25%, due 04/30/2006 to 11/15/2013.

FUTURES CONTRACTS — At March 31, 2005, the following futures contacts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Loss

S&P Mini 500 Index	8	June 2005	$473,560	$(959)

TAX INFORMATION — At March 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$71,967,074

Gross unrealized gain	22,065,055
Gross unrealized loss	(1,875,699)

Net unrealized security gain	$20,189,356

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TOLLKEEPER FUND

Statement of Investments

March 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Broadcasting – 12.2%
252,703	Citadel Broadcasting Co.*	$3,469,612
221,414	Clear Channel Communications, Inc.	7,632,141
422,510	Univision Communications, Inc.*	11,699,302
393,191	Viacom, Inc. Class B	13,694,842
325,020	Westwood One, Inc.*	6,614,157

		43,110,054

Cable & Entertainment – 3.1%
271,977	Cablevision Systems Corp.*	7,628,955
118,300	EchoStar Communications Corp.	3,460,275

		11,089,230

Computer Hardware – 11.9%
504,750	Avocent Corp.*	12,951,885
530,590	Dell, Inc.*	20,385,268
696,130	EMC Corp.*	8,576,321

		41,913,474

Computer Services – 4.0%
168,750	First Data Corp.	6,633,563
170,090	NAVTEQ*	7,373,401

		14,006,964

Computer Software – 8.5%
169,320	Electronic Arts, Inc.*	8,767,390
872,270	Microsoft Corp.	21,082,766

		29,850,156

Drugs & Medicine – 0.6%
128,463	Conor Medsystems, Inc.*	2,092,662

Hotel & Leisure – 1.0%
149,780	GTECH Holdings Corp.	3,524,323

Household Products – 2.5%
592,561	Salesforce.com, Inc.*	8,882,489

Internet & Online – 10.6%
174,400	eBay, Inc.*	6,498,144
61,840	Google, Inc.*	11,162,738
665,550	Time Warner, Inc.*	11,680,403
240,960	Yahoo!, Inc.*	8,168,544

		37,509,829

Networking & Telecommunication Equipment – 16.1%
962,120	Cisco Systems, Inc.*	17,212,327
160,380	Dolby Laboratories, Inc.*	3,768,930
153,900	FLIR Systems, Inc.*	4,663,170
170,020	Juniper Networks, Inc.*	3,750,641
753,630	QUALCOMM, Inc.	27,620,539

		57,015,607

Product Goods & Services – 3.3%
402,990	Iron Mountain, Inc.*(a)	11,622,232

Publishing – 4.8%
203,880	Lamar Advertising Co.*	8,214,325

Shares	Description	Value
Common Stocks – (continued)
Publishing – (continued)
181,136	The E.W. Scripps Co.	$8,830,380

		17,044,705

Semiconductors/Semiconductor Capital Equipment – 13.3%
198,270	KLA-Tencor Corp.*	9,122,403
390,280	Linear Technology Corp.	14,951,627
141,010	Marvell Technology Group Ltd.*	5,406,323
404,290	Tessera Technologies, Inc.*	17,477,457

		46,957,810

Telecommunications – 7.2%
240,000	ADTRAN, Inc.	4,233,600
1,075,175	Crown Castle International Corp.*	17,267,311
166,200	Sprint Corp.	3,781,050

		25,281,961

TOTAL COMMON STOCKS (Cost $347,514,210)		$349,901,496

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(b) – 0.8%
Joint Repurchase Agreement Account II
$3,000,000	2.90%	04/01/2005	$3,000,000
Maturity Value: $3,000,242

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$352,901,496

Shares	Description	Value
Securities Lending Collateral – 3.2%
11,173,500	Boston Global Investment Trust - Enhanced Portfolio	$11,173,500

TOTAL INVESTMENTS — 103.1%		$364,074,996

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on March 31, 2005.

GOLDMAN SACHS TOLLKEEPER FUND

Statement of Investments

March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $3,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$500,000,000	2.92%	04/01/2005	$500,040,555

Banc of America Securities LLC	750,000,000	2.93	04/01/2005	750,061,042

Barclays Capital PLC	1,500,000,000	2.90	04/01/2005	1,500,120,833

CS First Boston LLC	500,000,000	2.90	04/01/2005	500,040,278

Greenwich Capital Markets	400,000,000	2.91	04/01/2005	400,032,333

J.P. Morgan Securities, Inc.	350,000,000	2.87	04/01/2005	350,027,903

Morgan Stanley & Co.	750,000,000	2.91	04/01/2005	750,060,625

UBS Securities LLC	150,600,000	2.88	04/01/2005	150,612,048

UBS Securities LLC	700,000,000	2.90	04/01/2005	700,056,389

Westdeutsche Landesbank AG	900,000,000	2.90	04/01/2005	900,072,500

TOTAL	$6,500,600,000			$6,501,124,506

At March 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.25%, due 12/15/2005; Federal Home Loan Mortgage Association, 0.00% to 12.30%, due 01/01/2007 to 04/01/2035; Federal National Mortgage Association, 0.00% to 11.50%, due 06/15/2005 to 03/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 03/15/2018 to 03/20/2035 and U.S. Treasury Notes, 0.00% to 4.25%, due 04/30/2006 to 11/15/2013.

TAX INFORMATION — At March 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$365,758,889

Gross unrealized gain	54,042,646
Gross unrealized loss	(55,726,539)

Net unrealized security loss	$(1,683,893)

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	During the filing period of this report, the Registrant enhanced its control environment to ensure the increased tracking and filing of class action claims with respect to securities owned by the Funds and the recognition of gain contingencies on the financial statements. Fund management has discussed these matters with the Registrant’s Audit Committee and auditors.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 31, 2005

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date May 31, 2005

* Print the name and title of each signing officer under his or her signature.